UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:              Registrant is making a filing for 13 of its series, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series had a May 31 fiscal year end.

Date of reporting period: November 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2013

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2013. Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Economic growth was no longer a negative for investors.

Fears of a stalling U.S. economy, a eurozone recession, and a hard landing in China were largely erased. The U.S. economy grew modestly during the past six months. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still higher than satisfactory levels. Meanwhile, monetary policy remained accommodative throughout the period. At the end of November 2013, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month.

In other parts of the world, the eurozone ended its recession and began registering positive growth. While Germany was the healthiest of the eurozone economies, many of the troubled southern countries—such as Spain and Portugal—began growing again or showed significantly improved growth trends. Another sign of healing was that yields on government debt in Europe’s peripheral countries declined. Japan, meanwhile, continued its recovery. Emerging markets growth was mixed, but China’s growth appeared to stabilize. Meanwhile, the European Central Bank kept its monetary policy accommodative, lowering its short-term interest rates from 0.50% to 0.25% in November 2013.

Investor optimism resulted in positive equity returns.

Investor confidence grew during the period as economic concerns lessened. Stock markets also benefited from easy monetary policies and resolutions of political problems, such as the end of the U.S. government shutdown. As a result, the S&P 500 Index1 returned 11.91% for the six-month period that ended November 30, 2013. The index also managed to end higher than 1,800, a level typically considered a threshold for investor optimism. Meanwhile, the MSCI ACWI ex USA (Net)2, a measure of non-U.S. developed country equities, returned 9.37% during the six-month period that ended November 30, 2013.

Bond markets struggled to return to positive territory.

During the six months ended November 30, 2013, most categories of non-U.S. Treasury bonds managed to earn positive returns. However, it was a volatile path to positive results, and U.S. Treasury bonds did not manage to claw back into positive territory. June 2013 was a difficult month for bonds because yields increased in response to Federal Reserve Chairman Bernanke’s comments about the scaling back of its bond-buying program. Interest rates then stabilized, and

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

investment-grade and high-yield bond markets began generating positive returns. U.S. Treasury bonds bore the brunt of the interest-rate increase, while bonds in lower-tier credit categories benefited from a yield cushion and investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

Erik J. Sens, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	16.69	13.78	5.49	23.81	15.14	6.12	1.39	1.20
Class B (NVGRX)*	10-1-1998	17.89	14.04	5.56	22.89	14.28	5.56	2.14	1.95
Class C (WFGWX)	10-1-1998	21.93	14.29	5.32	22.93	14.29	5.32	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	24.17	15.43	6.39	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	18.59	13.62	7.16	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	(1.61)	5.33	4.71	–	–
MSCI EAFE Index (Net) (USD)[6]	–	–	–	–	24.84	13.42	7.56	–	–
Russell 1000® Growth Index[7]	–	–	–	–	29.74	20.14	7.89	–	–
Russell 1000® Value Index[8]	–	–	–	–	31.92	16.40	7.96	–	–
Russell 2000® Index[9]	–	–	–	–	40.99	20.97	9.08	–	–
S&P 500 Index[10]	–	–	–	–	30.30	17.60	7.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Growth Balanced Fund (continued)

Ten largest long-term holdings[11] (%) as of November 30, 2013
Apple Incorporated	1.14
Google Incorporated	1.06
Exxon Mobil Corporation	0.81
Johnson & Johnson	0.64
Amazon.com, Incorporated	0.63
FNMA, 6.25%, 5-25-2042	0.59
Bank of America Corporation	0.57
FNMA, 3.50%, 9-1-2032	0.56
JPMorgan Chase & Company	0.56
FNMA, 5.25%, 5-25-2020	0.55

Neutral target allocation[12] as of November 30, 2013

Current target allocation[12] as of November 30, 2013

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net) (USD), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) (USD) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index.

7.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

9.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

10.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

11.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

Erik J. Sens, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFMAX)	1-30-2004	7.74	10.27	4.66	14.32	11.58	5.28	1.36	1.15
Class B (WMOBX)*	1-30-2004	8.49	10.48	4.72	13.49	10.74	4.72	2.11	1.90
Class C (WFBCX)	1-30-2004	12.47	10.74	4.49	13.47	10.74	4.49	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	14.64	11.86	5.54	1.20	0.90
Moderate Balanced Composite Index[5]	–	–	–	–	10.76	9.76	5.95	–	–
Barclays Short Treasury: 9-12 Months Index[6]	–	–	–	–	0.27	0.58	2.09	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(1.61)	5.33	4.71	–	–
MSCI EAFE Index (Net) (USD)[8]	–	–	–	–	24.84	13.42	7.56	–	–
Russell 1000® Growth Index[9]	–	–	–	–	29.74	20.14	7.89	–	–
Russell 1000® Value Index[10]	–	–	–	–	31.92	16.40	7.96	–	–
Russell 2000® Index[11]	–	–	–	–	40.99	20.97	9.08	–	–
S&P 500 Index[12]	–	–	–	–	30.30	17.60	7.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Moderate Balanced Fund (continued)

Ten largest long-term holdings[13] (%) as of November 30, 2013
FHLMC, 7.50%, 9-25-2043	1.00
FNMA, 6.25%, 5-25-2042	0.77
FNMA, 3.50%, 9-1-2032	0.73
FNMA, 5.25%, 5-25-2020	0.72
U.S. Treasury Bill, 0.06%, 2-27-2014	0.70
Apple Incorporated	0.70
Google Incorporated	0.65
U.S. Treasury Bond, 4.25%, 11-15-2040	0.61
U.S. Treasury Bond, 1.75%, 5-15-2023	0.60
FHLMC, 7.00%, 3-25-2043	0.51

Neutral target allocation[14] as of November 30, 2013

Current target allocation[14] as of November 30, 2013

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 6% in the MSCI EAFE Index (Net) (USD), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

6.	The Barclays Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) (USD) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index.

9.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

10.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

11.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

12.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

13.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

14.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

8	Wells Fargo Advantage Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,101.35	$6.32	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,097.19	$10.25	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,097.01	$10.25	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,102.71	$5.01	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,060.79	$5.94	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,057.41	$9.80	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,056.77	$9.80	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,062.27	$4.65	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	9

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.67%

Affiliated Master Portfolios: 99.67%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$13,900,692
Wells Fargo Advantage Core Bond Portfolio				17,596,443
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				41,891,458
Wells Fargo Advantage Emerging Growth Portfolio				4,158,662
Wells Fargo Advantage Index Portfolio				41,769,959
Wells Fargo Advantage Inflation-Protected Bond Portfolio				8,794,762
Wells Fargo Advantage International Growth Portfolio				12,572,536
Wells Fargo Advantage International Value Portfolio				12,368,803
Wells Fargo Advantage Large Company Value Portfolio				27,789,118
Wells Fargo Advantage Managed Fixed Income Portfolio				61,630,495
Wells Fargo Advantage Small Company Growth Portfolio				4,174,189
Wells Fargo Advantage Small Company Value Portfolio				8,410,403

Total Investment Companies (Cost $222,142,051)				255,057,520

	Yield	Maturity date	Principal

Short-Term Investments: 0.38%

U.S. Treasury Securities: 0.38%
U.S. Treasury Bill (z)#	0.01%	12-26-2013	$963,000	962,964

Total Short-Term Investments (Cost $962,964)				962,964

Total investments in securities (Cost $223,105,015) *	100.05%	256,020,484
Other assets and liabilities, net	(0.05)	(122,189)

Total net assets	100.00%	$255,898,295

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $224,608,421 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,412,063
Gross unrealized depreciation	0

Net unrealized appreciation	$31,412,063

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.65%

Affiliated Master Portfolios: 99.65%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,804,095
Wells Fargo Advantage Core Bond Portfolio				15,455,358
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				17,444,608
Wells Fargo Advantage Emerging Growth Portfolio				1,742,727
Wells Fargo Advantage Index Portfolio				17,427,694
Wells Fargo Advantage Inflation-Protected Bond Portfolio				7,716,655
Wells Fargo Advantage International Growth Portfolio				5,226,088
Wells Fargo Advantage International Value Portfolio				5,140,251
Wells Fargo Advantage Large Company Value Portfolio				11,603,099
Wells Fargo Advantage Managed Fixed Income Portfolio				54,116,672
Wells Fargo Advantage Small Company Growth Portfolio				1,748,318
Wells Fargo Advantage Small Company Value Portfolio				3,494,367
Wells Fargo Advantage Stable Income Portfolio				25,737,326

Total Investment Companies (Cost $159,474,218)				172,657,258

	Yield	Maturity date	Principal

Short-Term Investments: 0.38%

U.S. Treasury Securities: 0.38%
U.S. Treasury Bill #(z)	0.01%	12-26-2013	$660,000	659,975

Total Short-Term Investments (Cost $659,975)				659,975

Total investments in securities (Cost $160,134,193) *	100.03%	173,317,233
Other assets and liabilities, net	(0.03)	(48,987)

Total net assets	100.00%	$173,268,246

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $159,535,615 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,781,618
Gross unrealized depreciation	0

Net unrealized appreciation	$13,781,618

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	11

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$255,057,520	$172,657,258
In unaffiliated securities, at value (see cost below)	962,964	659,975

Total investments, at value (see cost below)	256,020,484	173,317,233
Receivable for Fund shares sold	108,935	214,445
Receivable from adviser	0	4,621
Prepaid expenses and other assets	37,284	23,645

Total assets	256,166,703	173,559,944

Liabilities
Payable for Fund shares redeemed	141,478	208,440
Payable for daily variation margin on open futures contracts	1,450	1,000
Advisory fee payable	493	0
Distribution fees payable	7,623	2,631
Due to other related parties	42,053	24,699
Shareholder servicing fees payable	53,942	36,619
Accrued expenses and other liabilities	21,369	18,309

Total liabilities	268,408	291,698

Total net assets	$255,898,295	$173,268,246

NET ASSETS CONSIST OF
Paid-in capital	$387,028,001	$159,703,530
Undistributed net investment income	2,422,121	2,205,940
Accumulated net realized losses on investments	(167,328,387)	(2,418,480)
Net unrealized gains on investments	33,776,560	13,777,256

Total net assets	$255,898,295	$173,268,246

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$60,084,350	$16,283,344
Shares outstanding – Class A	1,635,707	723,416
Net asset value per share – Class A	$36.73	$22.51
Maximum offering price per share – Class A2	$38.97	$23.88
Net assets – Class B	$852,932	$514,683
Shares outstanding – Class B	26,052	22,910
Net asset value per share – Class B	$32.74	$22.47
Net assets – Class C	$11,318,783	$3,694,531
Shares outstanding – Class C	351,172	166,763
Net asset value per share – Class C	$32.23	$22.15
Net assets – Administrator Class	$183,642,230	$152,775,688
Shares outstanding – Administrator Class	5,572,223	6,734,204
Net asset value per share – Administrator Class	$32.96	$22.69

Investments in affiliated Master Portfolios, at cost	$222,142,051	$159,474,218

Investments in unaffiliated securities, at cost	$962,964	$659,975

Total investments, at cost	$223,105,015	$160,134,193

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$1,373,409	$1,427,243
Dividends allocated from affiliated Master Portfolios*	1,257,018	534,801
Securities lending income allocated from affiliated Master Portfolios	22,018	10,000
Interest	332	165
Expenses allocated from affiliated Master Portfolios	(681,139)	(453,835)
Waivers allocated from affiliated Master Portfolios	52,298	67,916

Total investment income	2,023,936	1,586,290

Expenses
Advisory fee	307,598	207,162
Administration fees
Fund level	61,520	41,432
Class A	74,361	16,425
Class B	1,157	731
Class C	13,204	4,084
Administrator Class	88,915	74,696
Shareholder servicing fees
Class A	71,501	15,793
Class B	1,113	703
Class C	12,696	3,927
Administrator Class	221,985	186,255
Distribution fees
Class B	3,339	2,108
Class C	38,088	11,781
Custody and accounting fees	5,604	3,561
Professional fees	16,283	14,864
Registration fees	23,808	20,458
Shareholder report expenses	25,119	20,079
Trustees’ fees and expenses	5,036	5,094
Other fees and expenses	6,204	5,026

Total expenses	977,531	634,179
Less: Fee waivers and/or expense reimbursements	(310,764)	(240,002)

Net expenses	666,767	394,177

Net investment income	1,357,169	1,192,113

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	4,297,867	1,328,081
Futures transactions	4,976,320	2,230,080

Net realized gains on investments	9,274,187	3,558,161

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	14,674,059	5,702,515
Futures transactions	(1,231,336)	(322,556)

Net change in unrealized gains (losses) on investments	13,442,723	5,379,959

Net realized and unrealized gains (losses) on investments	22,716,910	8,938,120

Net increase in net assets resulting from operations	$24,074,079	$10,130,233

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$138	$120
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$20,350	$10,648

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	13

	Growth Balanced Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,357,169		$3,291,127
Net realized gains on investments		9,274,187		22,185,874
Net change in unrealized gains (losses) on investments		13,442,723		21,087,053

Net increase in net assets resulting from operations		24,074,079		46,564,054

Distributions to shareholders from
Net investment income
Class A		0		(790,330)
Class B		0		(6,107)
Class C		0		(78,360)
Administrator Class		0		(3,056,559)

Total distributions to shareholders		0		(3,931,356)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	89,843	3,123,792	252,844	7,707,814
Class B	1,371	42,627	1,720	47,281
Class C	45,651	1,392,594	55,670	1,517,079
Administrator Class	303,986	9,484,928	682,034	18,741,686

		14,043,941		28,013,860

Reinvestment of distributions
Class A	0	0	26,105	783,165
Class B	0	0	227	6,107
Class C	0	0	2,921	77,436
Administrator Class	0	0	112,461	3,019,584

		0		3,886,292

Payment for shares redeemed
Class A	(126,400)	(4,404,342)	(385,427)	(11,789,241)
Class B	(7,819)	(240,492)	(38,181)	(1,038,792)
Class C	(11,944)	(362,269)	(53,297)	(1,442,155)
Administrator Class	(591,564)	(18,426,906)	(3,759,086)	(97,832,397)

		(23,434,009)		(112,102,585)

Net decrease in net assets resulting from capital share transactions		(9,390,068)		(80,202,433)

Total increase (decrease) in net assets		14,684,011		(37,569,735)

Net assets
Beginning of period		241,214,284		278,784,019

End of period		$255,898,295		$241,214,284

Undistributed net investment income		$2,422,121		$1,064,952

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Moderate Balanced Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,192,113		$2,729,351
Net realized gains on investments		3,558,161		12,235,693
Net change in unrealized gains (losses) on investments		5,379,959		7,981,882

Net increase in net assets resulting from operations		10,130,233		22,946,926

Distributions to shareholders from
Net investment income
Class A		0		(174,454)
Class B		0		(6,037)
Class C		0		(26,366)
Administrator Class		0		(2,930,711)

Total distributions to shareholders		0		(3,137,568)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	315,387	6,863,509	106,892	2,150,751
Class B	3,260	69,860	6,379	129,702
Class C	47,925	1,022,921	32,118	642,068
Administrator Class	387,599	8,451,544	644,259	13,114,398

		16,407,834		16,036,919

Reinvestment of distributions
Class A	0	0	8,688	172,200
Class B	0	0	271	5,404
Class C	0	0	1,191	23,401
Administrator Class	0	0	144,213	2,874,170

		0		3,075,175

Payment for shares redeemed
Class A	(79,560)	(1,721,774)	(155,234)	(3,093,238)
Class B	(9,182)	(198,191)	(20,626)	(416,879)
Class C	(4,064)	(87,458)	(34,884)	(701,338)
Administrator Class	(524,174)	(11,523,622)	(3,018,081)	(60,096,397)

		(13,531,045)		(64,307,852)

Net increase (decrease) in net assets resulting from capital share transactions		2,876,789		(45,195,758)

Total increase (decrease) in net assets		13,007,022		(25,386,400)

Net assets
Beginning of period		160,261,224		185,647,624

End of period		$173,268,246		$160,261,224

Undistributed net investment income		$2,205,940		$1,013,827

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Growth Balanced Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$33.35	0.15		3.23	0.00
June 1, 2012 to May 31, 2013	$27.77	0.32		5.70	(0.44)
June 1, 2011 to May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)
October 1, 2010 to May 31, 2011[5]	$25.89	0.23		4.11	(0.89)
October 1, 2009 to September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)
October 1, 2008 to September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)
October 1, 2007 to September 30, 2008	$36.21	0.63		(7.32)	(0.63)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$29.84	0.03	[4]	2.87	0.00
June 1, 2012 to May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)
June 1, 2011 to May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00
October 1, 2010 to May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)
October 1, 2009 to September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)
October 1, 2008 to September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)
October 1, 2007 to September 30, 2008	$32.51	0.36		(6.52)	(0.39)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$29.38	0.03	[4]	2.82	0.00
June 1, 2012 to May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)
June 1, 2011 to May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)
October 1, 2010 to May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)
October 1, 2009 to September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)
October 1, 2008 to September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)
October 1, 2007 to September 30, 2008	$32.60	0.36	[4]	(6.54)	(0.39)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$29.89	0.22	[4]	2.85	0.00
June 1, 2012 to May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)
June 1, 2011 to May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)
October 1, 2010 to May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)
October 1, 2009 to September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)
October 1, 2008 to September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)
October 1, 2007 to September 30, 2008	$33.29	0.64	[4]	(6.67)	(0.71)

Moderate Balanced Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$21.21	0.13	[4]	1.17	0.00
June 1, 2012 to May 31, 2013	$18.84	0.21		2.50	(0.34)
June 1, 2011 to May 31, 2012	$19.64	0.32		(0.54)	(0.58)
October 1, 2010 to May 31, 2011[5]	$17.97	0.28		1.80	(0.41)
October 1, 2009 to September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)
October 1, 2008 to September 30, 2009	$17.85	0.38		(0.36)	(0.57)
October 1, 2007 to September 30, 2008	$22.76	0.55		(3.34)	(0.61)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$21.25	0.05	[4]	1.17	0.00
June 1, 2012 to May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)
June 1, 2011 to May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)
October 1, 2010 to May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)
October 1, 2008 to September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)

Please see footnotes on page 18.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	17

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$36.73	0.96%	1.39%	1.20%	10.13%	39%	$60,084
0.00	$33.35	1.23%	1.39%	1.20%	21.85%	80%	$55,777
0.00	$27.77	1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
0.00	$29.34	1.43%	1.35%	1.20%	17.02%	70%	$60,055
0.00	$25.89	1.61%	1.38%	1.20%	9.00%	94%	$55,284
(0.08)	$24.12	1.95%	1.32%	1.20%	(2.95)%	105%	$55,318
(3.26)	$25.63	2.09%	1.34%	1.20%	(20.42)%	80%	$55,626

0.00	$32.74	0.20%	2.13%	1.95%	9.72%	39%	$853
0.00	$29.84	0.45%	2.12%	1.95%	20.91%	80%	$970
0.00	$24.80	0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.00	$26.17	0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.00	$23.07	0.96%	2.12%	1.95%	8.19%	94%	$6,924
(0.08)	$21.46	1.21%	2.08%	1.95%	(3.66)%	105%	$13,869
(3.26)	$22.70	1.31%	2.09%	1.95%	(21.02)%	80%	$31,892

0.00	$32.23	0.21%	2.14%	1.95%	9.70%	39%	$11,319
0.00	$29.38	0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.00	$24.52	0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.00	$25.94	0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.00	$22.93	0.84%	2.12%	1.95%	8.20%	94%	$7,665
(0.08)	$21.42	1.21%	2.06%	1.95%	(3.69)%	105%	$7,738
(3.26)	$22.77	1.33%	2.08%	1.95%	(21.02)%	80%	$9,588

0.00	$32.96	1.21%	1.23%	0.95%	10.27%	39%	$183,642
0.00	$29.89	1.47%	1.22%	0.95%	22.18%	80%	$175,142
0.00	$24.93	1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
0.00	$26.39	1.66%	1.19%	0.95%	17.19%	70%	$273,174
0.00	$23.39	2.04%	1.19%	0.95%	9.32%	94%	$287,073
(0.08)	$21.81	2.18%	1.14%	0.95%	(2.68)%	105%	$861,399
(3.26)	$23.29	2.32%	1.16%	0.95%	(20.25)%	80%	$1,161,210

0.00	$22.51	1.23%	1.36%	1.15%	6.08%	45%	$16,283
0.00	$21.21	1.41%	1.36%	1.15%	14.57%	86%	$10,344
0.00	$18.84	1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
0.00	$19.64	1.89%	1.34%	1.15%	11.72%	70%	$10,702
0.00	$17.97	2.42%	1.37%	1.15%	8.41%	103%	$7,992
(0.18)	$17.12	2.47%	1.31%	1.15%	0.94%	116%	$8,669
(1.51)	$17.85	2.88%	1.31%	1.15%	(13.39)%	89%	$8,524

0.00	$22.47	0.47%	2.10%	1.90%	5.74%	45%	$515
0.00	$21.25	0.65%	2.11%	1.90%	13.65%	86%	$613
0.00	$18.86	0.94%	2.08%	1.90%	(1.66)%	115%	$807
0.00	$19.58	1.11%	2.09%	1.90%	11.16%	70%	$1,097
0.00	$17.85	1.65%	2.12%	1.90%	7.58%	103%	$1,257
(0.18)	$16.99	1.72%	2.06%	1.90%	0.19%	116%	$1,720
(1.51)	$17.67	2.13%	2.06%	1.90%	(14.06)%	89%	$2,177

Please see footnotes on page 18.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Moderate Balanced Fund (continued)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$20.96	0.05	[4]	1.14	0.00
June 1, 2012 to May 31, 2013	$18.63	0.11		2.42	(0.20)
June 1, 2011 to May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)
October 1, 2010 to May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)
October 1, 2009 to September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)
October 1, 2008 to September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$21.36	0.17		1.16	0.00
June 1, 2012 to May 31, 2013	$18.96	0.41		2.38	(0.39)
June 1, 2011 to May 31, 2012	$19.77	0.40		(0.58)	(0.63)
October 1, 2010 to May 31, 2011[5]	$18.11	0.29		1.83	(0.46)
October 1, 2009 to September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)
October 1, 2008 to September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	19

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$22.15	0.49%	2.11%	1.90%	5.68%	45%	$3,695
0.00	$20.96	0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.00	$18.63	0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
0.00	$19.45	1.16%	2.09%	1.90%	11.17%	70%	$2,364
0.00	$17.77	1.59%	2.12%	1.90%	7.58%	103%	$1,726
(0.18)	$16.96	1.72%	2.05%	1.90%	0.21%	116%	$1,445
(1.51)	$17.64	2.13%	2.05%	1.90%	(14.05)%	89%	$1,677

0.00	$22.69	1.48%	1.20%	0.90%	6.23%	45%	$152,776
0.00	$21.36	1.66%	1.20%	0.90%	14.81%	86%	$146,729
0.00	$18.96	1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
0.00	$19.77	2.14%	1.18%	0.90%	11.93%	70%	$192,305
0.00	$18.11	3.06%	1.18%	0.90%	8.65%	103%	$176,179
(0.18)	$17.23	2.72%	1.13%	0.90%	1.14%	116%	$330,340
(1.51)	$17.98	3.13%	1.13%	0.90%	(13.17)%	89%	$407,829

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing primarily all investable assets in two or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2013, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	27		11
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	1		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	16		14
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	3		1
Wells Fargo Advantage Large Company Value Portfolio	27		11
Wells Fargo Advantage Managed Fixed Income Portfolio	53		47
Wells Fargo Advantage Small Company Growth Portfolio	2		1
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	21

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in by each Fund and each affiliated Master Portfolio. Realized gains or losses are recorded on the basis of identified cost by each Fund and each affiliated Master Portfolio.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

22	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	2016	2017	2018
Growth Balanced Fund	$11,249,610	$79,417,787	$82,578,227
Moderate Balanced Fund	0	0	5,730,209

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Growth Balanced Fund

Equity securities
Investment companies	$0	$255,057,520	$0	$255,057,520

Short-term investments
U.S. Treasury securities	0	962,964	0	962,964
	$0	$256,020,484	$0	$256,020,484

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	23

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Moderate Balanced Fund

Equity securities
Investment companies	$0	$172,657,258	$0	$172,657,258

Short-term investments
U.S. Treasury securities	0	659,975	0	659,975
	$0	$173,317,233	$0	$173,317,233

As of November 30, 2013, the inputs used in valuing each Fund’s other financial instruments were as follows:

Futures contracts	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Growth Balanced Fund	$861,091+	$0	$0	$861,091
Moderate Balanced Fund	594,216+	0	0	594,216

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended November 30, 2013, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

24	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	9-30-2014	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	9-30-2014	1.15	1.90	1.90	0.90

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended November 30, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Growth Balanced Fund	$9,386	$9	$141
Moderate Balanced Fund	4,489	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$62,913,040	$46,629,664	$62,733,790	$52,857,705
Moderate Balanced Fund	55,256,323	29,722,370	55,097,897	30,652,923

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2013, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
Growth Balanced Fund	12-19-2013	29 Long	S&P 500 Index	$13,079,725	$883,644
	3-20-2014	95 Short	U.S. Treasury Bonds	12,421,250	(22,553)
Moderate Balanced Fund	12-19-2013	20 Long	S&P 500 Index	9,020,500	609,410
	3-20-2014	64 Short	U.S. Treasury Bonds	8,368,000	(15,194)

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	25

The Funds had an average notional amounts in futures contracts outstanding during the six months ended November 30, 2013, as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$27,991,147	$29,116,686
Moderate Balanced Fund	13,421,101	13,902,729

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows for Growth Balanced Fund:

	Asset derivatives				Liability derivatives
	Statements of Assets and Liabilities location	Fair value			Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Interest rate contracts	Net assets – Net unrealized gains on investments	$22,553	*
Equity contracts	Net assets – Net unrealized gains on investments	883,644	*	Equity contracts	Net assets – Net unrealized gains on investments	0
		$883,644				$22,553

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$1,528,216	$(1,145,154)
Equity contracts	3,448,104	(86,182)
	$4,976,320	$(1,231,336)

The fair value of derivative instruments as of November 30, 2013 was as follows for Moderate Balanced Fund:

	Asset derivatives				Liability derivatives
	Statements of Assets and Liabilities location	Fair value			Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Interest rate contracts	Net assets – Net unrealized gains on investments	$15,194	*
Equity contracts	Net assets – Net unrealized gains on investments	609,410	*	Equity contracts	Net assets – Net unrealized gains on investments	0
		$609,410				$15,194

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$700,653	$(42,942)
Equity contracts	1,529,427	(279,614)
	$2,230,080	$(322,556)

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows each Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of each Fund under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in each Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. As of November 30, 2013, the Funds have transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

		Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral	Net amount (not less than $0)
Growth Balanced Fund	Futures – variation margin	$1,450	$0	$962,964	$0
Moderate Balanced Fund	Futures – variation margin	1,000	0	659,975	0

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$324
Moderate Balanced Fund	166

For the six months ended November 30, 2013, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 19, 2013, the Fund’s declared distributions from net investment income to shareholders of record on December 18, 2013. The per share amounts payable on December 20, 2013 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.33544	$0.13352
Class B	0.04467	0.03222
Class C	0.15339	0.08502
Administrator Class	0.42265	0.14881

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	27

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.70%

Consumer Discretionary: 14.00%

Hotels, Restaurants & Leisure: 4.40%
Carnival Corporation	211,600	$7,640,876
McDonald’s Corporation	80,300	7,818,811

		15,459,687

Household Durables: 2.40%
NVR Incorporated †	8,670	8,409,727

Media: 5.14%
Omnicom Group Incorporated	154,700	11,053,315
Twenty-First Century Fox Incorporated	209,200	7,006,108

		18,059,423

Multiline Retail: 2.06%
Kohl’s Corporation	130,600	7,219,568

Consumer Staples: 11.94%

Beverages: 2.45%
Coca-Cola Enterprises Incorporated	106,700	4,474,998
Diageo plc ADR	32,300	4,123,741

		8,598,739

Food Products: 1.97%
Unilever NV ADR	176,300	6,921,538

Household Products: 4.61%
Colgate-Palmolive Company	80,600	5,304,286
Henkel AG & Company KGaA ADR	61,200	6,077,001
Procter & Gamble Company	57,000	4,800,540

		16,181,827

Personal Products: 1.12%
Avon Products Incorporated	219,700	3,917,251

Tobacco: 1.79%
Philip Morris International	73,600	6,295,744

Energy: 5.62%

Oil, Gas & Consumable Fuels: 5.62%
Chevron Corporation	45,700	5,595,508
Devon Energy Corporation	128,900	7,813,918
Exxon Mobil Corporation	67,600	6,319,248

		19,728,674

Financials: 23.71%

Capital Markets: 5.15%
Charles Schwab Corporation	208,800	5,111,424
State Street Corporation	178,600	12,968,146

		18,079,570

Commercial Banks: 1.99%
PNC Financial Services Group Incorporated	90,900	6,994,755

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.81%
American Express Company	114,800	$9,849,840

Diversified Financial Services: 6.79%
Bank of America Corporation	355,800	5,628,756
Berkshire Hathaway Incorporated Class B †	59,100	6,886,923
JPMorgan Chase & Company	197,800	11,318,116

		23,833,795

Insurance: 6.97%
Axis Capital Holdings Limited	128,150	6,296,010
RenaissanceRe Holdings Limited	80,500	7,623,350
The Progressive Corporation	184,800	5,161,464
Willis Group Holdings plc	120,300	5,387,034

		24,467,858

Health Care: 12.55%

Health Care Equipment & Supplies: 3.37%
Baxter International Incorporated	113,500	7,769,075
Becton Dickinson & Company	37,400	4,061,266

		11,830,341

Health Care Providers & Services: 6.70%
Cardinal Health Incorporated	140,600	9,082,760
Quest Diagnostics Incorporated	131,600	8,019,704
UnitedHealth Group Incorporated	86,000	6,405,280

		23,507,744

Pharmaceuticals: 2.48%
Johnson & Johnson	92,000	8,708,720

Industrials: 10.77%

Aerospace & Defense: 1.03%
Raytheon Company	40,900	3,627,012

Air Freight & Logistics: 1.53%
United Parcel Service Incorporated Class B	52,300	5,354,474

Commercial Services & Supplies: 1.97%
Cintas Corporation	124,900	6,931,950

Industrial Conglomerates: 2.85%
3M Company	74,900	9,999,899

Machinery: 3.39%
Illinois Tool Works Incorporated	69,300	5,514,894
Parker Hannifin Corporation	54,100	6,375,144

		11,890,038

Information Technology: 8.13%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited	67,000	3,532,240

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	29

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.16%
Fiserv Incorporated †		66,800	$7,340,652
Western Union Company		436,100	7,269,787

			14,610,439

Semiconductors & Semiconductor Equipment: 1.42%
Lam Research Corporation †		95,600	4,981,716

Software: 1.55%
Microsoft Corporation		142,500	5,433,525

Materials: 6.58%

Containers & Packaging: 6.58%
Ball Corporation		190,700	9,531,186
Crown Holdings Incorporated †		160,100	7,066,814
Rock-Tenn Company Class A		69,100	6,524,422

			23,122,422

Utilities: 1.40%

Electric Utilities: 1.40%
Entergy Corporation		79,300	4,907,877

Total Common Stocks (Cost $229,197,778)			332,456,393

	Dividend yield

Preferred Stocks: 0.44%

Consumer Staples: 0.44%

Household Products: 0.44%
Henkel AG & Company KGaA ADR ±	1.09%	13,600	1,545,244

Total Preferred Stocks (Cost $597,017)			1,545,244

	Yield

Short-Term Investments: 4.71%

Investment Companies: 4.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,519,640	16,519,640

Total Short-Term Investments (Cost $16,519,640)			16,519,640

Total investments in securities
(Cost $246,314,435) *	99.85%	350,521,277
Other assets and liabilities, net	0.15	528,363

Total net assets	100.00%	$351,049,640

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $255,710,903 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$105,190,272
Gross unrealized depreciation	(10,379,898)

Net unrealized appreciation	$94,810,374

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.30%

Consumer Discretionary: 24.69%

Auto Components: 0.66%
Delphi Automotive plc	17,370	$1,017,014

Distributors: 0.22%
LKQ Corporation †	10,160	336,804

Hotels, Restaurants & Leisure: 4.22%
Chipotle Mexican Grill Incorporated †	3,000	1,571,580
Marriott International Incorporated Class A	11,890	559,068
Starbucks Corporation	43,701	3,559,883
Wynn Resorts Limited	4,700	779,589

		6,470,120

Internet & Catalog Retail: 4.99%
Amazon.com Incorporated †	11,610	4,569,928
Netflix Incorporated †	2,660	973,028
priceline.com Incorporated †	1,770	2,110,424

		7,653,380

Media: 3.17%
CBS Corporation Class B	13,250	775,920
Discovery Communications Incorporated Class A †	13,730	1,198,217
Liberty Global plc Class C †	16,210	1,320,305
Sirius XM Holdings Incorporated	274,060	1,033,206
Twenty-First Century Fox Incorporated	13,760	460,822
Walt Disney Company	1,100	77,594

		4,866,064

Multiline Retail: 2.85%
Dollar General Corporation †	6,030	343,348
Dollar Tree Incorporated †	47,150	2,623,898
Nordstrom Incorporated	22,610	1,406,568

		4,373,814

Specialty Retail: 5.36%
Bed Bath & Beyond Incorporated †	3,150	245,795
Best Buy Company Incorporated	23,540	954,547
Cabela’s Incorporated †	6,900	422,625
CarMax Incorporated †	33,150	1,669,103
GNC Holdings Incorporated Class A	3,030	182,345
Home Depot Incorporated	11,700	943,839
O’Reilly Automotive Incorporated †	5,100	637,296
Ross Stores Incorporated	7,970	609,386
TJX Companies Incorporated	18,920	1,189,690
Tractor Supply Company	10,880	796,525
Ulta Salon Cosmetics & Fragrance Incorporated †	4,440	563,614

		8,214,765

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.22%
lululemon athletica incorporated †	14,990	$1,045,103
Michael Kors Holdings Limited †	21,765	1,774,936
Nike Incorporated Class B	11,430	904,570
Under Armour Incorporated Class A †	6,140	495,498
VF Corporation	3,050	715,469

		4,935,576

Consumer Staples: 5.47%

Beverages: 1.49%
Constellation Brands Incorporated Class A †	26,530	1,867,977
The Coca-Cola Company	10,320	414,761

		2,282,738

Food & Staples Retailing: 3.49%
Costco Wholesale Corporation	12,290	1,541,535
Sprouts Farmers Market Incorporated †	3,819	144,511
Walgreen Company	12,500	740,000
Whole Foods Market Incorporated	51,710	2,926,786

		5,352,832

Household Products: 0.12%
Colgate-Palmolive Company	2,900	190,849

Personal Products: 0.37%
Estee Lauder Companies Incorporated Class A	7,510	562,950

Energy: 4.15%

Energy Equipment & Services: 0.73%
National Oilwell Varco Incorporated	5,765	469,848
Schlumberger Limited	7,300	645,466

		1,115,314

Oil, Gas & Consumable Fuels: 3.42%
Antero Resources Corporation †«	4,576	251,222
Concho Resources Incorporated †	15,790	1,641,055
Continental Resources Incorporated †«	3,810	409,613
EOG Resources Incorporated	400	66,000
Pioneer Natural Resources Company	16,220	2,883,105

		5,250,995

Financials: 6.06%

Capital Markets: 2.10%
Affiliated Managers Group Incorporated †	4,270	855,068
Ameriprise Financial Incorporated	5,010	542,333
Northern Trust Corporation	5,210	307,338
TD Ameritrade Holding Corporation	52,750	1,518,145

		3,222,884

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 1.86%
American Express Company	16,614	$1,425,481
Discover Financial Services	26,910	1,434,303

		2,859,784

Diversified Financial Services: 1.30%
CME Group Incorporated	3,360	275,352
Intercontinental Exchange Incorporated †	8,020	1,710,586

		1,985,938

Insurance: 0.70%
Aon plc	13,210	1,078,464

REITs: 0.10%
American Tower Corporation	2,000	155,540

Health Care: 16.03%

Biotechnology: 9.27%
Alexion Pharmaceuticals Incorporated †	20,940	2,607,030
Biogen Idec Incorporated †	8,820	2,566,355
BioMarin Pharmaceutical Incorporated †	3,990	280,816
Celgene Corporation †	19,580	3,167,457
Gilead Sciences Incorporated †	53,800	4,024,778
Medivation Incorporated †	1,500	94,515
Quintiles Transnational Holdings Incorporated †	5,383	232,492
Regeneron Pharmaceuticals Incorporated †	3,280	963,861
Vertex Pharmaceuticals Incorporated †	4,050	281,151

		14,218,455

Health Care Equipment & Supplies: 1.35%
Boston Scientific Corporation †	80,530	932,537
Covidien plc	16,780	1,145,403

		2,077,940

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	17,823	1,257,056
Catamaran Corporation †	19,120	872,446
Envision Healthcare Holdings Incorporated †	5,875	174,018
Express Scripts Holding Company †	9,480	638,478

		2,941,998

Health Care Technology: 0.93%
Cerner Corporation †	24,950	1,433,877

Life Sciences Tools & Services: 0.37%
Mettler-Toledo International Incorporated †	2,280	562,180

Pharmaceuticals: 2.19%
Actavis plc †	6,540	1,066,478
Allergan Incorporated	2,550	247,478

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	1,500	$77,070
Mallinckrodt plc †	1,332	69,211
Merck & Company Incorporated	2,100	104,643
Mylan Laboratories Incorporated †	1,400	61,782
Perrigo Company «	6,940	1,081,877
Shire plc ADR	2,440	331,376
Zoetis Incorporated	10,130	315,550

		3,355,465

Industrials: 10.63%

Aerospace & Defense: 3.23%
Precision Castparts Corporation	9,683	2,502,571
The Boeing Company	7,810	1,048,493
United Technologies Corporation	12,720	1,410,139

		4,961,203

Air Freight & Logistics: 0.65%
United Parcel Service Incorporated Class B	9,780	1,001,276

Airlines: 0.76%
Delta Air Lines Incorporated	37,540	1,087,909
Southwest Airlines Company	4,000	74,360

		1,162,269

Building Products: 0.17%
Fortune Brands Home & Security Incorporated	5,920	258,112

Electrical Equipment: 0.62%
Eaton Corporation plc	13,160	956,206

Industrial Conglomerates: 0.73%
Danaher Corporation	15,020	1,123,496

Machinery: 0.33%
Flowserve Corporation	6,330	451,835
Pentair Limited	700	49,504

		501,339

Professional Services: 0.24%
Verisk Analytics Incorporated Class A †	5,630	366,569

Road & Rail: 3.35%
CSX Corporation	10,000	272,700
Genesee & Wyoming Incorporated †	500	48,100
J.B. Hunt Transport Services Incorporated	1,730	130,079
Kansas City Southern	19,070	2,307,851
Norfolk Southern Corporation	9,350	819,902
Union Pacific Corporation	9,660	1,565,306

		5,143,938

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors: 0.55%
W.W. Grainger Incorporated	3,250	$838,240

Information Technology: 28.75%

Communications Equipment: 1.38%
F5 Networks Incorporated †	2,500	205,650
QUALCOMM Incorporated	25,961	1,910,210

		2,115,860

Computers & Peripherals: 3.13%
Apple Incorporated	8,641	4,805,001

Electronic Equipment, Instruments & Components: 0.02%
Trimble Navigation Limited †	800	25,520

Internet Software & Services: 10.20%
Akamai Technologies Incorporated †	7,050	315,276
Baidu Incorporated ADR †	3,270	544,684
eBay Incorporated †	50,040	2,528,021
Facebook Incorporated Class A †	52,900	2,486,829
Google Incorporated Class A †	6,774	7,177,663
LinkedIn Corporation Class A †	5,410	1,212,002
MercadoLibre Incorporated «	4,880	540,265
Pandora Media Incorporated †	4,800	136,320
Rackspace Hosting Incorporated †«	18,510	707,267

		15,648,327

IT Services: 8.29%
Accenture plc	9,680	749,910
Alliance Data Systems Corporation †	11,470	2,778,722
Cognizant Technology Solutions Corporation Class A †	19,730	1,852,450
MasterCard Incorporated Class A	4,596	3,496,683
Vantiv Incorporated Class A †	30,470	923,241
Visa Incorporated Class A	14,280	2,905,409

		12,706,415

Semiconductors & Semiconductor Equipment: 2.75%
ARM Holdings plc	22,210	1,108,279
ASML Holding NV	10,480	978,622
Avago Technologies Limited	6,670	298,349
Linear Technology Corporation	5,170	219,984
Microchip Technology Incorporated «	33,010	1,429,003
Xilinx Incorporated	4,150	184,385

		4,218,622

Software: 2.98%
Adobe Systems Incorporated †	16,730	949,929
Fortinet Incorporated †	13,140	224,694
NetSuite Incorporated †	2,620	251,730
Salesforce.com Incorporated †	42,404	2,208,824

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,690	$939,516

			4,574,693

Materials: 3.52%

Chemicals: 3.52%
Airgas Incorporated		2,970	322,631
Ecolab Incorporated		6,200	664,452
Monsanto Company		22,750	2,578,253
Praxair Incorporated		14,470	1,826,982

			5,392,318

Total Common Stocks (Cost $104,838,269)			152,315,144

	Yield

Short-Term Investments: 3.41%

Investment Companies: 3.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	1,076,336	1,076,336
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	4,148,421	4,148,421

Total Short-Term Investments (Cost $5,224,757)			5,224,757

Total investments in securities
(Cost $110,063,026)*	102.71%	157,539,901
Other assets and liabilities, net	(2.71)	(4,154,017)

Total net assets	100.00%	$153,385,884

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $110,318,822 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,759,364
Gross unrealized depreciation	(538,285)

Net unrealized appreciation	$47,221,079

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.95%

Consumer Discretionary: 15.23%

Auto Components: 0.42%
Fox Factory Holding Corporation †	282,500	$5,192,350

Diversified Consumer Services: 1.85%
Grand Canyon Education Incorporated †	255,100	11,617,254
LifeLock Incorporated †	642,800	11,069,016

		22,686,270

Hotels, Restaurants & Leisure: 2.87%
Fiesta Restaurant Group Incorporated †	392,965	19,243,496
Multimedia Games Holding Company †	555,500	16,109,500

		35,352,996

Internet & Catalog Retail: 3.83%
HomeAway Incorporated †	505,945	18,466,993
RetailMeNot Incorporated †	162,450	4,657,442
Shutterfly Incorporated †	506,485	23,921,287

		47,045,722

Media: 2.16%
IMAX Corporation †«	863,010	26,606,598

Specialty Retail: 4.10%
Asbury Automotive Group Incorporated †	131,100	6,806,712
Conn’s Incorporated †	79,800	4,814,334
DSW Incorporated Class A	547,500	24,544,425
Five Below Incorporated †	268,797	14,289,249

		50,454,720

Consumer Staples: 3.00%

Food & Staples Retailing: 1.59%
The Fresh Market Incorporated †	264,270	10,758,432
United Natural Foods Incorporated †	127,500	8,778,375

		19,536,807

Food Products: 1.41%
Annie’s Incorporated †	377,000	17,323,150

Energy: 5.68%

Oil, Gas & Consumable Fuels: 5.68%
Athlon Energy Incorporated †	166,105	5,418,345
Bonanza Creek Energy Incorporated †	401,900	18,435,153
Diamondback Energy Incorporated †	315,157	15,675,909
Kodiak Oil & Gas Corporation †	518,100	5,875,254
Laredo Petroleum Holdings Incorporated †	318,831	8,605,249
Oasis Petroleum Incorporated †	343,300	15,836,429

		69,846,339

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 8.20%

Capital Markets: 2.59%
Financial Engines Incorporated	471,030	$31,912,283

Consumer Finance: 2.72%
Encore Capital Group Incorporated †	103,300	4,926,377
Portfolio Recovery Associates Incorporated †	489,800	28,604,319

		33,530,696

Diversified Financial Services: 2.89%
MarketAxess Holdings Incorporated	504,651	35,512,291

Health Care: 23.24%

Biotechnology: 2.25%
Aegerion Pharmaceuticals Incorporated †	14,347	1,017,633
Exact Sciences Corporation †	344,753	4,233,567
Hyperion Therapeutics Incorporated †	102,923	2,628,653
Ligand Pharmaceuticals Incorporated †«	81,900	4,560,192
NPS Pharmaceuticals Incorporated †	485,900	12,832,619
Onconova Therapeutics Incorporated †«	162,698	2,386,780

		27,659,444

Health Care Equipment & Supplies: 9.88%
Align Technology Incorporated †	146,900	8,026,616
Cardiovascular Systems Incorporated †	283,758	9,420,766
Cynosure Incorporated Class A †	710,778	18,402,042
DexCom Incorporated †	756,070	25,018,356
Endologix Incorporated †	1,169,794	20,904,219
Novadaq Technologies Incorporated †	213,524	3,555,175
NxStage Medical Incorporated †	685,960	7,003,652
Spectranetics Corporation †	641,214	14,914,638
Tandem Diabetes Care Incorporated †	245,137	5,395,465
TearLab Corporation †«	488,037	4,572,907
Veracyte Incorporated †	337,325	4,378,479

		121,592,315

Health Care Providers & Services: 4.36%
Acadia Healthcare Company Incorporated †	594,200	27,452,040
ExamWorks Group Incorporated †	60,200	1,776,502
MWI Veterinary Supply Incorporated †	58,500	10,656,945
Team Health Holdings Incorporated †	295,000	13,785,350

		53,670,837

Health Care Technology: 2.32%
Medidata Solutions Incorporated †	240,600	28,609,746

Life Sciences Tools & Services: 1.10%
Cambrex Corporation †	190,100	3,706,950
ICON plc ADR †	257,400	9,817,236

		13,524,186

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 3.33%
AcelRx Pharmaceuticals Incorporated †«	545,130	$5,331,371
Akorn Incorporated †	830,235	21,378,551
Jazz Pharmaceuticals plc †	96,180	11,245,366
Lannett Company Incorporated †	101,800	3,007,172

		40,962,460

Industrials: 13.79%

Building Products: 1.24%
A.O. Smith Corporation	282,500	15,297,375

Electrical Equipment: 0.90%
Power Solutions International Incorporated †	80,799	6,043,765
Powersecure International Incorporated †	282,500	4,963,525

		11,007,290

Machinery: 4.28%
Chart Industries Incorporated †	196,785	19,147,181
Proto Labs Incorporated †	125,755	9,343,597
The ExOne Company †	26,100	1,393,740
The Middleby Corporation †	103,150	22,779,646

		52,664,164

Professional Services: 4.75%
Corporate Executive Board Company	251,800	18,540,034
On Assignment Incorporated †	865,013	29,436,391
Wageworks Incorporated †	181,850	10,420,005

		58,396,430

Road & Rail: 0.98%
Roadrunner Transportation Systems Incorporated †	442,400	12,112,912

Trading Companies & Distributors: 1.64%
DXP Enterprises Incorporated †	206,116	20,195,246

Information Technology: 29.81%

Computers & Peripherals: 0.42%
Stratasys Limited †	43,600	5,134,772

Electronic Equipment, Instruments & Components: 0.66%
Methode Electronics Incorporated	281,925	8,156,090

Internet Software & Services: 10.21%
CoStar Group Incorporated †	120,900	22,516,416
Demandware Incorporated †	241,200	13,668,804
Envestnet Incorporated †	624,992	24,843,432
MercadoLibre Incorporated «	26,430	2,926,065
OpenTable Incorporated †	117,600	9,827,832
Pandora Media Incorporated †	230,600	6,549,040
SciQuest Incorporated †	513,218	14,349,575
SPS Commerce Incorporated †	470,732	30,960,043

		125,641,207

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 2.92%
InterXion Holding NV †		580,900	$13,076,059
Maximus Incorporated		273,400	12,439,700
Wex Incorporated †		105,421	10,464,088

			35,979,847

Software: 15.60%
Aspen Technology Incorporated †		331,100	13,088,383
Ellie Mae Incorporated †		526,500	14,847,300
Fleetmatics Group plc †		641,820	24,838,434
Fortinet Incorporated †		296,300	5,066,730
Guidewire Software Incorporated †		278,601	13,297,626
Imperva Incorporated †		479,191	21,554,011
Infoblox Incorporated †		397,021	12,617,327
Proofpoint Incorporated †		550,700	16,796,350
PROS Holdings Incorporated †		409,722	15,790,686
Rally Software Development Corporation †		225,315	5,542,749
SolarWinds Incorporated †		59,626	1,993,893
Synchronoss Technologies Incorporated †		438,101	13,900,945
Tyler Technologies Incorporated †		167,325	17,169,218
Ultimate Software Group Incorporated †		98,170	15,382,257

			191,885,909

Total Common Stocks (Cost $798,977,657)			1,217,490,452

	Yield
Short-Term Investments: 3.66%

Investment Companies: 3.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	13,303,139	13,303,139
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.08	31,741,350	31,741,350

Total Short-Term Investments (Cost $45,044,489)			45,044,489

Total investments in securities (Cost $844,022,146) *	102.61%	1,262,534,941
Other assets and liabilities, net	(2.61)	(32,080,878)

Total net assets	100.00%	$1,230,454,063

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $845,075,916 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$431,737,779
Gross unrealized depreciation	(14,278,754)

Net unrealized appreciation	$417,459,025

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.53%

Consumer Discretionary: 12.42%

Auto Components: 0.42%
Other securities		$12,028,001	0.42%

Automobiles: 0.73%
Other securities		20,741,902	0.73

Distributors: 0.08%
Other securities		2,241,816	0.08

Diversified Consumer Services: 0.05%
Other securities		1,334,788	0.05

Hotels, Restaurants & Leisure: 1.75%
McDonald’s Corporation	174,692	17,009,760	0.60
Other securities		32,769,719	1.15

		49,779,479	1.75

Household Durables: 0.33%
Other securities		9,571,743	0.33

Internet & Catalog Retail: 1.50%
Amazon.com Incorporated †	64,672	25,456,193	0.89
Other securities		17,414,750	0.61

		42,870,943	1.50

Leisure Equipment & Products: 0.14%
Other securities		3,871,881	0.14

Media: 3.61%
Comcast Corporation Class A	457,062	22,793,682	0.80
Walt Disney Company	290,334	20,480,160	0.72
Other securities		59,662,600	2.09

		102,936,442	3.61

Multiline Retail: 0.71%
Other securities		20,256,710	0.71

Specialty Retail: 2.25%
Home Depot Incorporated	250,324	20,193,637	0.71
Other securities		43,896,649	1.54

		64,090,286	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	41

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.85%
Other securities		$24,229,309	0.85%

Consumer Staples: 9.91%

Beverages: 2.18%
PepsiCo Incorporated	269,507	22,762,561	0.80
The Coca-Cola Company	666,250	26,776,588	0.94
Other securities		12,475,103	0.44

		62,014,252	2.18

Food & Staples Retailing: 2.40%
CVS Caremark Corporation	214,662	14,373,768	0.50
Wal-Mart Stores Incorporated	284,451	23,043,376	0.81
Other securities		30,964,082	1.09

		68,381,226	2.40

Food Products: 1.55%
Other securities		44,250,487	1.55

Household Products: 2.10%
Procter & Gamble Company	478,608	40,308,366	1.41
Other securities		19,565,908	0.69

		59,874,274	2.10

Personal Products: 0.16%
Other securities		4,700,649	0.16

Tobacco: 1.52%
Altria Group Incorporated	350,278	12,953,280	0.45
Philip Morris International	282,847	24,194,732	0.85
Other securities		6,145,152	0.22

		43,293,164	1.52

Energy: 10.14%

Energy Equipment & Services: 1.89%
Schlumberger Limited	231,231	20,445,445	0.72
Other securities		33,403,915	1.17

		53,849,360	1.89

Oil, Gas & Consumable Fuels: 8.25%
Chevron Corporation	337,628	41,339,172	1.45
ConocoPhillips Company	213,725	15,559,180	0.55
Exxon Mobil Corporation	769,201	71,904,909	2.52
Occidental Petroleum Corporation	140,810	13,371,318	0.47
Other securities		92,841,347	3.26

		235,015,926	8.25

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.04%

Capital Markets: 2.18%
Other securities		$61,981,692	2.18%

Commercial Banks: 2.76%
Wells Fargo & Company (l)	844,392	37,170,136	1.31
Other securities		41,356,674	1.45

		78,526,810	2.76

Consumer Finance: 0.97%
American Express Company	162,140	13,911,612	0.49
Other securities		13,864,651	0.48

		27,776,263	0.97

Diversified Financial Services: 5.24%
Bank of America Corporation	1,877,399	29,700,452	1.04
Berkshire Hathaway Incorporated Class B †	314,543	36,653,696	1.29
Citigroup Incorporated	531,430	28,123,276	0.99
JPMorgan Chase & Company	657,807	37,639,717	1.32
Other securities		17,232,780	0.60

		149,349,921	5.24

Insurance: 3.02%
American International Group Incorporated	257,998	12,835,401	0.45
Other securities		73,222,629	2.57

		86,058,030	3.02

Real Estate Management & Development: 0.04%
Other securities		1,174,525	0.04

REITs: 1.77%
Other securities		50,498,845	1.77

Thrifts & Mortgage Finance: 0.06%
Other securities		1,625,483	0.06

Health Care: 13.02%

Biotechnology: 2.45%
Amgen Incorporated	131,652	15,018,860	0.53
Gilead Sciences Incorporated †	267,482	20,010,328	0.70
Other securities		34,797,090	1.22

		69,826,278	2.45

Health Care Equipment & Supplies: 2.04%
Other securities		58,188,290	2.04

Health Care Providers & Services: 2.07%
UnitedHealth Group Incorporated	177,672	13,233,011	0.46
Other securities		45,817,066	1.61

		59,050,077	2.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,963,441	0.10%

Life Sciences Tools & Services: 0.49%
Other securities		13,961,340	0.49

Pharmaceuticals: 5.87%
Abbvie Incorporated	277,059	13,423,509	0.47
Bristol-Myers Squibb Company	287,701	14,782,077	0.52
Johnson & Johnson	492,468	46,617,021	1.64
Merck & Company Incorporated	511,394	25,482,763	0.89
Pfizer Incorporated	1,156,921	36,709,103	1.29
Other securities		30,160,740	1.06

		167,175,213	5.87

Industrials: 10.69%

Aerospace & Defense: 2.73%
Boeing Company	121,294	16,283,720	0.57
United Technologies Corporation	147,511	16,353,069	0.57
Other securities		45,205,205	1.59

		77,841,994	2.73

Air Freight & Logistics: 0.82%
United Parcel Service Incorporated Class B	126,255	12,925,987	0.45
Other securities		10,402,390	0.37

		23,328,377	0.82

Airlines: 0.23%
Other securities		6,639,219	0.23

Building Products: 0.05%
Other securities		1,398,492	0.05

Commercial Services & Supplies: 0.49%
Other securities		14,048,313	0.49

Construction & Engineering: 0.17%
Other securities		4,696,034	0.17

Electrical Equipment: 0.75%
Other securities		21,483,385	0.75

Industrial Conglomerates: 2.47%
3M Company	113,467	15,148,979	0.53
General Electric Company	1,779,651	47,445,496	1.67
Other securities		7,819,293	0.27

		70,413,768	2.47

Machinery: 1.72%
Other securities		48,877,693	1.72

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Professional Services: 0.18%
Other securities		$5,062,350	0.18%

Road & Rail: 0.90%
Union Pacific Corporation	81,058	13,134,638	0.46
Other securities		12,605,290	0.44

		25,739,928	0.90

Trading Companies & Distributors: 0.18%
Other securities		5,008,641	0.18

Information Technology: 17.64%

Communications Equipment: 1.73%
Cisco Systems Incorporated	936,950	19,910,188	0.70
QUALCOMM Incorporated	299,777	22,057,592	0.77
Other securities		7,354,501	0.26

		49,322,281	1.73

Computers & Peripherals: 4.10%
Apple Incorporated	158,763	88,283,341	3.10
Other securities		28,543,584	1.00

		116,826,925	4.10

Electronic Equipment, Instruments & Components: 0.45%
Other securities		12,849,328	0.45

Internet Software & Services: 2.49%
Google Incorporated Class A †	48,885	51,798,057	1.82
Other securities		19,151,520	0.67

		70,949,577	2.49

IT Services: 3.43%
International Business Machines Corporation	179,944	32,332,338	1.13
MasterCard Incorporated	18,128	13,791,964	0.48
Visa Incorporated Class A	90,207	18,353,516	0.64
Other securities		33,169,122	1.18

		97,646,940	3.43

Office Electronics: 0.08%
Other securities		2,304,063	0.08

Semiconductors & Semiconductor Equipment: 1.96%
Intel Corporation	870,622	20,755,628	0.73
Other securities		34,997,584	1.23

		55,753,212	1.96

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 3.40%
Microsoft Corporation	1,324,677	$50,509,934	1.77%
Oracle Corporation	623,122	21,989,975	0.77
Other securities		24,559,684	0.86

		97,059,593	3.40

Materials: 3.40%

Chemicals: 2.49%
Other securities		70,897,607	2.49

Construction Materials: 0.04%
Other securities		1,280,219	0.04

Containers & Packaging: 0.21%
Other securities		5,943,804	0.21

Metals & Mining: 0.53%
Other securities		15,060,297	0.53

Paper & Forest Products: 0.13%
Other securities		3,635,574	0.13

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.19%
AT&T Incorporated	928,116	32,678,964	1.15
Verizon Communications Incorporated	500,083	24,814,118	0.87
Other securities		4,876,218	0.17

		62,369,300	2.19

Wireless Telecommunication Services: 0.15%
Other securities		4,269,932	0.15

Utilities: 2.93%

Electric Utilities: 1.61%
Other securities		46,030,341	1.61

Gas Utilities: 0.11%
Other securities		3,056,989	0.11

Independent Power Producers & Energy Traders: 0.11%
Other securities		3,060,395	0.11

Multi-Utilities: 1.10%
Other securities		31,383,171	1.10

Total Common Stocks (Cost $1,688,319,423)		2,807,726,588	98.53

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Yield		Shares	Value	Percent of net assets

Short-Term Investments: 1.56%

Investment Companies: 1.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		32,725,140	$32,725,140	1.15%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08		9,164,555	9,164,555	0.32

				41,889,695	1.47

		Maturity date	Principal

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	1-2-2014	$700,000	699,994	0.03
U.S. Treasury Bill (z)#	0.07	4-10-2014	1,750,000	1,749,561	0.06

				2,449,555	0.09

Total Short-Term Investments (Cost $44,339,250)				44,339,250	1.56

Total investments in securities
(Cost $1,732,658,673) *				2,852,065,838	100.09%
Other assets and liabilities, net				(2,592,238)	(0.09)

Total net assets				$2,849,473,600	100.00%

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,836,348,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,158,532,327
Gross unrealized depreciation	(142,815,085)

Net unrealized appreciation	$1,015,717,242

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	47

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.72%

Belgium: 4.12%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	37,003	$3,777,683
Telenet Group Holding NV (Consumer Discretionary, Media)	22,559	1,241,179
UCB SA (Health Care, Pharmaceuticals)	19,886	1,334,412

		6,353,274

Brazil: 0.25%
BM&F Bovespa SA (Financials, Diversified Financial Services)	76,800	380,696

Canada: 0.80%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,998	1,230,732

China: 6.46%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,488	6,577,516
China Resources Land Limited (Financials, Real Estate Management & Development)	524,500	1,444,419
Tencent Holdings Limited (Information Technology, Internet Software & Services)	33,800	1,954,934

		9,976,869

Denmark: 0.37%
Rockwool International AS B Shares (Industrials, Building Products)	3,303	577,163

France: 6.93%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,023	758,303
Pernod-Ricard SA (Consumer Staples, Beverages)	15,019	1,702,248
Schneider Electric SA (Industrials, Electrical Equipment)	37,947	3,212,143
Unibail-Rodamco SE (Financials, REITs)	7,996	2,090,501
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	17,330	2,939,319

		10,702,514

Germany: 17.38%
Allianz AG (Financials, Insurance)	7,242	1,257,821
Axel Springer AG (Consumer Discretionary, Media)	2,569	154,432
Bayer AG (Health Care, Pharmaceuticals)	42,389	5,654,892
Beiersdorf AG (Consumer Staples, Personal Products)	23,968	2,433,248
Deutsche Post AG (Industrials, Air Freight & Logistics)	120,799	4,271,665
Heidelbergcement AG (Materials, Construction Materials)	25,189	1,970,003
Linde AG (Materials, Chemicals)	29,438	6,010,726
MTU Aero Engines AG (Industrials, Aerospace & Defense)	20,344	1,911,950
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	14,459	3,162,451

		26,827,188

Hong Kong: 5.89%
AIA Group Limited (Financials, Insurance)	989,600	5,016,514
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	269,000	2,408,028
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	115,966	685,359
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	130,400	986,496

		9,096,397

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

India: 0.21%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	$328,107

Indonesia: 0.57%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,405,000	875,005

Ireland: 2.43%
Covidien plc (Health Care, Health Care Equipment & Supplies)	54,988	3,753,481

Japan: 11.19%
Denso Corporation (Consumer Discretionary, Auto Components)	6,300	315,538
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	93,600	3,956,925
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	376,000	1,571,179
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	72,300	2,442,353
NGK Insulators Limited (Industrials, Machinery)	167,000	3,057,115
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	14,900	1,128,865
ORIX Corporation (Financials, Diversified Financial Services)	40,800	742,905
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,700	811,155
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	52,100	3,245,282

		17,271,317

Mexico: 1.29%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	65,247	1,990,686

Netherlands: 3.81%
Nielsen Holdings NV (Industrials, Professional Services)	2,334	100,718
Unilever NV (Consumer Staples, Food Products) «	107,080	4,218,577
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	36,504	1,564,090

		5,883,385

Nigeria: 0.49%
Nigerian Breweries plc (Consumer Staples, Beverages)	712,597	762,308

Singapore: 0.50%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	330,000	775,666

South Korea: 0.59%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	640	903,487

Spain: 0.62%
Grifols SA (Health Care, Biotechnology)	20,038	916,144
Grifols SA Class B (Health Care, Biotechnology)	1,237	42,205

		958,349

Switzerland: 9.28%
Actelion Limited (Health Care, Biotechnology)	8,180	681,328
Nestle SA (Consumer Staples, Food Products)	65,507	4,784,118
Roche Holdings AG (Health Care, Pharmaceuticals)	15,708	4,379,074
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,956	1,281,774
Swiss Reinsurance AG (Financials, Insurance)	15,694	1,396,350
UBS AG (Financials, Capital Markets)	94,916	1,809,420

		14,332,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom: 20.56%
Diageo plc (Consumer Staples, Beverages)		24,665	$785,633
HSBC Holdings plc (Financials, Commercial Banks)		200,197	2,234,467
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		88,097	3,351,143
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		28,258	880,189
Johnson Matthey plc (Materials, Chemicals)		38,520	1,998,671
Land Securities Group plc (Financials, REITs)		133,950	2,089,447
Liberty Global plc Class A (Consumer Discretionary, Media) †		31,095	2,668,262
Liberty Global plc Class C (Consumer Discretionary, Media) †		2,512	204,602
Meggitt plc (Industrials, Aerospace & Defense)		167,653	1,369,603
Prudential plc (Financials, Insurance)		58,079	1,242,483
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		216,156	4,369,483
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense)†(a)		15,559,894	25,468
Royal Mail plc (Industrials, Air Freight & Logistics) †		116,473	1,058,069
SABMiller plc (Consumer Staples, Beverages)		73,992	3,818,603
Tesco plc (Consumer Staples, Food & Staples Retailing)		251,762	1,433,846
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		535,205	1,986,822
WPP plc (Consumer Discretionary, Media)		100,479	2,221,910

			31,738,701

United States: 0.98%
Schlumberger Limited (Energy, Energy Equipment & Services)		17,120	1,513,750

Total Common Stocks (Cost $111,347,427)			146,231,139

Participatory Notes: 0.37%
HSBC Bank plc		68,500	573,788

Total Participatory Notes (Cost $537,051)			573,788

	Dividend yield

Preferred Stocks: 1.46%

Germany: 1.46%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.10%	19,848	2,250,105

Total Preferred Stocks (Cost $1,503,116)			2,250,105

	Yield	Shares

Short-Term Investments: 4.44%

Investment Companies: 4.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	6,093,828	6,093,828
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.08	765,419	765,419

Total Short-Term Investments (Cost $6,859,247)			6,859,247

Total investments in securities
(Cost $120,246,841) *	100.99%	155,914,279
Other assets and liabilities, net	(0.99)	(1,527,178)

Total net assets	100.00%	$154,387,101

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $120,170,471 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,464,160
Gross unrealized depreciation	(720,352)

Net unrealized appreciation	$35,743,808

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Consumer Staples	21.31%
Industrials	18.85
Financials	17.29
Consumer Discretionary	13.35
Health Care	12.55
Materials	6.70
Information Technology	6.33
Telecommunication Services	2.38
Energy	1.24

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	51

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.98%

Australia: 5.94%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$2,197,841
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,795,419
Boart Longyear Group Limited (Energy, Energy Equipment & Services) «	199,991	54,661
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	748,198
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,607,340
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,250,260
Leighton Holdings Limited (Industrials, Construction & Engineering) «	77,400	1,146,578
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,528,518
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,182,670
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	260,102
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	1,499,214
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,544,229
Rio Tinto Limited (Materials, Metals & Mining)	66,800	4,020,287
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	80,639
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,093,617
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,477,897
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	897,894

		28,385,364

Austria: 1.40%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	2,012,828
RHI AG (Materials, Construction Materials) (i)	64,721	2,314,146
Voestalpine AG (Materials, Metals & Mining)	47,700	2,372,020

		6,698,994

Belgium: 1.12%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,295,951
KBC Groep NV (Financials, Commercial Banks)	53,400	3,046,844

		5,342,795

Brazil: 1.25%
Banco do Brasil SA (Financials, Commercial Banks)	196,000	2,141,980
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	2,657,619
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,192,255

		5,991,854

Canada: 2.38%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	65,800	5,365,726
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	2,851,321
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,155,635

		11,372,682

China: 2.18%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,346,100
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,858,317
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,254,447

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$1,958,785

		10,417,649

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,595,965

Finland: 0.87%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,380,888
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,780,715

		4,161,603

France: 9.10%
Alstom SA (Industrials, Machinery)	56,900	2,088,996
AXA SA (Financials, Insurance)	132,200	3,463,465
BNP Paribas SA (Financials, Commercial Banks)	49,100	3,685,305
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,606,690
Credit Agricole SA (Financials, Commercial Banks) †	219,328	2,750,144
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,592,207
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,492,782
SCOR SE (Financials, Insurance)	109,700	3,838,202
Societe Generale SA (Financials, Commercial Banks)	39,000	2,242,972
Thales SA (Industrials, Aerospace & Defense)	59,100	3,606,909
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,676,562
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	3,422,165

		43,466,399

Germany: 8.63%
Allianz AG (Financials, Insurance)	35,700	6,200,527
BASF SE (Materials, Chemicals)	46,500	4,965,182
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,742,787
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,986,382
E.ON SE (Utilities, Multi-Utilities)	87,200	1,677,411
Gildemeister AG (Industrials, Machinery)	74,500	2,298,945
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,581,136
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,495,730
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	4,308,754
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,527,563
RWE AG (Utilities, Multi-Utilities)	40,900	1,570,200
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,884,057

		41,238,674

Hong Kong: 1.08%
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	1,023,457
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	955,214
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,845,466
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,343,460

		5,167,597

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

India: 1.06%
Gail Limited (Utilities, Gas Utilities) (i)	26,700	$821,292
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,720,986
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,540,564

		5,082,842

Indonesia: 0.15%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products)	6,962,500	721,714

Ireland: 0.65%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	6,847
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,095,342

		3,102,189

Israel: 1.07%
Bank Hapoalim Limited (Financials, Commercial Banks)	542,900	3,026,126
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,080,378

		5,106,504

Italy: 1.43%
Enel SpA (Utilities, Electric Utilities)	688,400	3,131,021
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,688,250

		6,819,271

Japan: 18.89%
Adeka Corporation (Materials, Chemicals)	203,200	2,259,651
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,866,419
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,963,369
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,693,532
Chiba Bank Limited (Financials, Commercial Banks)	329,000	2,287,020
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	972,395
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,661,837
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,693,942
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,662,977
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,531,651
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,123,154
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	101,000	1,529,422
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	120,000	7,533,317
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,045,243
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,274,367
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,743,110
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,166,473
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	698,389
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,606,206
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	3,844,076
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,402,294
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	575,611
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	92,700	4,651,970
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,383,553

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	$2,899,683
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	3,911,436
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,118,946
Resona Holdings Incorporated (Financials, Commercial Banks)	598,500	2,968,396
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	335,151
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,167,297
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,182,631
Shionogi & Company Limited (Health Care, Pharmaceuticals)	79,300	1,743,555
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,251,081
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,525,458
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	100,400	4,969,763
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	308,108
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,484,989
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	1,919,697
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	13,500	1,242,909
West Japan Railway Company (Industrials, Road & Rail)	45,400	1,985,765
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	3,073,664

		90,258,507

Liechtenstein: 0.17%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	795,962

Malaysia: 0.50%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	772,000	2,361,750

Netherlands : 2.35%
Aegon NV (Financials, Insurance)	334,000	2,966,999
ING Groep NV (Financials, Diversified Financial Services) †	237,100	3,078,635
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	285,600	5,199,034

		11,244,668

Norway: 1.50%
Atea ASA (Information Technology, IT Services)	84,900	823,902
DnB Nor ASA (Financials, Commercial Banks)	148,800	2,630,772
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,392,747
Yara International ASA (Materials, Chemicals)	53,600	2,336,763

		7,184,184

Poland: 0.64%
Asseco Poland SA (Information Technology, Software)	101,800	1,681,152
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,396,951

		3,078,103

Russia: 1.49%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,900	3,405,671
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,729,881

		7,135,552

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 0.39%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	$1,883,558

South Africa: 0.26%
Barclays Africa Group Limited (Financials, Commercial Banks) «	92,100	1,227,880

South Korea: 2.42%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,164,556
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,082,703
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,762,166
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,536,455

		11,545,880

Spain: 2.12%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	2,212,519
Banco Santander Central Hispano SA (Financials, Commercial Banks)	429,681	3,819,291
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,250,964
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	862,055

		10,144,829

Sweden: 1.49%
Boliden AB (Materials, Metals & Mining)	169,300	2,477,763
Nordea Bank AB (Financials, Commercial Banks)	177,300	2,291,956
Saab AB (Industrials, Aerospace & Defense)	113,500	2,338,885

		7,108,604

Switzerland: 5.71%
Baloise Holding AG (Financials, Insurance)	28,800	3,399,636
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,494,372
Georg Fischer AG (Industrials, Machinery)	3,000	2,068,509
Novartis AG (Health Care, Pharmaceuticals)	48,000	3,794,142
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,428,992
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,315,213
Zurich Financial Services AG (Financials, Insurance)	17,100	4,770,908

		27,271,772

Taiwan: 0.26%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,227,462

Thailand: 0.74%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,266,612
Thanachart Capital PCL (Financials, Commercial Banks)	1,251,600	1,276,546

		3,543,158

United Kingdom: 19.41%
Alent plc (Materials, Chemicals)	145,400	804,409
AMEC plc (Energy, Energy Equipment & Services)	120,300	2,228,988
Amlin plc (Financials, Insurance)	279,000	2,055,003
AstraZeneca plc (Health Care, Pharmaceuticals)	150,200	8,637,850
Aviva plc (Financials, Insurance)	314,900	2,212,734
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	4,785,748
Barclays plc (Financials, Commercial Banks)	715,000	3,179,721

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	$6,661,002
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	6,862,290
Carillion plc (Industrials, Construction & Engineering)		261,500	1,289,634
Centrica plc (Utilities, Gas Utilities)		524,600	2,904,866
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	861,834
Debenhams plc (Consumer Discretionary, Media)		1,238,200	1,960,819
Firstgroup plc (Industrials, Road & Rail)		254,700	476,509
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,528,566
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	906,149
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,491,227
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,710,505
Darty plc (Consumer Discretionary, Specialty Retail) (i)		679,100	972,607
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,369,222
Old Mutual plc (Financials, Insurance)		982,800	3,202,817
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,937,347
Premier Foods plc (Consumer Staples, Food Products) †		31,510	62,793
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	773,077
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	478,379
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,266,713
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,734,374
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,532,577
Vesuvius plc (Industrials, Machinery)		145,400	1,156,159
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,962,500	7,285,317
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	3,465,912
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,953,802

			92,748,950

Total Common Stocks (Cost $426,952,922)			463,432,915

	Dividend yield

Preferred Stocks: 0.65%

Brazil: 0.65%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±	5.57%	173,300	1,000,735
Companhia Energetica de Minas Gerais SA (Energy, Oil, Gas & Consumable Fuels) ±	18.81	83,399	692,939
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	5.41	100,100	1,402,454

Total Preferred Stocks (Cost $4,315,406)			3,096,128

	Yield
Short-Term Investments: 2.53%

Investment Companies: 2.53%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	2,748,860	2,748,860
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.08	9,341,704	9,341,704

Total Short-Term Investments (Cost $12,090,564)			12,090,564

Total investments in securities (Cost $443,358,892) *	100.16%	478,619,607
Other assets and liabilities, net	(0.16)	(786,528)

Total net assets	100.00%	$477,833,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $444,667,949 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,293,138
Gross unrealized depreciation	(47,341,530)

Net unrealized appreciation	$33,951,608

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Financials	27.49%
Industrials	12.23
Consumer Discretionary	11.62
Energy	11.04
Telecommunication Services	8.60
Health Care	8.12
Consumer Staples	7.37
Materials	7.28
Utilities	3.99
Information Technology	2.26

100.00%

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.64%

Consumer Discretionary: 8.77%

Automobiles: 1.72%
General Motors Company †	45,392	$1,758,032

Hotels, Restaurants & Leisure: 1.03%
Norwegian Cruise Line Holdings Limited †	30,660	1,045,506

Household Durables: 2.85%
Harman International Industries Incorporated	12,170	986,257
Newell Rubbermaid Incorporated	63,295	1,921,003

		2,907,260

Media: 2.21%
Lamar Advertising Company Class A †	27,401	1,367,858
Walt Disney Company	12,553	885,489

		2,253,347

Specialty Retail: 0.96%
Bed Bath & Beyond Incorporated †	12,479	973,736

Consumer Staples: 4.89%

Food & Staples Retailing: 2.32%
CVS Caremark Corporation	35,314	2,364,625

Household Products: 1.40%
Procter & Gamble Company	16,902	1,423,486

Personal Products: 1.17%
Herbalife Limited «	17,166	1,196,127

Energy: 13.34%

Energy Equipment & Services: 0.96%
Baker Hughes Incorporated	17,235	981,706

Oil, Gas & Consumable Fuels: 12.38%
Chevron Corporation	13,274	1,625,269
ConocoPhillips Company	18,151	1,321,393
Denbury Resources Incorporated †	73,783	1,230,700
EnCana Corporation	66,349	1,273,237
Exxon Mobil Corporation	31,166	2,913,398
Marathon Oil Corporation	55,250	1,991,210
Valero Energy Corporation	18,823	860,588
Whiting Petroleum Corporation †	23,110	1,395,844

		12,611,639

Financials: 31.20%

Capital Markets: 1.35%
Goldman Sachs Group Incorporated	8,139	1,375,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	59

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks: 6.76%
First Republic Bank Corporation	36,349	$1,857,434
KeyCorp	129,016	1,644,954
SVB Financial Group †	16,992	1,720,270
Synovus Financial Corporation	476,436	1,662,762

		6,885,420

Consumer Finance: 1.25%
SLM Corporation	47,671	1,270,432

Diversified Financial Services: 7.06%
Bank of America Corporation	185,565	2,935,638
Citigroup Incorporated	50,481	2,671,455
JPMorgan Chase & Company	27,844	1,593,234

		7,200,327

Insurance: 8.61%
ACE Limited	9,789	1,006,113
American International Group Incorporated	44,026	2,190,294
MetLife Incorporated	37,028	1,932,491
The Hartford Financial Services Group Incorporated	65,234	2,324,287
The Travelers Companies Incorporated	14,597	1,324,532

		8,777,717

Real Estate Management & Development: 0.99%
Realogy Holdings Corporation †	21,244	1,006,753

REITs: 5.18%
American Tower Corporation	22,300	1,734,271
Realty Income Corporation «	36,255	1,381,678
Vornado Realty Trust	11,650	1,024,385
Weyerhaeuser Company	37,711	1,136,232

		5,276,566

Health Care: 10.94%

Health Care Equipment & Supplies: 2.51%
Medtronic Incorporated	18,368	1,052,854
Stryker Corporation	20,232	1,505,665

		2,558,519

Health Care Providers & Services: 1.73%
Cigna Corporation	20,170	1,763,867

Pharmaceuticals: 6.70%
Johnson & Johnson	24,126	2,283,767
Merck & Company Incorporated	21,599	1,076,278
Novartis AG ADR	20,476	1,620,061
Pfizer Incorporated	58,190	1,846,369

		6,826,475

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 11.92%

Airlines: 1.54%
United Continental Holdings Incorporated †	39,988	$1,569,529

Construction & Engineering: 1.02%
URS Corporation	19,922	1,035,346

Electrical Equipment: 1.90%
Eaton Corporation plc	26,600	1,932,756

Industrial Conglomerates: 1.74%
General Electric Company	66,322	1,768,145

Machinery: 2.09%
Dover Corporation	13,881	1,259,562
Stanley Black & Decker Incorporated	10,740	874,129

		2,133,691

Road & Rail: 1.66%
Hertz Global Holdings Incorporated †	69,933	1,696,575

Trading Companies & Distributors: 1.97%
WESCO International Incorporated †	23,374	2,009,697

Information Technology: 6.94%

Communications Equipment: 0.75%
JDS Uniphase Corporation †	63,385	769,494

Computers & Peripherals: 2.55%
Apple Incorporated	2,127	1,182,761
EMC Corporation	59,180	1,411,443

		2,594,204

Semiconductors & Semiconductor Equipment: 2.35%
Maxim Integrated Products Incorporated	28,115	800,715
Skyworks Solutions Incorporated †	60,034	1,596,304

		2,397,019

Software: 1.29%
Symantec Corporation	58,318	1,311,572

Materials: 3.04%

Chemicals: 3.04%
Ashland Incorporated	13,885	1,264,646
Huntsman Corporation	43,658	1,001,078
Westlake Chemical Corporation	7,360	828,589

		3,094,313

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.34%
AT&T Incorporated		24,373	$858,170
Verizon Communications Incorporated		30,653	1,521,002

			2,379,172

Utilities: 4.26%

Electric Utilities: 1.22%
Portland General Electric Company		41,532	1,238,069

Independent Power Producers & Energy Traders: 1.96%
AES Corporation		137,333	2,000,942

Water Utilities: 1.08%
Aqua America Incorporated		45,800	1,102,406

	Yield
Total Common Stocks (Cost $82,169,991)			99,489,473

Short-Term Investments: 4.81%

Investment Companies: 4.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	2,329,957	2,329,957
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	2,575,400	2,575,400

Total Short-Term Investments (Cost $4,905,357)			4,905,357

Total investments in securities (Cost $87,075,348) *	102.45%	104,394,830
Other assets and liabilities, net	(2.45)	(2,497,243)

Total net assets	100.00%	$101,897,587

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $87,920,090 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,065,178
Gross unrealized depreciation	(1,590,438)

Net unrealized appreciation	$16,474,740

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments — November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.63%

Consumer Discretionary: 14.66%

Auto Components: 0.93%
Tower International Incorporated †	104,840	$2,253,013

Diversified Consumer Services: 0.61%
LifeLock Incorporated †	85,540	1,472,999

Hotels, Restaurants & Leisure: 1.48%
Brinker International Incorporated	43,340	2,038,273
Del Frisco’s Restaurant Group Incorporated †	72,380	1,532,285

		3,570,558

Household Durables: 0.62%
Ethan Allen Interiors Incorporated	48,440	1,496,796

Media: 1.64%
IMAX Corporation †«	59,540	1,835,618
Lions Gate Entertainment Corporation †	67,610	2,139,180

		3,974,798

Specialty Retail: 4.76%
Bebe Stores Incorporated	207,120	1,219,937
Chico’s FAS Incorporated	87,800	1,640,982
Dick’s Sporting Goods Incorporated	41,760	2,360,275
GNC Holdings Incorporated Class A	40,670	2,447,521
Pier 1 Imports Incorporated	89,350	1,991,612
Sonic Automotive Incorporated	78,950	1,872,694

		11,533,021

Textiles, Apparel & Luxury Goods: 4.62%
Deckers Outdoor Corporation †	24,050	1,987,492
Hanesbrands Incorporated	53,920	3,779,792
Movado Group Incorporated	29,050	1,322,356
Skechers U.S.A. Incorporated Class A †	69,420	2,333,900
Tumi Holdings Incorporated †	73,380	1,761,120

		11,184,660

Consumer Staples: 0.89%

Food Products: 0.89%
Whitewave Foods Company †	101,040	2,149,121

Energy: 6.42%

Energy Equipment & Services: 1.56%
Pacific Drilling SA †	141,010	1,593,413
Tidewater Incorporated	38,210	2,179,498

		3,772,911

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	63

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 4.86%
Delek US Holdings Incorporated	82,770	$2,504,620
Diamondback Energy Incorporated †	29,480	1,466,335
GasLog Limited	82,990	1,322,031
Gulfport Energy Corporation †	32,280	1,886,120
Oasis Petroleum Incorporated †	53,580	2,471,645
Rosetta Resources Incorporated †	41,810	2,114,332

		11,765,083

Financials: 10.58%

Capital Markets: 4.25%
Evercore Partners Incorporated Class A	55,780	3,059,533
LPL Financial Holdings Incorporated	58,330	2,500,607
Stifel Financial Corporation †	50,970	2,281,927
Virtus Investment Partners Incorporated †	11,760	2,443,728

		10,285,795

Commercial Banks: 2.52%
CapitalSource Incorporated	151,150	2,125,169
Signature Bank †	14,570	1,548,063
SVB Financial Group †	23,990	2,428,748

		6,101,980

Consumer Finance: 0.81%
Encore Capital Group Incorporated †	41,015	1,956,005

Insurance: 1.16%
Argo Group International Holdings Limited	59,542	2,815,741

REITs: 0.81%
QTS Realty Trust Incorporated Class A †	94,030	1,957,705

Thrifts & Mortgage Finance: 1.03%
Essent Group Limited †	114,570	2,490,752

Health Care: 19.43%

Biotechnology: 4.11%
Alnylam Pharmaceuticals Incorporated †	32,280	1,975,536
Exelixis Incorporated †«	222,430	1,296,767
Insys Therapeutics Incorporation †	24,980	1,101,618
InterMune Incorporated †	104,740	1,448,554
Intrexon Corporation †«	34,170	782,151
Portola Pharmaceuticals Incorporation †	49,770	1,244,250
Seattle Genetics Incorporated †	26,160	1,074,914
Theravance Incorporated †	27,250	1,028,960

		9,952,750

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.87%
Accuray Incorporated †«	213,560	$1,704,209
ArthroCare Corporation †	49,420	1,864,122
Atricure Incorporated †	84,510	1,323,427
Cerus Corporation †«	281,570	1,883,703
DexCom Incorporated †	79,850	2,642,237
Endologix Incorporated †	106,371	1,900,850
Insulet Corporation †	50,730	1,878,025
Oxford Immunotec Global plc †	73,920	1,170,893
Spectranetics Corporation †	115,060	2,676,296
Sunshine Heart Incorporated †«	95,650	866,589
Veracyte Incorporated †	87,110	1,130,688

		19,041,039

Health Care Providers & Services: 2.38%
Capital Senior Living Corporation †	57,980	1,294,693
Ensign Group Incorporated	57,050	2,576,949
LifePoint Hospitals Incorporated †	36,830	1,886,801

		5,758,443

Health Care Technology: 0.83%
Medidata Solutions Incorporated †	12,000	1,426,920
Omnicell Incorporated †	23,890	579,333

		2,006,253

Life Sciences Tools & Services: 2.47%
Cambrex Corporation †	106,280	2,072,460
Fluidigm Corporation †	44,690	1,420,248
ICON plc ADR †	65,330	2,491,686

		5,984,394

Pharmaceuticals: 1.77%
AcelRx Pharmaceuticals Incorporated †«	131,060	1,281,767
Akorn Incorporated †	68,930	1,774,948
Pacira Pharmaceuticals Incorporated †	22,370	1,234,600

		4,291,315

Industrials: 16.45%

Aerospace & Defense: 0.73%
Esterline Technologies Corporation †	20,080	1,767,442

Air Freight & Logistics: 1.12%
Hub Group Incorporated Class A †	72,080	2,712,370

Airlines: 0.42%
Spirit Airlines Incorporated †	22,330	1,024,277

Building Products: 1.14%
A.O. Smith Corporation	51,010	2,762,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 2.20%
ACCO Brands Corporation †	178,660	$1,075,533
Copart Incorporated †	61,392	2,113,727
Kar Auction Services Incorporated	76,890	2,121,395

		5,310,655

Construction & Engineering: 1.17%
Tutor Perini Corporation †	115,450	2,827,371

Machinery: 2.02%
Actuant Corporation Class A	52,970	2,070,068
Wabash National Corporation †	232,490	2,822,429

		4,892,497

Professional Services: 2.01%
On Assignment Incorporated †	106,630	3,628,619
RPX Corporation †	75,110	1,240,817

		4,869,436

Road & Rail: 2.52%
Genesee & Wyoming Incorporated †	17,290	1,663,298
Roadrunner Transportation Systems Incorporated †	77,470	2,121,129
Swift Transportation Company †«	99,740	2,308,981

		6,093,408

Trading Companies & Distributors: 3.12%
Beacon Roofing Supply Incorporated †	63,600	2,364,648
MRC Global Incorporated †	61,020	1,866,602
MSC Industrial Direct Company	16,420	1,261,877
United Rentals Incorporated †	30,070	2,066,711

		7,559,838

Information Technology: 22.19%

Communications Equipment: 1.97%
Infinera Corporation †	143,430	1,333,899
Palo Alto Networks Incorporated †	40,310	2,013,485
Riverbed Technology Incorporated †	82,790	1,432,267

		4,779,651

Electronic Equipment, Instruments & Components: 1.84%
InvenSense Incorporated †«	89,410	1,545,899
OSI Systems Incorporated †	38,040	2,917,668

		4,463,567

Internet Software & Services: 1.03%
Endurance International Group Holdings †«	105,590	1,508,881
Zillow Incorporated Class A †«	12,490	981,964

		2,490,845

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 2.43%
EVERTEC Incorporated	92,330	$2,037,723
InterXion Holding NV †	55,580	1,251,106
Vantiv Incorporated Class A †	85,260	2,583,378

		5,872,207

Semiconductors & Semiconductor Equipment: 4.46%
Advanced Energy Industries Incorporated †	89,070	2,121,647
Applied Micro Circuits Corporation †	85,940	1,078,547
Microsemi Corporation †	73,040	1,784,367
Semtech Corporation †	68,500	2,035,820
Spansion Incorporated Class A †	125,590	1,556,060
Teradyne Incorporated †	130,780	2,227,183

		10,803,624

Software: 10.46%
Bottomline Technologies Incorporated †	58,650	2,027,531
BroadSoft Incorporated †	29,880	793,912
Cadence Design Systems Incorporated †	158,240	2,096,680
Concur Technologies Incorporated †	14,642	1,421,592
Infoblox Incorporated †	28,910	918,760
Jive Software Incorporated †«	159,940	1,773,735
PTC Incorporated †	69,170	2,250,792
Rally Software Development Corporation †	65,070	1,600,722
Realpage Incorporated †	71,770	1,608,366
Silver Spring Networks Incorporated †«	142,620	2,950,808
SS&C Technologies Holdings †	83,320	3,591,925
Synchronoss Technologies Incorporated †	43,510	1,380,572
Tangoe Incorporated †	85,720	1,349,233
Ultimate Software Group Incorporated †	9,830	1,540,263

		25,304,891

Materials: 5.01%

Chemicals: 1.58%
Calgon Carbon Corporation †	108,400	2,244,964
Methanex Corporation	25,750	1,581,050

		3,826,014

Containers & Packaging: 0.82%
Graphic Packaging Holding Company †	219,980	1,975,420

Metals & Mining: 1.76%
Constellium NV Class A †	121,870	2,634,829
Steel Dynamics Incorporated	89,540	1,631,419

		4,266,248

Paper & Forest Products: 0.85%
Boise Cascade Company †	79,630	2,043,306

Total Common Stocks (Cost $166,366,873)		231,460,391

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 9.20%

Investment Companies: 9.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	9,672,711	$9,672,711
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.08	12,598,600	12,598,600

Total Short-Term Investments (Cost $22,271,311)			22,271,311

Total investments in securities (Cost $188,638,184) *	104.83%	253,731,702
Other assets and liabilities, net	(4.83)	(11,689,750)

Total net assets	100.00%	$242,041,952

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $189,718,823 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,559,918
Gross unrealized depreciation	(2,547,039)

Net unrealized appreciation	$64,012,879

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.30%

Consumer Discretionary: 14.82%

Auto Components: 2.29%
American Axle & Manufacturing Holdings Incorporated †	137,365	$2,747,300
Dana Holding Corporation	98,799	2,003,644

		4,750,944

Distributors: 0.99%
Core Mark Holding Company Incorporated	27,763	2,049,465

Diversified Consumer Services: 2.70%
Apollo Group Incorporated Class A †	102,438	2,693,095
Houghton Mifflin Harcourt Company †	75,690	1,313,978
Steiner Leisure Limited †	27,113	1,604,005

		5,611,078

Hotels, Restaurants & Leisure: 1.88%
Bob Evans Farms Incorporated	34,188	1,900,511
ClubCorp Holdings Incorporated †	120,800	2,007,696

		3,908,207

Leisure Equipment & Products: 0.71%
Arctic Cat Incorporated	26,215	1,475,118

Media: 0.78%
Scholastic Corporation	53,010	1,618,925

Specialty Retail: 2.98%
Asbury Automotive Group Incorporated †	53,503	2,777,876
Rent-A-Center Incorporated	41,318	1,407,291
Zumiez Incorporated †	72,327	2,008,521

		6,193,688

Textiles, Apparel & Luxury Goods: 2.49%
G-III Apparel Group Limited †	41,890	2,523,873
Vera Bradley Incorporated †«	105,200	2,642,624

		5,166,497

Consumer Staples: 1.83%

Food Products: 1.83%
Dean Foods Company	92,450	1,662,251
Post Holdings Incorporated †	42,096	2,132,162

		3,794,413

Energy: 3.83%

Energy Equipment & Services: 1.89%
Basic Energy Services Incorporated †	115,737	1,642,308
Key Energy Services Incorporated †	291,414	2,284,686

		3,926,994

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	69

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.94%
Rex Energy Corporation †	106,300	$2,038,834
Sanchez Energy Corporation †	77,775	1,996,484

		4,035,318

Financials: 37.39%

Capital Markets: 2.01%
Greenhill & Company Incorporated	38,605	2,112,080
Stifel Financial Corporation †	46,174	2,067,210

		4,179,290

Commercial Banks: 16.42%
Associated Banc-Corp	134,553	2,319,694
BancorpSouth Incorporated	130,211	3,113,345
Banner Corporation	48,215	2,095,424
City National Corporation	31,669	2,418,245
FirstMerit Corporation	108,890	2,500,114
IBERIABANK Corporation	41,041	2,573,271
MB Financial Incorporated	51,300	1,672,893
Old National Bancorp	104,300	1,621,865
Pacwest Bancorp «	48,969	2,014,585
PrivateBancorp Incorporated	99,000	2,745,270
Umpqua Holdings Corporation «	87,407	1,609,163
ViewPoint Financial Group Incorporated	80,400	2,040,552
Webster Financial Corporation	71,292	2,101,688
Western Alliance Bancorp †	136,439	3,168,114
Wintrust Financial Corporation	46,351	2,102,481

		34,096,704

Insurance: 7.09%
Amtrust Financial Services Incorporated «	68,366	2,858,382
CNO Financial Group Incorporated	184,061	3,114,312
Employers Holdings Incorporated	83,034	2,710,230
OneBeacon Insurance Group Limited	104,501	1,661,566
Primerica Incorporated	50,997	2,194,401
Selective Insurance Group Incorporated	77,617	2,188,023

		14,726,914

Real Estate Management & Development: 0.80%
Alexander & Baldwin Incorporated	43,980	1,662,004

REITs: 9.29%
Ashford Hospitality Prime Incorporated †	36,423	745,215
Ashford Hospitality Trust	182,117	1,495,181
Campus Crest Communities Incorporated	194,096	1,931,255
Corporate Office Properties Trust	70,300	1,562,769
Cousins Properties Incorporated	182,797	1,957,756
Education Realty Trust Incorporated	223,700	1,946,190
LaSalle Hotel Properties	64,396	2,016,883
Pebblebrook Hotel Trust	64,011	1,941,454

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Sabra Health Care REIT Incorporated	64,528	$1,721,607
STAG Industrial Incorporated	94,800	2,055,264
Sunstone Hotel Investors Incorporated	147,221	1,924,178

		19,297,752

Thrifts & Mortgage Finance: 1.78%
BankUnited Incorporated	66,646	2,151,333
Washington Federal Incorporated	66,426	1,553,704

		3,705,037

Health Care: 5.38%

Health Care Equipment & Supplies: 1.13%
Alere Incorporated †	71,943	2,353,975

Health Care Providers & Services: 3.01%
Ensign Group Incorporated	35,864	1,619,977
LifePoint Hospitals Incorporated †	38,191	1,956,525
WellCare Health Plans Incorporated †	35,880	2,665,884

		6,242,386

Health Care Technology: 1.24%
Medassets Incorporated †	119,297	2,569,657

Industrials: 11.50%

Air Freight & Logistics: 1.46%
Air Transport Services Group †	138,038	1,073,936
Atlas Air Worldwide Holdings Incorporated †	50,989	1,957,978

		3,031,914

Commercial Services & Supplies: 1.57%
ACCO Brands Corporation †	268,340	1,615,407
Quad Graphics Incorporated	62,877	1,637,946

		3,253,353

Construction & Engineering: 2.03%
Great Lakes Dredge & Dock Company	212,722	1,895,353
Tutor Perini Corporation †	94,941	2,325,105

		4,220,458

Machinery: 3.02%
Briggs & Stratton Corporation	70,394	1,423,367
Global Brass & Copper Holdings Incorporated	72,663	1,198,940
Kadant Incorporated	48,452	2,006,882
Wabash National Corporation †	134,999	1,638,888

		6,268,077

Professional Services: 1.02%
FTI Consulting Incorporated †	47,191	2,119,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Road & Rail: 1.48%
Quality Distribution Incorporated †	139,900	$1,710,977
Ryder System Incorporated	19,506	1,362,299

		3,073,276

Trading Companies & Distributors: 0.92%
Titan Machinery Incorporated †«	107,533	1,915,163

Information Technology: 13.12%

Communications Equipment: 1.89%
ARRIS Group Incorporated †	120,850	2,479,842
Black Box Corporation	51,946	1,455,007

		3,934,849

Computers & Peripherals: 0.82%
QLogic Corporation †	137,730	1,709,229

Electronic Equipment, Instruments & Components: 3.34%
Itron Incorporated †	36,310	1,537,729
Multi-Fineline Electronix Incorporated †	71,135	1,004,426
Plexus Corporation †	55,319	2,233,228
Sanmina Corporation †	139,545	2,160,157

		6,935,540

Internet Software & Services: 0.89%
EarthLink Incorporated	338,242	1,843,419

Semiconductors & Semiconductor Equipment: 5.59%
Cirrus Logic Incorporated †«	106,590	2,150,986
Integrated Silicon Solution Incorporated †	148,163	1,754,250
Kulicke & Soffa Industries Incorporated †	186,646	2,355,473
MagnaChip Semiconductor Corporation †	98,976	2,009,213
OmniVision Technologies Incorporated †	90,984	1,458,474
Photronics Incorporated †	217,754	1,881,395

		11,609,791

Software: 0.59%
EPIQ Systems Incorporated	72,582	1,214,297

Materials: 5.33%

Chemicals: 1.66%
Kraton Performance Polymers Incorporated †	85,391	1,988,756
Zep Incorporated	75,616	1,456,364

		3,445,120

Metals & Mining: 3.67%
A.M. Castle & Company †	56,966	796,954
Commercial Metals Company	115,670	2,246,311
Horsehead Holding Corporation †	149,262	2,234,452
Suncoke Energy Incorporated †	103,939	2,356,297

		7,634,014

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.80%
Iridium Communications Incorporated †			270,575	$1,664,036

Utilities: 3.30%

Electric Utilities: 3.30%
El Paso Electric Company			63,350	2,282,501
PNM Resources Incorporated			86,704	2,017,602
Portland General Electric Company			85,697	2,554,624

				6,854,727

Total Common Stocks (Cost $147,320,398)				202,090,977

		Expiration date

Warrants: 0.01%

Health Care: 0.01%

Health Care Equipment & Supplies: 0.01%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	10,778

Total Warrants (Cost $0)				10,778

	Yield

Short-Term Investments: 7.42%

Investment Companies: 7.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		6,438,413	6,438,413
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08		8,987,147	8,987,147

Total Short-Term Investments (Cost $15,425,560)				15,425,560

Total investments in securities
(Cost $162,745,958) *	104.73%	217,527,315
Other assets and liabilities, net	(4.73)	(9,829,453)

Total net assets	100.00%	$207,697,862

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $164,900,485 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,250,533
Gross unrealized depreciation	(5,623,703)

Net unrealized appreciation	$52,626,830

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	73

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling

Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 35.37%
FHLMC	0.87-7.50%	8-1-2017 to 3-25-2044	$173,924,636	$181,042,032	6.19%
FHLMC ±	2.24	7-1-2043	23,278,559	23,569,893	0.81
FHLMC	2.50	5-1-2028	12,513,622	12,531,467	0.43
FHLMC	4.00	6-1-2042	40,489,966	41,785,852	1.43
FHLMC	5.00	8-1-2039	18,018,076	19,889,238	0.68
FHLMC	5.00	8-1-2041	20,249,431	22,158,409	0.76
FNMA ±	1.98	4-1-2043	11,467,494	11,522,648	0.39
FNMA	1.99-7.50	9-1-2016 to 1-1-2044	255,764,291	263,240,752	9.00
FNMA ±	2.07	7-1-2043	13,681,802	13,704,305	0.47
FNMA	2.50	10-1-2027	11,804,385	11,825,510	0.41
FNMA	2.50	11-1-2027	15,003,607	15,067,957	0.52
FNMA %%	2.50	12-1-2028	22,400,000	22,360,625	0.77
FNMA %%	2.50	1-1-2029	15,100,000	15,038,656	0.52
FNMA	3.00	1-1-2043	16,293,677	15,525,375	0.53
FNMA	3.00	3-1-2043	17,551,721	16,724,636	0.57
FNMA %%	3.00	12-1-2043	31,500,000	30,376,581	1.04
FNMA	3.50	9-1-2042	31,802,633	31,653,947	1.08
FNMA	3.50	2-1-2043	14,478,427	14,410,778	0.49
FNMA %%	3.50	1-1-2044	29,300,000	29,456,800	1.01
FNMA	4.00	6-1-2042	13,523,103	14,000,446	0.48
FNMA	5.00	7-1-2041	13,374,316	14,796,750	0.51
FNMA	6.00	3-1-2034	24,451,502	27,287,807	0.93
FNMA Series 416 Class A350	3.50	11-25-2042	13,576,515	13,724,095	0.47
FNMA Series 2012-130 Class DC	3.00	12-25-2042	37,626,024	36,009,045	1.23
FNMA Series 2013-121 Class LB (a)	3.00	12-25-2043	13,276,000	13,707,588	0.47
GNMA	2.50-8.05	7-15-2019 to 1-1-2044	21,098,033	21,373,197	0.71
GNMA %%	3.50	12-1-2043	12,200,000	12,436,375	0.43
GNMA %%	4.00	12-1-2043	10,800,000	11,385,141	0.39
GNMA %%	4.00	1-1-2044	41,600,000	43,717,376	1.50
GNMA %%	4.50	12-1-2043	31,200,000	33,518,063	1.15

Total Agency Securities (Cost $1,043,435,825)				1,033,841,344	35.37

Asset-Backed Securities: 14.85%
Ally Auto Receivables Trust	0.74-2.23	5-15-2015 to 2-15-2018	46,207,266	46,379,568	1.58
American Express Credit Corporation	0.45-0.60	2-15-2019 to 5-17-2021	21,262,000	21,262,196	0.73
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	11,156,000	11,163,084	0.38
Bank of America Credit Card Trust Series 2007-A10 Class A10 ±	0.24	12-15-2016	8,216,000	8,215,482	0.28
Capital Auto Receivables Asset Trust	0.79-1.68	9-20-2016 to 7-20-2018	33,057,000	33,151,544	1.13
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.22	11-15-2019	11,267,000	11,166,127	0.38
Citibank Credit Card Issuance Trust Series 2013-A10 Class A10	0.73	2-7-2018	17,764,000	17,787,040	0.61

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Asset-Backed Securities (continued)
Nelnet Student Loan Trust	0.25-0.97%	11-27-2018 to 4-25-2046	$34,927,980	$33,944,288	1.16%
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	10,721,284	10,689,795	0.37
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	17,148,000	16,939,995	0.58
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,761,107	0.37
SLM Student Loan Trust	0.34-3.42	9-25-2019 to 6-15-2045	99,920,959	99,775,371	3.42
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.92	10-16-2023	12,018,631	12,027,813	0.41
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	11,683,000	11,382,058	0.39
Other securities				89,478,754	3.06

Total Asset-Backed Securities (Cost $433,125,939)				434,124,222	14.85

Corporate Bonds and Notes: 18.99%

Consumer Discretionary: 2.19%

Auto Components: 0.13%
Other securities				3,865,788	0.13

Automobiles: 1.23%
Other securities				36,016,466	1.23

Media: 0.64%
Other securities				18,773,746	0.64

Specialty Retail: 0.19%
Other securities				5,453,067	0.19

Consumer Staples: 1.10%

Beverages: 0.29%
Other securities				8,516,732	0.29

Food Products: 0.72%
Other securities				20,984,102	0.72

Tobacco: 0.09%
Other securities				2,650,156	0.09

Energy: 1.70%

Energy Equipment & Services: 0.24%
Other securities				7,109,207	0.24

Oil, Gas & Consumable Fuels: 1.46%
Other securities				42,589,480	1.46

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	75

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 8.11%

Capital Markets: 1.15%
Morgan Stanley	5.00-5.50%	10-15-2015 to 11-24-2025	$9,048,000	$9,648,808	0.33%
Other securities				24,025,225	0.82

				33,674,033	1.15

Commercial Banks: 0.34%
Other securities				9,878,938	0.34

Consumer Finance: 0.60%
American Express Credit Corporation	1.75	6-12-2015	7,664,000	7,798,220	0.27
Other securities				9,787,403	0.33

				17,585,623	0.60

Diversified Financial Services: 3.32%
Bank of America Corporation	1.13	11-14-2016	12,070,000	12,097,025	0.41
Bank of America Corporation	1.50	10-9-2015	12,066,000	12,186,624	0.42
Bank of America Corporation	2.60-6.00	9-1-2017 to 7-24-2023	20,880,000	21,593,445	0.74
JPMorgan Chase & Company	3.20-6.00	10-1-2017 to 5-1-2023	13,928,000	14,748,855	0.51
Other securities				36,529,117	1.24

				97,155,066	3.32

Insurance: 1.39%
Other securities				40,527,858	1.39

REITs: 1.31%
Other securities				38,198,247	1.31

Health Care: 1.31%

Biotechnology: 0.34%
Other securities				9,801,121	0.34

Health Care Equipment & Supplies: 0.13%
Other securities				3,920,985	0.13

Health Care Providers & Services: 0.36%
Other securities				10,457,193	0.36

Pharmaceuticals: 0.48%
Other securities				14,080,601	0.48

Industrials: 0.46%

Aerospace & Defense: 0.26%
Other securities				7,673,912	0.26

Machinery: 0.06%
Other securities				1,797,252	0.06

Road & Rail: 0.14%
Other securities				3,887,234	0.14

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Information Technology: 0.64%

Computers & Peripherals: 0.17%
Other securities				$4,905,887	0.17%

Semiconductors & Semiconductor Equipment: 0.08%
Other securities				2,275,988	0.08

Software: 0.39%
Other securities				11,586,202	0.39

Materials: 0.08%

Chemicals: 0.08%
Other securities				2,435,967	0.08

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 1.34%
Verizon Communications Incorporated	2.50-6.55%	9-15-2016 to 9-15-2043	$31,063,000	33,544,785	1.15
Other securities				5,667,726	0.19

				39,212,511	1.34

Utilities: 2.06%

Electric Utilities: 0.96%
Other securities				28,034,317	0.96

Gas Utilities: 0.25%
Other securities				7,265,579	0.25

Multi-Utilities: 0.85%
Other securities				24,797,766	0.85

Total Corporate Bonds and Notes (Cost $552,322,555)				555,111,024	18.99

Municipal Obligations: 1.01%

California: 0.26%
Other securities				7,679,498	0.26

Illinois: 0.13%
Other securities				3,887,469	0.13

Nevada: 0.14%
Other securities				3,927,132	0.14

New Jersey: 0.17%
Other securities				5,006,252	0.17

New York: 0.13%
Other securities				3,625,999	0.13

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 0.04%
Other securities				$1,093,618	0.04%

Texas: 0.14%
Other securities				4,209,590	0.14

Total Municipal Obligations (Cost $25,833,149)				29,429,558	1.01

Non-Agency Mortgage Backed Securities: 7.34%
Commercial Mortgage Trust	1.30-4.26%	12-10-2044 to 10-10-2046	$29,294,531	30,254,358	1.04
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	8-25-2024	10,957,525	12,268,286	0.42
JPMorgan Chase & Company	1.08-5.72	11-15-2017 to 5-15-2047	58,205,792	60,994,764	2.08
Morgan Stanley	0.28-4.97	4-14-2040 to 2-25-2047	34,507,225	35,043,949	1.20
Other securities				75,906,523	2.60

Total Non-Agency Mortgage Backed Securities (Cost $213,464,578)				214,467,880	7.34

U.S. Treasury Securities: 18.95%
U.S. Treasury Bond	2.75-3.75	11-15-2041 to 11-15-2043	16,780,000	14,859,189	0.50
U.S. Treasury Bond	3.13	2-15-2043	22,362,000	19,601,679	0.67
U.S. Treasury Bond	3.63	8-15-2043	18,809,000	18,174,196	0.62
U.S. Treasury Note	0.25	9-30-2015	24,408,000	24,404,192	0.84
U.S. Treasury Note	0.25	10-31-2015	28,464,000	28,451,760	0.97
U.S. Treasury Note	0.38	8-31-2015	71,293,000	71,443,357	2.45
U.S. Treasury Note ##	0.63	8-15-2016	33,136,000	33,270,598	1.14
U.S. Treasury Note	0.63	10-15-2016	59,869,000	60,037,352	2.06
U.S. Treasury Note ##	0.63	11-15-2016	131,711,000	132,009,457	4.52
U.S. Treasury Note	1.25-2.50	11-30-2018 to 8-15-2023	21,221,000	20,946,724	0.71
U.S. Treasury Note	2.38	7-31-2017	22,264,000	23,479,815	0.80
U.S. Treasury Note	2.75	11-15-2023	23,517,000	23,524,337	0.81
U.S. Treasury Note ##	3.13	4-30-2017	77,368,000	83,551,405	2.86

Total U.S. Treasury Securities (Cost $553,760,297)				553,754,061	18.95

Yankee Corporate Bonds and Notes: 6.54%

Consumer Discretionary: 0.19%

Textiles, Apparel & Luxury Goods: 0.19%
Other securities				5,525,338	0.19

Consumer Staples: 0.37%

Beverages: 0.37%
Other securities				10,836,652	0.37

Energy: 1.45%

Energy Equipment & Services: 0.10%
Other securities				2,869,841	0.10

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels: 1.35%
Other securities				$39,615,086	1.35%

Financials: 2.21%

Commercial Banks: 1.64%
Norddeutsche Landesbank Pfandbriefe 144A	2.00%	2-5-2019	$13,100,000	13,107,860	0.45
Other securities				34,684,019	1.19

				47,791,879	1.64

Diversified Financial Services: 0.51%
Other securities				14,877,582	0.51

Insurance: 0.06%
Other securities				1,802,651	0.06

Health Care: 0.49%

Health Care Equipment & Supplies: 0.18%
Other securities				5,335,196	0.18

Pharmaceuticals: 0.31%
Other securities				8,935,823	0.31

Information Technology: 0.12%

Internet Software & Services: 0.12%
Other securities				3,405,058	0.12

Materials: 0.66%

Chemicals: 0.10%
Other securities				2,934,996	0.10

Metals & Mining: 0.56%
Other securities				16,450,232	0.56

Telecommunication Services: 0.93%

Diversified Telecommunication Services: 0.20%
Other securities				5,759,677	0.20

Wireless Telecommunication Services: 0.73%
Other securities				21,299,889	0.73

Utilities: 0.12%

Electric Utilities: 0.12%
Other securities				3,560,152	0.12

Total Yankee Corporate Bonds and Notes (Cost $193,375,955)				191,000,052	6.54

Yankee Government Bonds: 2.00%
Other securities				58,409,823	2.00

Total Yankee Government Bonds (Cost $60,183,937)				58,409,823	2.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Yield	Maturity date	Shares	Value	Percent of net assets

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		67,603,250	$67,603,250	2.31%

Total Short-Term Investments (Cost $67,603,250)				67,603,250	2.31

Total investments in securities
(Cost $3,143,105,485) *				3,137,741,214	107.36%
Other assets and liabilities, net				(215,149,848)	(7.36)

Total net assets				$2,922,591,366	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,149,708,027 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,693,980
Gross unrealized depreciation	(42,660,793)

Net unrealized depreciation	$(11,966,813)

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 98.98%
TIPS	0.13%	4-15-2016	$2,917,173	$2,991,925
TIPS	0.13	4-15-2017	3,097,855	3,196,115
TIPS	0.13	4-15-2018	445,689	459,617
TIPS	0.13	1-15-2022	3,253,597	3,183,950
TIPS	0.13	7-15-2022	2,703,321	2,634,681
TIPS	0.13	1-15-2023	2,145,477	2,060,832
TIPS	0.38	7-15-2023	1,116,827	1,095,799
TIPS	0.50	4-15-2015	1,010,230	1,028,936
TIPS	0.63	7-15-2021	2,701,114	2,791,645
TIPS	0.63	2-15-2043	1,135,549	894,068
TIPS	0.75	2-15-2042	1,367,837	1,124,939
TIPS	1.13	1-15-2021	2,756,229	2,947,227
TIPS	1.25	7-15-2020	2,243,949	2,442,223
TIPS	1.38	7-15-2018	1,672,178	1,834,955
TIPS	1.38	1-15-2020	1,629,599	1,778,554
TIPS	1.63	1-15-2015	1,097,503	1,127,684
TIPS	1.63	1-15-2018	1,207,094	1,325,541
TIPS	1.75	1-15-2028	1,067,384	1,165,617
TIPS	1.88	7-15-2015	1,390,377	1,461,417
TIPS	1.88	7-15-2019	1,118,552	1,262,741
TIPS	2.00	1-15-2016	1,350,791	1,439,014
TIPS	2.00	1-15-2026	1,232,818	1,392,314
TIPS	2.13	1-15-2019	1,183,290	1,339,799
TIPS	2.13	2-15-2040	498,327	570,896
TIPS	2.13	2-15-2041	785,877	900,566
TIPS	2.38	1-15-2017	1,079,804	1,194,281
TIPS	2.38	1-15-2025	1,726,644	2,025,029
TIPS	2.38	1-15-2027	1,027,556	1,207,138
TIPS	2.50	7-15-2016	1,234,793	1,357,789
TIPS	2.50	1-15-2029	992,437	1,188,443
TIPS	2.63	7-15-2017	587,475	665,086
TIPS	3.38	4-15-2032	481,490	654,450
TIPS	3.63	4-15-2028	1,042,337	1,404,954
TIPS	3.88	4-15-2029	1,046,875	1,462,272

Total U.S. Treasury Securities (Cost $52,182,123)				53,610,497

	Yield		Shares

Short-Term Investments: 0.70%

Investment Companies: 0.70%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		378,253	378,253

Total Short-Term Investments (Cost $378,253)				378,253

Total investments in securities
(Cost $52,560,376) *	99.68%	53,988,750
Other assets and liabilities, net	0.32	173,717

Total net assets	100.00%	$54,162,467

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $52,560,376 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,688,880
Gross unrealized depreciation	(1,260,506)

Net unrealized appreciation	$1,428,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	81

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.15%
FHLMC	3.50%	9-1-2032	$1,341,737	$1,367,377
FHLMC Series K701 ±	3.88	11-25-2017	1,200,000	1,302,940
FHLMC Series K712	1.87	11-25-2019	850,000	833,307
FHLMC Series T-20 Class A6	7.99	9-25-2029	158,409	175,408
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,394,258	1,655,309
FNMA %%	2.50	12-1-2028	500,000	499,121
FNMA	2.57	9-1-2019	548,694	561,861
FNMA	2.57	9-1-2019	548,734	562,548
FNMA	2.78	10-1-2020	550,000	552,283
FNMA	3.00	12-1-2032	92,234	92,253
FNMA	3.50	9-1-2032	2,672,669	2,718,634
FNMA	3.50	10-1-2032	1,204,332	1,225,050
FNMA	3.50	11-1-2042	464,496	468,976
FNMA	3.50	11-1-2042	728,043	734,876
FNMA	3.50	2-1-2043	365,712	369,144
FNMA	5.00	9-1-2033	485,521	529,365
FNMA	5.50	2-1-2036	1,201,063	1,275,994
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-2041	274,831	315,895
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-2043	1,121,253	1,268,198
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-2044	1,600,273	1,836,431
FNMA Series 2002-90 Class A2	6.50	11-25-2042	570,679	654,484
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,557,660	2,878,436
FNMA Series 2003-86 Class PT	4.50	9-25-2018	609,053	646,903
FNMA Series 2003-97 Class CA	5.00	10-25-2018	1,078,532	1,156,041
FNMA Series 2003-W4 Class 3A ±	6.64	10-25-2042	478,401	554,066
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	261,754	302,857
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,419,554	1,703,681
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	663,287	783,984
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	2,373,621	2,680,794
GNMA	6.50	10-15-2023	51,195	57,085
GNMA	6.50	11-15-2023	25,900	28,867
GNMA	6.50	11-15-2023	26,556	29,607
GNMA	6.50	12-15-2023	33,514	37,370
GNMA	6.50	1-15-2024	74,945	83,550
GNMA	7.00	8-15-2027	153,077	180,757
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-2026	1,123,113	1,222,732
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-2026	557,706	614,652
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-2027	1,089,151	1,207,620
SBA Participation Certificates Series 2013-20A Class 1	2.13	1-1-2033	611,848	575,137

Total Agency Securities (Cost $32,116,515)				33,743,593

Asset-Backed Securities: 0.21%
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	178,650	182,814
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.51	1-25-2035	58,159	58,018

Total Asset-Backed Securities (Cost $236,731)				240,832

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 29.29%

Consumer Discretionary: 2.87%

Automobiles: 0.58%
Daimler Finance North America LLC 144A	2.38%	8-1-2018	$260,000	$261,400
General Motors Corporation 144A	4.88	10-2-2023	400,000	402,500

				663,900

Diversified Consumer Services: 1.82%
Dartmouth College	4.75	6-1-2019	440,000	500,369
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	647,399
Pepperdine University	5.45	8-1-2019	600,000	676,051
President and Fellows of Harvard College	3.53	10-1-2031	250,000	222,550
Stewart Enterprises Incorporated	6.50	4-15-2019	60,000	63,600

				2,109,969

Media: 0.47%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	408,992
Time Warner Incorporated	3.40	6-15-2022	140,000	136,587

				545,579

Consumer Staples: 2.40%

Food & Staples Retailing: 0.69%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	506,408
Wal-Mart Stores Incorporated	5.80	2-15-2018	250,000	292,428

				798,836

Food Products: 1.71%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	427,578
Cargill Incorporated 144A	4.31	5-14-2021	419,000	440,527
Kellogg Company	4.00	12-15-2020	500,000	525,764
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	293,162
McCormick & Company Incorporated	5.75	12-15-2017	250,000	288,517

				1,975,548

Energy: 2.04%

Energy Equipment & Services: 0.27%
Halliburton Company	3.25	11-15-2021	315,000	315,077

Oil, Gas & Consumable Fuels: 1.77%
Apache Corporation	3.25	4-15-2022	250,000	248,250
Chevron Corporation	3.19	6-24-2023	250,000	243,445
ConocoPhillips Company	6.00	1-15-2020	300,000	353,289
Devon Energy Corporation	1.88	5-15-2017	300,000	303,359
EQT Corporation	8.13	6-1-2019	400,000	491,874
Phillips 66	2.95	5-1-2017	390,000	407,495

				2,047,712

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 12.11%

Capital Markets: 0.95%
Charles Schwab Corporation	4.45%	7-22-2020	$100,000	$109,060
Charles Schwab Corporation	6.38	9-1-2017	250,000	289,602
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	83,950
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,635
Morgan Stanley	5.50	7-24-2020	350,000	394,971

				1,103,218

Commercial Banks: 4.28%
Chase Capital VI ±	0.87	8-1-2028	1,000,000	810,000
CoreStates Capital Trust II ±144A	0.89	1-15-2027	750,000	622,500
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	779,613
National Capital Commerce Incorporated ±(i)	1.23	4-1-2027	400,000	324,000
National City Bank ±	0.63	6-7-2017	500,000	493,459
NTC Capital Trust Series A ±	0.76	1-15-2027	450,000	371,813
Regions Financial Corporation	5.75	6-15-2015	760,000	812,079
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	743,750

				4,957,214

Consumer Finance: 0.13%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	150,666

Diversified Financial Services: 3.08%
ABB Treasury Center (USA) Incorporated 144A	4.00	6-15-2021	510,000	529,143
Bank of America Corporation	2.60	1-15-2019	155,000	156,617
Citigroup Incorporated	6.13	11-21-2017	435,000	506,259
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	12-31-2049	500,000	518,750
General Electric Capital Corporation ±	0.62	5-5-2026	450,000	409,578
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,440,702

				3,561,049

Insurance: 1.18%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	796,532
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	569,803

				1,366,335

REITs: 2.49%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	176,329
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	40,812
Boston Properties LP	3.70	11-15-2018	180,000	191,639
Boston Properties LP	5.88	10-15-2019	200,000	232,541
Duke Realty LP	3.88	10-15-2022	150,000	143,772
Duke Realty LP	6.75	3-15-2020	250,000	290,143
ERP Operation LP	4.63	12-15-2021	470,000	501,915
Liberty Property LP	6.63	10-1-2017	400,000	462,310
Potlatch Corporation	7.50	11-1-2019	160,000	180,800
Realty Income Corporation	4.65	8-1-2023	130,000	132,817
Simon Property Group LP	2.15	9-15-2017	250,000	256,069
UDR Incorporated	4.63	1-10-2022	260,000	270,389

				2,879,536

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.34%

Health Care Providers & Services: 0.34%
Howard Hughes Medical Institute	3.50%	9-1-2023	$120,000	$119,342
Roche Holdings Incorporated 144A	6.00	3-1-2019	228,000	271,506

				390,848

Industrials: 3.08%

Aerospace & Defense: 0.62%
Lockheed Martin Corporation	4.25	11-15-2019	500,000	545,405
United Technologies Corporation	3.10	6-1-2022	180,000	176,746

				722,151

Commercial Services & Supplies: 0.32%
Black & Decker	5.75	11-15-2016	325,000	366,707

Machinery: 0.52%
Caterpillar Incorporated	1.50	6-26-2017	170,000	170,929
Caterpillar Incorporated	3.90	5-27-2021	100,000	104,920
Deere & Company	2.60	6-8-2022	340,000	321,583

				597,432

Road & Rail: 1.29%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	94,560
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	249,040
Burlington Northern Santa Fe LLC	5.65	5-1-2017	200,000	227,673
Norfolk Southern Corporation	3.00	4-1-2022	500,000	478,699
Union Pacific Corporation	2.95	1-15-2023	250,000	234,743
Union Pacific Corporation	7.88	1-15-2019	171,000	212,145

				1,496,860

Transportation Infrastructure: 0.33%
Vessel Management Service	3.43	8-15-2036	391,000	379,996

Information Technology: 1.45%

Electronic Equipment, Instruments & Components: 0.25%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	296,250

IT Services: 1.06%
Fiserv Incorporated	3.13	10-1-2015	500,000	518,955
Fiserv Incorporated	4.75	6-15-2021	100,000	102,891
IBM Corporation	1.88	8-1-2022	680,000	601,059

				1,222,905

Software: 0.14%
Oracle Corporation	2.38	1-15-2019	160,000	162,571

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 1.42%

Chemicals: 1.05%
Praxair Incorporated	4.05%	3-15-2021	$400,000	$421,477
Valspar Corporation	5.10	8-1-2015	750,000	792,488

				1,213,965

Metals & Mining: 0.09%
International Steel Group	6.50	4-15-2014	100,000	101,498

Paper & Forest Products: 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	330,540

Telecommunication Services: 0.61%

Diversified Telecommunication Services: 0.61%
AT&T Incorporated	1.60	2-15-2017	330,000	331,618
Verizon Communications Incorporated	5.15	9-15-2023	350,000	373,347

				704,965

Utilities: 2.97%

Electric Utilities: 2.77%
Atlantic City Electric Company	7.75	11-15-2018	255,000	319,058
Connecticut Light & Power	5.38	3-1-2017	250,000	279,336
Duke Energy Ohio Incorporated	3.80	9-1-2023	330,000	335,199
Duke Energy Progress Incorporated	3.00	9-15-2021	220,000	218,539
Entergy Texas Incorporated	7.13	2-1-2019	250,000	297,978
Great River Energy 144A	5.83	7-1-2017	535,657	570,662
Kentucky Utilities Company	3.25	11-1-2020	250,000	255,496
Monongahela Power Company 144A	4.10	4-15-2024	380,000	379,811
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	421,031
Public Service Company of New Hampshire	3.50	11-1-2023	90,000	89,060
Wisconsin Electric Power Company	2.95	9-15-2021	50,000	49,394

				3,215,564

Multi-Utilities: 0.20%
Black Hills Corporation	4.25	11-30-2023	230,000	230,055

Total Corporate Bonds and Notes (Cost $32,791,736)				33,906,946

Municipal Obligations: 8.32%

Arizona: 0.79%
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	909,416

California: 0.20%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	234,742

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	565,155

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.35%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51%	1-1-2039	$390,000	$403,244

Kentucky: 0.23%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	265,000	271,190

Maryland: 0.23%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	266,079

Massachusetts: 0.79%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	425,772
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	486,885

				912,657

Minnesota: 0.25%
Minnesota Housing Finance Agency Series H (Housing Revenue)	5.85	7-1-2036	35,000	35,052
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	256,479

				291,531

Missouri: 0.46%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.09	8-27-2029	523,369	529,095

New Hampshire: 0.39%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	445,000	451,341

New Jersey: 1.03%
Hudson County NJ Improvement Authority Hudson County Lease Project (Lease Revenue, FSA Insured)	7.40	12-1-2025	1,030,000	1,197,736

North Carolina: 0.30%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	349,029

Ohio: 0.35%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	395,000	410,938

Oregon: 0.29%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	333,890

Texas: 0.73%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	373,789
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	465,895

				839,684

Washington: 0.60%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	254,171
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	436,504

				690,675

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

West Virginia: 0.43%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25%	3-1-2035	$500,000	$498,630

Wisconsin: 0.41%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	465,000	475,267

Total Municipal Obligations (Cost $9,436,955)				9,630,299

Non-Agency Mortgage Backed Securities: 8.84%
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	926,744	928,182
Credit Suisse Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	1,229,514	1,265,375
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	550,025
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06	4-15-2045	1,094,024	1,138,695
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	558,021
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,315,826	1,345,917
Sequoia Mortgage Trust Series 10 Class 1A ±	0.97	10-20-2027	441,898	423,819
Small Business Administration Series 2013-10B Class1	3.64	9-10-2023	1,000,000	1,034,171
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.45	5-25-2047	2,384,788	1,378,169
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,519,753
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	6.10	3-23-2045	88,921	88,747

Total Non-Agency Mortgage Backed Securities (Cost $11,100,441)				10,230,874

Term Loans: 0.02%
Aramark Corporation	1.88	1-26-2014	26,337	26,353

Total Term Loans (Cost $26,337)				26,353

U.S. Treasury Securities: 11.97%
TIPS	0.63	2-15-2043	1,273,038	1,002,318
TIPS	0.75	2-15-2042	1,267,322	1,042,273
U.S. Treasury Bond	2.75	11-15-2042	350,000	283,336
U.S. Treasury Bond	2.88	5-15-2043	1,250,000	1,036,719
U.S. Treasury Bond	3.13	2-15-2043	764,000	669,693
U.S. Treasury Bond	3.88	8-15-2040	375,000	383,672
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,291,490
U.S. Treasury Bond	4.50	2-15-2036	500,000	567,344
U.S. Treasury Note	0.88	1-31-2018	575,000	570,643
U.S. Treasury Note	1.25	10-31-2018	1,045,000	1,040,428
U.S. Treasury Note	1.75	10-31-2020	1,045,000	1,022,957
U.S. Treasury Note	1.75	5-15-2023	2,450,000	2,255,722
U.S. Treasury Note	2.00	2-15-2023	675,000	639,720
U.S. Treasury Note	2.75	11-15-2023	1,045,000	1,045,326

Total U.S. Treasury Securities (Cost $14,393,317)				13,851,641

Yankee Corporate Bonds and Notes: 5.24%

Consumer Discretionary: 0.32%

Media: 0.32%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	374,358

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.78%

Energy Equipment & Services: 0.70%
Ensco plc	4.70%	3-15-2021	$200,000	$213,227
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	405,333
Weatherford International Limited	4.50	4-15-2022	190,000	191,978

				810,538

Oil, Gas & Consumable Fuels: 1.08%
BP Capital Markets plc	4.50	10-1-2020	350,000	381,352
Petroleos Mexicanos	2.29	2-15-2024	275,000	274,955
Petroleos Mexicanos	2.83	2-15-2024	575,000	590,730

				1,247,037

Financials: 1.54%

Commercial Banks: 0.28%
RaboBank Nederland	4.50	1-11-2021	300,000	319,367

Diversified Financial Services: 1.26%
Shell International Finance BV	3.40	8-12-2023	370,000	363,791
Siemens Financieringsmaatschappij NV 144A	5.75	10-17-2016	250,000	283,328
Total Capital International SA	2.88	2-17-2022	190,000	182,691
Total Capital International SA	3.70	1-15-2024	200,000	199,724
Tyco Electronics Group SA	3.50	2-3-2022	450,000	431,521

				1,461,055

Industrials: 0.43%

Aerospace & Defense: 0.43%
BAE Systems plc 144A	4.75	10-11-2021	470,000	492,038

Information Technology: 0.32%

Semiconductors & Semiconductor Equipment: 0.32%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	368,375

Materials: 0.53%

Metals & Mining: 0.53%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	371,818
Teck Resources Limited	3.00	3-1-2019	240,000	239,851

				611,669

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	374,277

Total Yankee Corporate Bonds and Notes (Cost $5,975,966)				6,058,714

Yankee Government Bonds: 0.41%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	473,509

Total Yankee Government Bonds (Cost $475,000)				473,509

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 7.23%

Investment Companies: 7.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	7,207,312	$7,207,312
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	1,165,688	1,165,688

Total Short-Term Investments (Cost $8,373,000)			8,373,000

Total investments in securities
(Cost $114,925,998) *	100.68%	116,535,761
Other assets and liabilities, net	(0.68)	(788,595)

Total net assets	100.00%	$115,747,166

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

«	All or a portion of this security is on loan.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $114,925,998 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,943,971
Gross unrealized depreciation	(3,334,208)

Net unrealized appreciation	$1,609,763

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 39.86%
FHLMC	6.00%	7-1-2017	$62,628	$65,803
FHLMC	7.50	7-17-2017	61,587	64,694
FHLMC Series T-54 Class 4A ±	3.02	2-25-2043	575,008	604,620
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	666,819	774,840
FHLMC Series T-63 Class 1A1 ±	1.35	2-25-2045	494,393	507,004
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	501,180	583,754
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	796,049	899,032
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	819,126	972,494
FNMA ±	1.35	10-1-2034	327,968	333,509
FNMA ±	1.35	4-1-2044	239,361	243,386
FNMA ±	1.35	10-1-2044	314,553	319,970
FNMA ±	1.36	4-1-2037	282,249	293,520
FNMA ±	1.75	9-1-2033	202,083	208,391
FNMA ±	1.78	10-1-2033	546,472	569,540
FNMA ±	1.95	6-1-2033	426,470	454,354
FNMA ±	2.09	6-1-2033	300,437	315,615
FNMA ±	2.11	12-1-2033	318,460	335,717
FNMA ±	2.16	8-1-2035	396,288	417,200
FNMA ±	2.20	4-1-2034	455,919	479,930
FNMA ±	2.27	1-1-2036	225,851	239,706
FNMA ±	2.33	7-1-2035	239,635	254,009
FNMA ±	2.72	7-1-2017	19,057	19,413
FNMA	5.50	2-1-2017	116,426	123,268
FNMA	6.50	12-1-2015	11,057	11,190
FNMA Series 2003-W4 Class 3A ±	6.64	10-25-2042	399,730	462,953
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	301,964	353,474
FNMA Series 2007-88 Class HC ±	2.41	9-25-2037	350,419	362,797

Total Agency Securities (Cost $9,658,649)				10,270,183

Asset-Backed Securities: 9.53%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,176
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	175,015
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,200
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,130
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	100,082
GSAMP Trust Series 2005-SEA2 Class A1 ±144A	0.52	1-25-2045	353,664	340,723
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	100,148
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,136
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.33	1-20-2036	581,904	566,301
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	126,060
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,765
Mercedes Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	115,000	114,994
Santander Drive Auto Receivables Trust Series 2013-5 Class A2A	0.64	4-17-2017	120,000	120,023
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,792
World Omni Automobile Receivables Securitization Series 2013-A Class A2A	0.73	5-16-2016	100,000	100,144

Total Asset-Backed Securities (Cost $2,479,796)				2,455,689

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	91

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 21.08%

Consumer Discretionary: 0.83%

Automobiles: 0.59%
Daimler Finance North America LLC 144A	1.88%	9-15-2014	$150,000	$151,495

Diversified Consumer Services: 0.24%
Yale University	2.90	10-15-2014	60,000	61,237

Consumer Staples: 3.97%

Beverages: 1.69%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	84,019
Brown-Forman Corporation	2.50	1-15-2016	70,000	72,568
Coca-Cola Company	0.75	3-13-2015	100,000	100,441
PepsiCo Americas Incorporated	4.38	2-15-2014	177,000	178,430

				435,458

Food Products: 2.28%
Campbell Soup Company	3.38	8-15-2014	250,000	255,220
General Mills Incorporated	5.20	3-17-2015	150,000	158,820
Ingredion Incorporated	3.20	11-1-2015	70,000	72,670
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,449

				588,159

Energy: 0.14%

Oil, Gas & Consumable Fuels: 0.14%
Devon Energy Corporation	5.63	1-15-2014	35,000	35,209

Financials: 7.81%

Capital Markets: 0.38%
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	98,073

Commercial Banks: 2.30%
Ally Bank	0.90	9-18-2015	74,000	73,973
Branch Banking & Trust Company ±	0.57	9-13-2016	250,000	248,086
HSBC USA Incorporated	2.38	2-13-2015	100,000	102,210
KeyBank NA	4.95	9-15-2015	157,000	167,417

				591,686

Consumer Finance: 2.94%
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,304
BMW Bank of North America	1.00	7-18-2014	245,000	245,667
Discover Bank	0.85	9-25-2015	125,000	124,825
Sallie Mae Bank	0.85	10-30-2015	175,000	174,616
Unilever Capital Corporation	3.65	2-15-2014	160,000	161,024

				756,436

Diversified Financial Services: 1.59%
Bank of America Corporation	4.50	4-1-2015	80,000	83,879
Citigroup Incorporated	4.59	12-15-2015	90,000	96,336

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation ±	0.89%	7-12-2016	$50,000	$50,324
JPMorgan Chase & Company	4.65	6-1-2014	175,000	178,611

				409,150

REITs: 0.60%
ERP Operating LP	5.25	9-15-2014	150,000	155,400

Health Care: 1.07%

Life Sciences Tools & Services: 0.72%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	185,224

Pharmaceuticals: 0.35%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,836

Industrials: 1.98%

Aerospace & Defense: 0.74%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	76,595
United Technologies Corporation	4.88	5-1-2015	108,000	114,666

				191,261

Industrial Conglomerates: 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,327

Machinery: 0.41%
Caterpillar Incorporated	4.63	6-1-2015	100,000	105,980

Road & Rail: 0.59%
Union Pacific Corporation	5.38	5-1-2014	150,000	152,902

Materials: 1.71%

Chemicals: 1.22%
Ecolab Incorporated	2.38	12-8-2014	65,000	66,213
Ecolab Incorporated	4.88	2-15-2015	125,000	131,113
Sherwin-Williams Company	3.13	12-15-2014	115,000	118,012

				315,338

Metals & Mining: 0.49%
Alcan Incorporated	5.20	1-15-2014	125,000	125,701

Utilities: 3.57%

Electric Utilities: 2.37%
Monongahela Power Company 144A	7.95	12-15-2013	85,000	85,182
PECO Energy Company	5.00	10-1-2014	160,000	165,832
Southern California Edison Company	4.15	9-15-2014	61,000	62,788
Westar Energy Incorporated	6.00	7-1-2014	140,000	144,422
Wisconsin Electric Power Company	6.00	4-1-2014	150,000	152,680

				610,904

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	93

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 1.20%
Atmos Energy Corporation	4.95%	10-15-2014	$125,000	$129,551
MidAmerican Energy Company	4.65	10-1-2014	100,000	103,502
Questar Corporation	2.75	2-1-2016	74,000	76,601

				309,654

Total Corporate Bonds and Notes (Cost $5,412,014)				5,430,430

Municipal Obligations: 2.96%

Colorado: 0.40%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	103,189

Illinois: 0.78%
Cook County Ill School District #135 Series A (GO, National/FGIC Insured)	4.75	5-1-2014	100,000	100,261
Illinois (GO)	4.07	1-1-2014	100,000	100,317

				200,578

Maine: 0.76%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	195,373

Texas: 1.02%
Austin TX Independent School District Series B (GO)	0.44	8-1-2014	105,000	105,213
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	0.79	1-27-2020	7,785	7,790
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±	0.35	12-26-2018	49,910	49,855
Galveston County TX Build America Bonds (GO)	3.01	2-1-2014	100,000	100,501

				263,359

Total Municipal Obligations (Cost $762,138)				762,499

Non-Agency Mortgage Backed Securities: 5.16%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	123,319	128,619
CIT Equipment Series 2013-VT1 Class A2 144A	0.65	3-21-2016	116,000	115,993
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-2017	175,000	175,126
GE Equipment LLC Series 2012-1 Class A3	0.60	5-23-2016	150,000	149,947
GE Equipment LLC Series 2012-2 Class A2	0.47	4-24-2015	114,528	114,516
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	110,000	110,081
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	115,000	115,050
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,195
SLMA Series 2012-7 Class A1 ±	0.33	2-27-2017	101,571	101,480
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	198,405	199,081

Total Non-Agency Mortgage Backed Securities (Cost $1,330,664)				1,330,088

Yankee Corporate Bonds and Notes: 2.41%

Consumer Staples: 0.44%

Beverages: 0.44%
SABMiller plc 144A	6.50	7-1-2016	100,000	113,514

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.27%

Oil, Gas & Consumable Fuels: 1.27%
BP Capital Markets plc	3.63%	5-8-2014	$45,000	$45,641
Schlumberger SA 144A	2.65	1-15-2016	100,000	103,791
Shell International Finance BV	4.00	3-21-2014	175,000	176,931

				326,363

Financials: 0.39%

Commercial Banks: 0.39%
Royal Bank of Canada	0.80	10-30-2015	100,000	100,127

Health Care: 0.31%

Health Care Equipment & Supplies: 0.31%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,752

Total Yankee Corporate Bonds and Notes (Cost $619,371)				620,756

	Yield		Shares

Short-Term Investments: 18.16%

Investment Companies: 13.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		3,452,523	3,452,523

			Principal
U.S. Treasury Securities: 4.76%
U.S. Treasury Bill (z)	0.06	2-27-2014	$1,225,000	1,224,822

Total Short-Term Investments (Cost $4,677,354)				4,677,345

Total investments in securities (Cost $24,939,986) *	99.16%	25,546,990
Other assets and liabilities, net	0.84	215,495

Total net assets	100.00%	$25,762,485

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $24,940,666 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$642,336
Gross unrealized depreciation	(36,012)

Net unrealized appreciation	$606,324

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

96	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$334,001,637	$152,315,144
In affiliated securities, at value (see cost below)	16,519,640	5,224,757

Total investments, at value (see cost below)	350,521,277	157,539,901
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	210,527
Receivable for dividends	735,986	128,954
Receivable for securities lending income	3,790	1,130
Prepaid expenses and other assets	1,817	788

Total assets	351,262,870	157,881,300

Liabilities
Payable for investments purchased	0	249,277
Payable upon receipt of securities loaned	0	4,148,421
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	191,820	72,151
Professional fees payable	16,632	19,112
Contingent tax liability	0	0
Accrued expenses and other liabilities	4,778	6,455

Total liabilities	213,230	4,495,416

Total net assets	$351,049,640	$153,385,884

Investments in unaffiliated securities (including securities on loan), at cost	$229,794,795	$104,838,269

Investments in affiliated securities, at cost	$16,519,640	$5,224,757

Total investments, at cost	$246,314,435	$110,063,026

Securities on loan, at value	$0	$4,055,923

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	97

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,217,490,452	$2,773,006,007	$149,055,032	$466,529,043	$99,489,473	$231,460,391	$202,101,755
45,044,489	79,059,831	6,859,247	12,090,564	4,905,357	22,271,311	15,425,560

1,262,534,941	2,852,065,838	155,914,279	478,619,607	104,394,830	253,731,702	217,527,315
0	24,610	0	0	0	68,396	0
0	0	114,497	7,563,642	0	0	0
5,072,716	687,657	1,216,929	0	0	3,250,935	71,635
1,018	6,084,107	163,571	1,321,318	155,945	64,718	115,502
104,730	4,536	7,239	16,945	1,732	11,503	13,602
10,524	14,289	1,924	13,359	1,761	2,034	2,912

1,267,723,929	2,858,881,037	157,418,439	487,534,871	104,554,268	257,129,288	217,730,966

4,704,890	0	2,068,091	0	0	2,301,740	879,783
31,741,350	9,164,555	765,419	9,341,704	2,575,400	12,598,600	8,987,147
0	4,430	0	0	0	0	0
802,493	200,707	109,465	341,611	55,975	157,968	138,030
10,510	13,867	16,685	18,477	17,825	18,817	18,704
0	0	45,316	0	0	0	0
10,623	23,878	26,362	0	7,481	10,211	9,440

37,269,866	9,407,437	3,031,338	9,701,792	2,656,681	15,087,336	10,033,104

$1,230,454,063	$2,849,473,600	$154,387,101	$477,833,079	$101,897,587	$242,041,952	$207,697,862

$798,977,657	$1,662,832,574	$113,387,594	$431,268,328	$82,169,991	$166,366,873	$147,320,398

$45,044,489	$69,826,099	$6,859,247	$12,090,564	$4,905,357	$22,271,311	$15,425,560

$844,022,146	$1,732,658,673	$120,246,841	$443,358,892	$87,075,348	$188,638,184	$162,745,958

$30,955,510	$8,899,585	$730,218	$8,854,230	$2,516,705	$12,245,453	$8,776,029

$0	$0	$114,739	$7,562,268	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,070,137,964	$53,610,497
In affiliated securities, at value (see cost below)	67,603,250	378,253

Total investments, at value (see cost below)	3,137,741,214	53,988,750
Cash	165,867	0
Segregated cash	0	0
Receivable for investments sold	534,915,288	0
Principal paydown receivable	139,908	0
Receivable for interest	12,556,704	209,205
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	284	0
Prepaid expenses and other assets	12,113	1,842

Total assets	3,685,531,378	54,199,797

Liabilities
Payable for investments purchased	762,001,229	0
Payable upon receipt of securities loaned	0	0
Advisory fee payable	837,632	14,246
Shareholder report expenses payable	6,925	2,707
Custodian and accounting fees payable	58,006	3,191
Professional fees payable	36,220	16,035
Accrued expenses and other liabilities	0	1,151

Total liabilities	762,940,012	37,330

Total net assets	$2,922,591,366	$54,162,467

Investments in unaffiliated securities (including securities on loan), at cost	$3,075,502,235	$52,182,123

Investments in affiliated securities, at cost	$67,603,250	$378,253

Total investments, at cost	$3,143,105,485	$52,560,376

Securities on loan, at value	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	99

Managed Fixed Income Portfolio	Stable Income Portfolio

$108,162,761	$22,094,467
8,373,000	3,452,523

116,535,761	25,546,990
0	0
0	18,000
112,536	115,063
0	0
820,951	101,553
0	1,094
859	0
3,561	3,882

117,473,668	25,786,582

499,149	0
1,165,688	0
30,091	1,357
2,137	492
5,212	4,677
24,225	16,860
0	711

1,726,502	24,097

$115,747,166	$25,762,485

$106,552,998	$21,487,463

$8,373,000	$3,452,523

$114,925,998	$24,939,986

$1,141,600	$0

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio	Index Portfolio

Investment income
Dividends*	$3,520,363	$607,305	$612,385	$28,228,572
Income from affiliated securities	7,017	492	6,574	16,633
Securities lending income, net	6,223	7,309	387,518	31,800
Interest	0	0	0	612

Total investment income	3,533,603	615,106	1,006,477	28,277,617

Expenses
Advisory fee	1,104,441	484,377	4,453,275	1,129,369
Custody and accounting fees	12,835	12,716	34,439	71,777
Professional fees	23,928	23,046	30,372	38,378
Shareholder report expenses	790	2,877	970	5,411
Trustees’ fees and expenses	5,547	5,243	5,287	5,030
Other fees and expenses	5,868	3,796	12,801	29,732

Total expenses	1,153,409	532,055	4,537,144	1,279,697
Less: Fee waivers and/or expense reimbursements	0	(68,470)	0	0

Net expenses	1,153,409	463,585	4,537,144	1,279,697

Net investment income (loss)	2,380,194	151,521	(3,530,667)	26,997,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	21,465,517	6,521,085	89,132,120	(13,212,779)
Affiliated securities	0	0	0	(5,489,503)
Futures transactions	0	0	0	6,192,875

Net realized gain (losses) on investments	21,465,517	6,521,085	89,132,120	(12,509,407)

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,685,125	17,953,571	184,460,846	283,715,260
Affiliated securities	0	0	0	8,471,069
Futures transactions	0	0	0	(1,487,605)

Net change in unrealized gains (losses) on investments	13,685,125	17,953,571	184,460,846	290,698,724

Net realized and unrealized gains (losses) on investments	35,150,642	24,474,656	273,592,966	278,189,317

Net increase in net assets resulting from operations	$37,530,836	$24,626,177	$270,062,299	$305,187,237

* Net of foreign dividend withholding taxes in the amount of	$4,015	$0	$0	$8,705

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	101

International Growth Portfolio		International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$971,778		$5,514,111	$835,741	$319,211	$2,042,480
1,739		1,456	779	3,472	2,669
22,359		150,739	12,873	178,893	90,742
0		418	0	0	0

995,876		5,666,724	849,393	501,576	2,135,891

611,832		1,895,654	322,545	858,468	829,713
82,746		69,717	5,634	12,831	17,363
23,378		26,252	22,561	21,886	22,580
211		2,783	1,895	824	3,030
4,419		4,244	3,767	5,071	4,399
15,338		22,677	3,230	4,176	4,704

737,924		2,021,327	359,632	903,256	881,789
0		0	0	0	0

737,924		2,021,327	359,632	903,256	881,789

257,952		3,645,397	489,761	(401,680)	1,254,102

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141
0		0	0	0	0
0		0	0	0	0

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141

14,254,583	[1]	45,940,372	6,127,552	25,744,178	13,426,498
0		0	0	0	0
0		0	0	0	0

14,254,583		45,940,372	6,127,552	25,744,178	13,426,498

17,475,229		50,502,198	12,074,437	40,656,540	28,433,639

$17,733,181		$54,147,595	$12,564,198	$40,254,860	$29,687,741

$59,849		$568,387	$5,309	$2,926	$0

1.	Net of foreign capital gains tax in the amount of $39,316.

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Investment income
Interest**	$34,469,823	$488,200
Income from affiliated securities	36,697	16
Securities lending income, net	10,228	0

Total investment income	34,516,748	488,216

Expenses
Advisory fee	5,436,799	116,720
Custody and accounting fees	98,169	4,878
Professional fees	39,272	20,475
Shareholder report expenses	5,786	921
Trustees’ fees and expenses	5,029	5,760
Other fees and expenses	31,103	4,349

Total expenses	5,616,158	153,103
Less: Fee waivers and/or expense reimbursements	(373,637)	(25,119)

Net expenses	5,242,521	127,984

Net investment income	29,274,227	360,232

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(41,557,005)	471,728
Futures transactions	0	(16,061)
TBA sale commitments	75,320	0

Net realized gain (losses) on investments	(41,481,685)	455,667

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,824,874)	(3,349,091)
Futures transactions	0	0
TBA sale commitments	46,020	0

Net change in unrealized gains (losses) on investments	(8,778,854)	(3,349,091)

Net realized and unrealized gains (losses) on investments	(50,260,539)	(2,893,424)

Net increase (decrease) in net assets resulting from operations	$(20,986,312)	$(2,533,192)

** Net of foreign interest withholding taxes in the amount of	$10,617	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	103

Managed Fixed Income Portfolio	Stable Income Portfolio

$2,065,340	$227,959
3,399	1,462
3,339	0

2,072,078	229,421

221,625	37,865
8,890	5,244
28,066	28,080
1,210	308
5,027	5,797
3,393	3,335

268,211	80,629
(52,793)	(30,683)

215,418	49,946

1,856,660	179,475

(2,082,998)	12,747
0	(1,723)
0	0

(2,082,998)	11,024

(525,012)	(5,693)
0	(4,063)
0	0

(525,012)	(9,756)

(2,608,010)	1,268

$(751,350)	$180,743

$162	$0

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$2,380,194	$5,797,743
Net realized gains on investments	21,465,517	25,557,380
Net change in unrealized gains (losses) on investments	13,685,125	54,634,553

Net increase in net assets resulting from operations	37,530,836	85,989,676

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	20,925,715	19,812,149
Withdrawals	(54,561,450)	(83,570,402)

Net decrease in net assets resulting from capital share transactions	(33,635,735)	(63,758,253)

Total increase in net assets	3,895,101	22,231,423

Net assets
Beginning of period	347,154,539	324,923,116

End of period	$351,049,640	$347,154,539

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	105

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$151,521	$768,223
Net realized gains on investments	6,521,085	15,571,692
Net change in unrealized gains (losses) on investments	17,953,571	11,859,205

Net increase in net assets resulting from operations	24,626,177	28,199,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	922,518	4,046,616
Withdrawals	(20,008,204)	(42,558,624)

Net decrease in net assets resulting from capital share transactions	(19,085,686)	(38,512,008)

Total increase (decrease) in net assets	5,540,491	(10,312,888)

Net assets
Beginning of period	147,845,393	158,158,281

End of period	$153,385,884	$147,845,393

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(3,530,667)	$(4,657,230)
Net realized gains on investments	89,132,120	8,468,821
Net change in unrealized gains (losses) on investments	184,460,846	182,265,995

Net increase in net assets resulting from operations	270,062,299	186,077,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	30,984,030	43,331,221
Withdrawals	(116,464,343)	(182,428,836)

Net decrease in net assets resulting from capital share transactions	(85,480,313)	(139,097,615)

Total increase in net assets	184,581,986	46,979,971

Net assets
Beginning of period	1,045,872,077	998,892,106

End of period	$1,230,454,063	$1,045,872,077

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	107

	Index Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$26,997,920	$55,499,759
Net realized gains (losses) on investments	(12,509,407)	84,257,080
Net change in unrealized gains (losses) on investments	290,698,724	466,355,999

Net increase in net assets resulting from operations	305,187,237	606,112,838

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	58,471,795	103,522,576
Withdrawals	(127,074,546)	(480,245,028)

Net decrease in net assets resulting from capital share transactions	(68,602,751)	(376,722,452)

Total increase in net assets	236,584,486	229,390,386

Net assets
Beginning of period	2,612,889,114	2,383,498,728

End of period	$2,849,473,600	$2,612,889,114

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$257,952	$1,895,888
Net realized gains on investments	3,220,646	8,384,099
Net change in unrealized gains (losses) on investments	14,254,583	20,174,725

Net increase in net assets resulting from operations	17,733,181	30,454,712

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,194,851	29,169,783 [1]
Withdrawals	(9,935,671)	(29,751,222)

Net decrease in net assets resulting from capital share transactions	(1,740,820)	(581,439)

Total increase in net assets	15,992,361	29,873,273

Net assets
Beginning of period	138,394,740	108,521,467

End of period	$154,387,101	$138,394,740

1.	Amount includes $22,586,786 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	109

	International Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$3,645,397	$11,001,522
Net realized gains (losses) on investments	4,561,826	(3,085,904)
Net change in unrealized gains (losses) on investments	45,940,372	80,132,934

Net increase in net assets resulting from operations	54,147,595	88,048,552

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,384,981	74,737,541 [1]
Withdrawals	(11,430,349)	(29,346,621)

Net increase in net assets resulting from capital share transactions	954,632	45,390,920

Total increase in net assets	55,102,227	133,439,472

Net assets
Beginning of period	422,730,852	289,291,380

End of period	$477,833,079	$422,730,852

1.	Amount includes $22,429,789 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$489,761	$848,345
Net realized gains on investments	5,946,885	8,490,528
Net change in unrealized gains (losses) on investments	6,127,552	6,509,832

Net increase in net assets resulting from operations	12,564,198	15,848,705

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	552,049	51,038,318	[1]
Withdrawals	(9,624,252)	(21,361,580)

Net increase (decrease) in net assets resulting from capital share transactions	(9,072,203)	29,676,738

Total increase in net assets	3,491,995	45,525,443

Net assets
Beginning of period	98,405,592	52,880,149

End of period	$101,897,587	$98,405,592

1.	Amount includes $50,059,057 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	111

	Small Company Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(401,680)	$(28,119)
Net realized gains on investments	14,912,362	14,699,969
Net change in unrealized gains (losses) on investments	25,744,178	28,484,637

Net increase in net assets resulting from operations	40,254,860	43,156,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	36,159,000	64,117,058
Withdrawals	(30,857,904)	(73,747,010)

Net increase (decrease) in net assets resulting from capital share transactions	5,301,096	(9,629,952)

Total increase in net assets	45,555,956	33,526,535

Net assets
Beginning of period	196,485,996	162,959,461

End of period	$242,041,952	$196,485,996

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$1,254,102	$1,093,425
Net realized gains on investments	15,007,141	13,278,991
Net change in unrealized gains (losses) on investments	13,426,498	36,327,755

Net increase in net assets resulting from operations	29,687,741	50,700,171

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	10,845,252	40,236,818 [1]
Withdrawals	(36,672,386)	(86,362,160)

Net decrease in net assets resulting from capital share transactions	(25,827,134)	(46,125,342)

Total increase in net assets	3,860,607	4,574,829

Net assets
Beginning of period	203,837,255	199,262,426

End of period	$207,697,862	$203,837,255

1.	Amount includes $14,416,889 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	113

	Core Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$29,274,227	$65,763,655
Net realized gains (losses) on investments	(41,481,685)	129,092,808
Net change in unrealized gains (losses) on investments	(8,778,854)	(90,545,176)

Net increase (decrease) in net assets resulting from operations	(20,986,312)	104,311,287

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	92,659,414	720,766,231
Withdrawals	(497,518,530)	(1,290,176,868)

Net decrease in net assets resulting from capital share transactions	(404,859,116)	(569,410,637)

Total decrease in net assets	(425,845,428)	(465,099,350)

Net assets
Beginning of period	3,348,436,794	3,813,536,144

End of period	$2,922,591,366	$3,348,436,794

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Inflation-Protected Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$360,232	$1,198,434
Net realized gains on investments	455,667	3,992,715
Net change in unrealized gains (losses) on investments	(3,349,091)	(6,233,421)

Net decrease in net assets resulting from operations	(2,533,192)	(1,042,272)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,860,948	14,419,386
Withdrawals	(13,797,507)	(30,194,206)

Net decrease in net assets resulting from capital share transactions	(9,936,559)	(15,774,820)

Total decrease in net assets	(12,469,751)	(16,817,092)

Net assets
Beginning of period	66,632,218	83,449,310

End of period	$54,162,467	$66,632,218

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	115

	Managed Fixed Income Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$1,856,660	$4,255,294
Net realized gains (losses) on investments	(2,082,998)	1,250,409
Net change in unrealized gains (losses) on investments	(525,012)	638,890

Net increase (decrease) in net assets resulting from operations	(751,350)	6,144,593

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,330,164	33,069,218
Withdrawals	(7,094,803)	(71,853,951)

Net increase (decrease) in net assets resulting from capital share transactions	7,235,361	(38,784,733)

Total increase (decrease) in net assets	6,484,011	(32,640,140)

Net assets
Beginning of period	109,263,155	141,903,295

End of period	$115,747,166	$109,263,155

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$179,475	$515,102
Net realized gains (losses) on investments	11,024	(477,986)
Net change in unrealized gains (losses) on investments	(9,756)	937,982

Net increase in net assets resulting from operations	180,743	975,098

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,716,214	5,341,489
Withdrawals	(1,198,679)	(19,993,019)

Net increase (decrease) in net assets resulting from capital share transactions	1,517,535	(14,651,530)

Total increase (decrease) in net assets	1,698,278	(13,676,432)

Net assets
Beginning of period	24,064,207	37,740,639

End of period	$25,762,485	$24,064,207

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	117

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.40%	0.68%	0.68%	11.52%	11%
June 1, 2012 to May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
June 1, 2011 to May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%

Diversified Large Cap Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.20%	0.71%	0.62%	17.80%	28%
June 1, 2012 to May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
June 1, 2011 to May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
October 1, 2010 to May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%

Emerging Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.62)%	0.80%	0.80%	27.20%	33%
June 1, 2012 to May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
June 1, 2011 to May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%

Index Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	2.02%	0.10%	0.10%	11.86%	3%
June 1, 2012 to May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
June 1, 2011 to May 31, 2012	2.09%	0.10%	0.10%	0.52%	9%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%

International Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.36%	1.03%	1.03%	12.75%	22%
June 1, 2012 to May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
June 1, 2011 to May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%

International Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.63%	0.91%	0.91%	12.69%	6%
June 1, 2012 to May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
June 1, 2011 to May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%

Please see footnotes on page 118.

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.99%	0.72%	0.72%	13.38%	36%
June 1, 2012 to May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
June 1, 2011 to May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%

Small Company Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.37)%	0.84%	0.84%	20.63%	51%
June 1, 2012 to May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
June 1, 2011 to May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%

Small Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.21%	0.85%	0.85%	15.59%	25%
June 1, 2012 to May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
June 1, 2011 to May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	119

	Ratio to average net assets (annualized)			Total Return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Core Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.95%	0.37%	0.35%	(0.56)%	342%
June 1, 2012 to May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
June 1, 2011 to May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%

Inflation-Protected Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.23%	0.52%	0.44%	(3.91)%	4%
June 1, 2012 to May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
June 1, 2011 to May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%

Managed Fixed Income Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	3.35%	0.48%	0.39%	(0.80)%	10%
June 1, 2012 to May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
June 1, 2011 to May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%

Stable Income Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.46%	0.65%	0.41%	0.79%	17%
June 1, 2012 to May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
June 1, 2011 to May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2013, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	121

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

122	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Each Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	123

Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

124	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$326,379,392	$6,077,001	$0	$332,456,393
Preferred stocks	0	1,545,244	0	1,545,244

Short-term investments
Investment companies	16,519,640	0	0	16,519,640
Total	$342,899,032	$7,622,245	$0	$350,521,277
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$152,315,144	$0	$0	$152,315,144

Short-term investments
Investment companies	1,076,336	4,148,421	0	5,224,757
Total	$153,391,480	$4,148,421	$0	$157,539,901
Emerging Growth Portfolio

Equity securities
Common stocks	$1,217,490,452	$0	$0	$1,217,490,452

Short-term investments
Investment companies	13,303,139	31,741,350	0	$45,044,489
Total	$1,230,793,591	$31,741,350	$0	$1,262,534,941

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	125

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio

Equity securities
Common stocks	$2,807,726,588	$0	$0	$2,807,726,588

Short-term investments
Investment companies	32,725,140	9,164,555	0	41,889,695
U.S. Treasury securities	699,994	1,749,561	0	2,449,555
Total	$2,841,151,722	$10,914,116	$0	$2,852,065,838
International Growth Portfolio

Equity securities
Common stocks	$146,205,671	$25,468	$0	$146,231,139
Participatory notes	0	573,788	0	573,788
Preferred stocks	2,250,105	0	0	2,250,105

Short-term investments				0
Investment companies	6,093,828	765,419	0	6,859,247
Total	$154,549,604	$1,364,675	$0	$155,914,279
International Value Portfolio

Equity securities
Common stocks	$458,406,633	$5,026,282	$0	$463,432,915
Preferred stocks	3,096,128	0	0	3,096,128

Short-term investments
Investment companies	2,748,860	9,341,704	0	12,090,564
Total	$464,251,621	$14,367,986	$0	$478,619,607
Large Company Value Portfolio

Equity securities
Common stocks	$99,489,473	$0	$0	$99,489,473

Short-term investments
Investment companies	2,329,957	2,575,400	0	4,905,357
Total	$101,819,430	$2,575,400	$0	$104,394,830
Small Company Growth Portfolio

Equity securities
Common stocks	$231,460,391	$0	$0	$231,460,391

Short-term investments
Investment companies	9,672,711	12,598,600	0	22,271,311
Total	$241,133,102	$12,598,600	$0	$253,731,702
Small Company Value Portfolio

Equity securities
Common stocks	$202,090,977	$0	$0	$202,090,977
Warrants	0	10,778	0	10,778

Short-term investments
Investment companies	6,438,413	8,987,147	0	15,425,560
Total	$208,529,390	$8,997,925	$0	$217,527,315

126	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio

Agency securities	$0	$1,033,841,344	$0	$1,033,841,344

Asset-backed securities	0	434,124,222	0	434,124,222

Corporate bonds and notes	0	555,111,024	0	555,111,024

Municipal obligations	0	29,429,558	0	29,429,558

Non-agency mortgage backed securities	0	214,467,880	0	214,467,880

U.S. Treasury securities	553,754,061	0	0	553,754,061

Yankee corporate bonds and notes	0	191,000,052	0	191,000,052

Yankee government bonds	0	58,409,823	0	58,409,823

Short-term investments
Investment companies	67,603,250	0	0	67,603,250
Total	$621,357,311	$2,516,383,903	$0	$3,137,741,214
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$53,610,497	$0	$0	$53,610,497

Short-term investments
Investment companies	378,253	0	0	378,253
Total	$53,988,750	$0	$0	$53,988,750
Managed Fixed Income Portfolio

Agency securities	$0	$33,743,593	$0	$33,743,593

Asset-backed securities	0	240,832	0	240,832

Corporate bonds and notes	0	33,906,946	0	33,906,946

Municipal obligations	0	9,630,299	0	9,630,299

Non-agency mortgage backed securities	0	8,852,705	1,378,169	10,230,874

Term loans	0	26,353	0	26,353

U.S. Treasury securities	10,742,930	3,108,711	0	13,851,641

Yankee corporate bonds and notes	0	6,058,714	0	6,058,714

Yankee government bonds	0	473,509	0	473,509

Short-term investments
Investment companies	7,207,312	1,165,688	0	8,373,000
Total	$17,950,242	$97,207,350	$1,378,169	$116,535,761
Stable Income Portfolio

Agency securities	$0	$10,270,183	$0	$10,270,183

Asset-backed securities	0	2,455,689	0	2,455,689

Corporate bonds and notes	0	5,430,430	0	5,430,430

Municipal obligations	0	762,499	0	762,499

Non-agency mortgage backed securities	0	1,330,088	0	1,330,088

Yankee corporate bonds and notes	0	620,756	0	620,756

Short-term investments
Investment companies	3,452,523	0	0	3,452,523
U.S. Treasury securities	1,224,822	0	0	1,224,822
Total	$4,677,345	$20,869,645	$0	$25,546,990

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	127

As of November 30, 2013, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Future contracts	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio	$1,280,490	+	$0	$0	$1,280,490
Stable Income Portfolio	(978	)+	0	0	(978)

+	Amount represents the net unrealized gains (losses).

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio
Non-agency mortgage backed securities
Balance as of May 31, 2013	$1,482,769
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	67,110
Purchases	0
Sales	(171,710)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of November 30, 2013	$1,378,169
Change in unrealized gains (losses) relating to securities still held at November 30, 2013	$(5,008)

The investment type categorized above was valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

128	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadvisers’ portion the Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio is as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2013	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65%	0.55%	0.65%	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%[1]	0.68%[1]	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%	0.55%	0.65%	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%
Core Bond Portfolio	0.40%	0.30%	0.36%	WellsCap	0.20%	0.10%
Inflation-Protected Bond Portfolio	0.40%	0.30%	0.40%	WellsCap	0.20%	0.10%
Managed Fixed Income Portfolio	0.40%	0.30%	0.40%	Galliard Capital Management, Inc.	0.20%	0.10%
Stable Income Portfolio	0.30%[2]	0.225%[2]	0.31%	Galliard Capital Management, Inc.	0.15%	0.05%

1.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.80% and declined to 0.70% as the average daily net assets of the Portfolio increased.

2.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived its advisory fee and/or reimbursed expenses to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$36,671,105	$0	$80,038,855
Diversified Large Cap Growth Portfolio	0	41,688,955	0	60,426,571
Emerging Growth Portfolio	0	367,162,900	0	451,967,497
Index Portfolio	0	67,375,415	0	74,393,351
International Growth Portfolio	0	30,252,427	0	32,416,207
International Value Portfolio	0	32,477,956	0	25,273,270
Large Company Value Portfolio	0	34,846,395	0	44,214,455
Small Company Growth Portfolio	0	107,828,070	0	104,700,905
Small Company Value Portfolio	0	50,499,950	0	76,509,569
Core Bond Portfolio	9,502,705,522	1,281,586,707	9,499,008,748	1,347,369,267
Inflation-Protected Bond Portfolio	2,452,437	0	11,910,032	0
Managed Fixed Income Portfolio	9,954,909	13,401,605	6,775,863	4,131,371
Stable Income Portfolio	0	3,429,927	0	3,858,273

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	129

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2013, Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2013, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
Index Portfolio	12-19-2013	92 Long	S&P 500 Index	$41,494,300	$1,280,490
Stable Income Portfolio	3-31-2014	20 Short	5 Year U.S. Treasury Notes	2,418,438	(978)

At November 30, 2013, Inflation-Protected Bond Portfolio did not have any open futures contracts.

At November 30, 2013, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2013 as follows:

	Long contracts	Short contracts
Index Portfolio	$45,194,517	$0
Inflation-Protected Bond Portfolio	21,268	0
Stable Income Portfolio	0	2,436,632

The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows each Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of each Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in each Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. As of November 30, 2013, the Portfolios have transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

		Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
Stable Income Portfolio	Futures – variation margin	$1,094	$0	$18,000	$0
		Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
Index Portfolio	Futures – variation margin	$4,430	$0	$2,449,555	$0

130	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

7. ACQUISITIONS

After the close of business on April 19, 2013, International Growth Portfolio acquired the net assets of Wells Fargo Advantage International Index Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Index Portfolio with a fair value of $22,535,457, identified cost of $21,854,655, and unrealized gains of $680,802 at April 19, 2013 were the principal assets acquired by International Growth Portfolio. For financial reporting purposes, assets received by International Growth Portfolio was recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Index Portfolio was carried forward to align ongoing reporting of International Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Growth Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$2,276,123
Net realized and unrealized gains (losses) on investments	$31,301,977
Net increase in net assets resulting from operations	$33,578,100

After the close of business on April 19, 2013, International Value Portfolio acquired the net assets of Wells Fargo Advantage International Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Equity Portfolio with a fair value of $22,369,294, identified cost of $22,824,592 and unrealized losses of $455,298 at April 19, 2013 were the principal assets acquired by International Value Portfolio. For financial reporting purposes, assets received by International Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Equity Portfolio was carried forward to align ongoing reporting of International Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$21,429,816
Net realized and unrealized gains (losses) on investments	$71,515,531
Net increase in net assets resulting from operations	$92,945,347

After the close of business on April 19, 2013, Large Company Value Portfolio acquired the net assets of Wells Fargo Advantage Equity Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Equity Value Portfolio with a fair value of $49,782,607, identified cost of $48,925,675 and unrealized gains of $856,932 at April 19, 2013 were the principal assets acquired by Large Company Value Portfolio. For financial reporting purposes, assets received by Large Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Equity Value Portfolio was carried forward to align ongoing reporting of Large Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for Large Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment loss	$(3,466,147)
Net realized and unrealized gains (losses) on investments	$21,864,877
Net increase in net assets resulting from operations	$18,218,730

After the close of business on April 19, 2013, Small Company Value Portfolio acquired the net assets of Wells Fargo Advantage Small Cap Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Small Cap Value Portfolio with a fair value of $14,404,707, identified cost of $14,875,954 and unrealized losses of $471,247 at April 19, 2013 were the principal assets acquired by Small Company Value Portfolio. For financial reporting purposes, assets received by Small Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small Cap Value Portfolio was carried forward to align ongoing reporting of Small Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	131

Assuming the acquisitions had been completed June 1, 2012, the beginning of the annual reporting period for Small Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been

Net investment income	$1,370,856
Net realized and unrealized gains (losses) on investments	$53,680,718
Net increase in net assets resulting from operations	$55,051,574

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

132	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	133

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

134	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 54 other funds and Assistant Treasurer of 62 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Allocation Funds	135

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

221299 01-14 SAAFNLD/SAR109 11-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio are filed under this Item.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.53%

Consumer Discretionary: 12.42%

Auto Components: 0.42%
BorgWarner Incorporated	20,005	$2,143,936
Delphi Automotive plc	49,330	2,888,272
Johnson Controls Incorporated	119,559	6,038,925
The Goodyear Tire & Rubber Company	42,986	956,868

		12,028,001

Automobiles: 0.73%
Ford Motor Company	688,471	11,759,085
General Motors Company †	164,480	6,370,310
Harley-Davidson Incorporated	38,981	2,612,507

		20,741,902

Distributors: 0.08%
Genuine Parts Company	27,062	2,241,816

Diversified Consumer Services: 0.05%
H&R Block Incorporated	47,859	1,334,788

Hotels, Restaurants & Leisure: 1.75%
Carnival Corporation	76,500	2,762,415
Chipotle Mexican Grill Incorporated †	5,394	2,825,701
Darden Restaurants Incorporated	22,769	1,214,271
International Game Technology	45,576	797,124
Marriott International Incorporated Class A	39,736	1,868,387
McDonald’s Corporation	174,692	17,009,760
Starbucks Corporation	131,310	10,696,513
Starwood Hotels & Resorts Worldwide Incorporated	34,067	2,537,310
Wyndham Worldwide Corporation	23,235	1,666,182
Wynn Resorts Limited	14,134	2,344,407
Yum! Brands Incorporated	77,979	6,057,409

		49,779,479

Household Durables: 0.33%
D.R. Horton Incorporated	49,647	986,982
Garmin Limited «	21,503	1,044,186
Harman International Industries Incorporated	11,896	964,052
Leggett & Platt Incorporated	24,817	749,722
Lennar Corporation	29,007	1,037,290
Newell Rubbermaid Incorporated	50,329	1,527,485
Pulte Homes Incorporated	61,079	1,145,842
Whirlpool Corporation	13,853	2,116,184

		9,571,743

Internet & Catalog Retail: 1.50%
Amazon.com Incorporated †	64,672	25,456,193
Expedia Incorporated	18,775	1,195,780

2	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated †	10,297	$3,766,643
priceline.com Incorporated †	9,000	10,730,970
TripAdvisor Incorporated †	19,490	1,721,357

		42,870,943

Leisure Equipment & Products: 0.14%
Hasbro Incorporated	20,176	1,085,872
Mattel Incorporated	60,212	2,786,009

		3,871,881

Media: 3.61%
Cablevision Systems Corporation New York Group Class A	37,383	626,913
CBS Corporation Class B	98,294	5,756,097
Comcast Corporation Class A	457,062	22,793,682
DIRECTV Group Incorporated †	89,223	5,898,533
Discovery Communications Incorporated Class A †	40,346	3,520,995
Gannett Company Incorporated	40,043	1,083,564
Graham Holdings Company Class B	765	515,228
Interpublic Group of Companies Incorporated	73,772	1,283,633
News Corporation Class A †	87,021	1,562,897
Omnicom Group Incorporated	44,945	3,211,320
Scripps Networks Interactive Incorporated	19,119	1,426,086
Time Warner Cable Incorporated	49,941	6,902,845
Time Warner Incorporated	160,774	10,564,460
Twenty-First Century Fox Incorporated	347,095	11,624,212
Viacom Incorporated Class B	70,922	5,685,817
Walt Disney Company	290,334	20,480,160

		102,936,442

Multiline Retail: 0.71%
Dollar General Corporation †	52,028	2,962,474
Dollar Tree Incorporated †	36,365	2,023,712
Family Dollar Stores Incorporated	16,881	1,177,787
Kohl’s Corporation	35,677	1,972,225
Macy’s Incorporated	65,749	3,501,792
Nordstrom Incorporated	25,202	1,567,816
Target Corporation	110,291	7,050,904

		20,256,710

Specialty Retail: 2.25%
Abercrombie & Fitch Company Class A	13,350	457,638
AutoNation Incorporated †	11,238	551,112
AutoZone Incorporated †	6,207	2,865,151
Bed Bath & Beyond Incorporated †	38,055	2,969,432
Best Buy Company Incorporated	47,147	1,911,811
CarMax Incorporated †	39,069	1,967,124
GameStop Corporation Class A	20,428	985,651
Gap Incorporated	48,202	1,974,836
Home Depot Incorporated	250,324	20,193,637

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	42,558	$2,765,844
Lowe’s Companies Incorporated	183,804	8,727,014
O’Reilly Automotive Incorporated †	18,970	2,370,491
PetSmart Incorporated	18,158	1,345,689
Ross Stores Incorporated	37,866	2,895,234
Staples Incorporated	115,424	1,792,535
Tiffany & Company	19,229	1,714,073
TJX Companies Incorporated	124,990	7,859,371
Urban Outfitters Incorporated †	19,058	743,643

		64,090,286

Textiles, Apparel & Luxury Goods: 0.85%
Coach Incorporated	49,269	2,852,675
Fossil Group Incorporated †	8,783	1,117,812
Michael Kors Holdings Limited †	31,226	2,546,480
Nike Incorporated Class B	130,697	10,343,361
PVH Corporation	14,255	1,909,030
Ralph Lauren Corporation	10,587	1,855,160
VF Corporation	15,367	3,604,791

		24,229,309

Consumer Staples: 9.91%

Beverages: 2.18%
Beam Incorporated	28,295	1,910,761
Brown-Forman Corporation Class B	28,396	2,130,268
Coca-Cola Enterprises Incorporated	43,448	1,822,209
Constellation Brands Incorporated Class A †	28,982	2,040,623
Dr Pepper Snapple Group Incorporated	35,574	1,716,801
Molson Coors Brewing Company	27,570	1,452,112
Monster Beverage Corporation †	23,696	1,402,329
PepsiCo Incorporated	269,507	22,762,561
The Coca-Cola Company	666,250	26,776,588

		62,014,252

Food & Staples Retailing: 2.40%
Costco Wholesale Corporation	76,312	9,571,814
CVS Caremark Corporation	214,662	14,373,768
Safeway Incorporated	42,168	1,474,615
Sysco Corporation	102,816	3,457,702
The Kroger Company	90,565	3,781,089
Wal-Mart Stores Incorporated	284,451	23,043,376
Walgreen Company	151,931	8,994,315
Whole Foods Market Incorporated	65,098	3,684,547

		68,381,226

Food Products: 1.55%
Archer Daniels Midland Company	115,195	4,636,599
Campbell Soup Company	31,192	1,208,066

4	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	73,759	$2,433,309
General Mills Incorporated	112,153	5,655,876
Hormel Foods Corporation	23,523	1,059,005
JM Smucker Company	18,371	1,914,993
Kellogg Company	44,970	2,726,981
Kraft Foods Group Incorporated	104,077	5,528,570
McCormick & Company Incorporated	23,065	1,591,485
Mead Johnson Nutrition Company	35,368	2,988,950
Mondelez International Incorporated Class A	311,178	10,433,798
The Hersey Company	26,132	2,531,929
Tyson Foods Incorporated Class A	48,625	1,540,926

		44,250,487

Household Products: 2.10%
Clorox Company	22,793	2,123,624
Colgate-Palmolive Company	154,009	10,135,332
Kimberly-Clark Corporation	66,938	7,306,952
Procter & Gamble Company	478,608	40,308,366

		59,874,274

Personal Products: 0.16%
Avon Products Incorporated	75,783	1,351,211
Estee Lauder Companies Incorporated Class A	44,683	3,349,438

		4,700,649

Tobacco: 1.52%
Altria Group Incorporated	350,278	12,953,280
Lorillard Incorporated	65,343	3,354,056
Philip Morris International	282,847	24,194,732
Reynolds American Incorporated	55,324	2,791,096

		43,293,164

Energy: 10.14%

Energy Equipment & Services: 1.89%
Baker Hughes Incorporated	77,423	4,410,014
Cameron International Corporation †	43,010	2,382,324
Diamond Offshore Drilling Incorporated	12,148	729,487
Ensco plc Class A ADR	40,819	2,411,587
FMC Technologies Incorporated †	41,401	1,991,388
Halliburton Company	147,768	7,784,418
Helmerich & Payne Incorporated	18,609	1,432,893
Nabors Industries Limited	45,374	750,940
National Oilwell Varco Incorporated	74,710	6,088,865
Noble Corp plc	44,277	1,687,839
Rowan Companies plc †	21,706	751,462
Schlumberger Limited	231,231	20,445,445
Transocean Limited	59,204	2,982,698

		53,849,360

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 8.25%
Anadarko Petroleum Corporation	87,850	$7,802,837
Apache Corporation	70,569	6,456,358
Cabot Oil & Gas Corporation	73,522	2,532,833
Chesapeake Energy Corporation	88,537	2,378,989
Chevron Corporation	337,628	41,339,172
ConocoPhillips Company	213,725	15,559,180
CONSOL Energy Incorporated	39,992	1,422,915
Denbury Resources Incorporated †	65,168	1,087,002
Devon Energy Corporation	66,693	4,042,930
EOG Resources Incorporated	47,606	7,854,990
EQT Corporation	26,317	2,239,840
Exxon Mobil Corporation	769,201	71,904,909
Hess Corporation	50,409	4,089,682
Kinder Morgan Incorporated	117,662	4,181,707
Marathon Oil Corporation	124,018	4,469,609
Marathon Petroleum Corporation	54,711	4,526,788
Murphy Oil Corporation	30,703	1,993,546
Newfield Exploration Company †	23,710	666,251
Noble Energy Incorporated	62,762	4,408,403
Occidental Petroleum Corporation	140,810	13,371,318
Peabody Energy Corporation	47,156	858,239
Phillips 66	106,780	7,432,956
Pioneer Natural Resources Company	24,212	4,303,683
QEP Resources Incorporated	31,332	1,003,251
Range Resources Corporation	28,554	2,217,218
Southwestern Energy Company †	61,429	2,374,845
Spectra Energy Corporation	116,969	3,924,310
Tesoro Corporation	23,606	1,384,020
The Williams Companies Incorporated	119,391	4,204,951
Valero Energy Corporation	94,741	4,331,559
WPX Energy Incorporated †	35,053	651,635

		235,015,926

Financials: 16.04%

Capital Markets: 2.18%
Ameriprise Financial Incorporated	34,575	3,742,744
Bank of New York Mellon Corporation	201,050	6,775,385
BlackRock Incorporated	22,009	6,663,225
Charles Schwab Corporation	202,088	4,947,114
E*TRADE Financial Corporation †	50,166	898,975
Franklin Resources Incorporated	71,042	3,935,016
Goldman Sachs Group Incorporated	72,989	12,330,762
Invesco Limited	77,383	2,696,798
Legg Mason Incorporated «	18,973	742,034
Morgan Stanley	243,006	7,606,088
Northern Trust Corporation	39,447	2,326,979
State Street Corporation	77,935	5,658,860
T. Rowe Price Group Incorporated	45,460	3,657,712

		61,981,692

6	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks: 2.76%
Branch Banking & Trust Corporation	123,004	$4,273,159
Comerica Incorporated	32,323	1,465,848
Fifth Third Bancorp	155,004	3,149,681
Huntington Bancshares Incorporated	144,989	1,330,999
KeyCorp	159,262	2,030,591
M&T Bank Corporation	22,724	2,621,441
PNC Financial Services Group Incorporated	92,884	7,147,424
Regions Financial Corporation	243,928	2,373,419
SunTrust Banks Incorporated	94,185	3,412,323
US Bancorp	321,418	12,606,014
Wells Fargo & Company (l)	844,392	37,170,136
Zions Bancorporation	32,246	945,775

		78,526,810

Consumer Finance: 0.97%
American Express Company	162,140	13,911,612
Capital One Financial Corporation	102,290	7,327,033
Discover Financial Services	84,544	4,506,195
SLM Corporation	76,226	2,031,423

		27,776,263

Diversified Financial Services: 5.24%
Bank of America Corporation	1,877,399	29,700,452
Berkshire Hathaway Incorporated Class B †	314,543	36,653,696
Citigroup Incorporated	531,430	28,123,276
CME Group Incorporated	54,914	4,500,202
IntercontinentalExchange Group †	19,962	4,257,781
JPMorgan Chase & Company	657,807	37,639,717
Leucadia National Corporation	54,769	1,569,680
McGraw-Hill Financial Incorporated	48,092	3,582,854
Moody’s Corporation	33,894	2,529,509
The NASDAQ OMX Group Incorporated	20,177	792,754

		149,349,921

Insurance: 3.02%
ACE Limited	59,437	6,108,935
AFLAC Incorporated	81,276	5,394,288
Allstate Corporation	80,989	4,395,273
American International Group Incorporated	257,998	12,835,401
Aon plc	53,730	4,386,517
Assurant Incorporated	13,101	850,779
Chubb Corporation	44,652	4,306,685
Cincinnati Financial Corporation	25,741	1,349,086
Genworth Financial Incorporated †	86,281	1,303,706
Lincoln National Corporation	46,221	2,372,524
Loews Corporation	53,471	2,531,852
Marsh & McLennan Companies Incorporated	96,047	4,557,430
MetLife Incorporated	195,693	10,213,218
Principal Financial Group Incorporated	47,838	2,422,038

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
Prudential Financial Incorporated	81,260	$7,212,638
The Hartford Financial Services Group Incorporated	79,519	2,833,262
The Progressive Corporation	96,657	2,699,630
The Travelers Companies Incorporated	65,265	5,922,146
Torchmark Corporation	16,004	1,216,304
Unum Group	46,065	1,546,402
XL Group plc	50,013	1,599,916

		86,058,030

Real Estate Management & Development: 0.04%
CBRE Group Incorporated Class A †	48,454	1,174,525

REITs: 1.77%
American Tower Corporation	69,027	5,368,230
Apartment Investment & Management Company Class A	25,498	640,255
AvalonBay Communities Incorporated	21,257	2,520,230
Boston Properties Incorporated	26,631	2,649,518
Equity Residential Company Limited	58,562	3,018,285
HCP Incorporated	79,530	2,924,318
Health Care REIT Incorporated	50,109	2,805,603
Host Hotels & Resorts Incorporated	131,071	2,413,017
Kimco Realty Corporation	71,586	1,476,103
Plum Creek Timber Company	30,598	1,338,357
Prologis Incorporated	87,133	3,304,955
Public Storage Incorporated	25,249	3,855,522
Simon Property Group Incorporated	54,232	8,126,665
The Macerich Company	24,560	1,398,446
Ventas Incorporated	51,243	2,912,140
Vornado Realty Trust	30,390	2,672,193
Weyerhaeuser Company	102,058	3,075,008

		50,498,845

Thrifts & Mortgage Finance: 0.06%
Hudson City Bancorp Incorporated	83,073	775,902
People’s United Financial Incorporated	56,115	849,581

		1,625,483

Health Care: 13.02%

Biotechnology: 2.45%
Alexion Pharmaceuticals Incorporated †	34,174	4,254,663
Amgen Incorporated	131,652	15,018,860
Biogen Idec Incorporated †	41,534	12,085,148
Celgene Corporation †	71,872	11,626,733
Gilead Sciences Incorporated †	267,482	20,010,328
Regeneron Pharmaceuticals Incorporated †	13,633	4,006,193
Vertex Pharmaceuticals Incorporated †	40,685	2,824,353

		69,826,278

8	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 2.04%
Abbott Laboratories	271,589	$10,371,984
Baxter International Incorporated	94,854	6,492,756
Becton Dickinson & Company	33,939	3,685,436
Boston Scientific Corporation †	234,672	2,717,502
C.R. Bard Incorporated	13,832	1,920,988
CareFusion Corporation †	37,463	1,492,901
Covidien plc	80,386	5,487,148
DENTSPLY International Incorporated	24,865	1,182,579
Edwards Lifesciences Corporation †	19,620	1,285,699
Intuitive Surgical Incorporated †	6,939	2,615,309
Medtronic Incorporated	174,311	9,991,507
St. Jude Medical Incorporated	50,188	2,931,983
Stryker Corporation	51,542	3,835,756
Varian Medical Systems Incorporated †	18,813	1,468,355
Zimmer Holdings Incorporated	29,629	2,708,387

		58,188,290

Health Care Providers & Services: 2.07%
Aetna Incorporated	65,026	4,482,242
AmerisourceBergen Corporation	40,368	2,847,155
Cardinal Health Incorporated	59,322	3,832,201
CIGNA Corporation	49,427	4,322,391
DaVita Incorporated †	30,837	1,836,343
Express Scripts Holding Company †	142,284	9,582,827
Humana Incorporated	27,342	2,843,295
Laboratory Corporation of America Holdings †	15,745	1,603,628
McKesson Corporation	39,953	6,627,803
Patterson Companies Incorporated	14,535	603,057
Quest Diagnostics Incorporated	26,543	1,617,530
Tenet Healthcare Corporation †	17,756	766,171
UnitedHealth Group Incorporated	177,672	13,233,011
WellPoint Incorporated	52,244	4,852,423

		59,050,077

Health Care Technology: 0.10%
Cerner Corporation †	51,565	2,963,441

Life Sciences Tools & Services: 0.49%
Agilent Technologies Incorporated	57,807	3,096,721
Life Technologies Corporation †	30,173	2,284,096
PerkinElmer Incorporated	19,576	744,671
Thermo Fisher Scientific Incorporated	63,001	6,353,651
Waters Corporation †	14,892	1,482,201

		13,961,340

Pharmaceuticals: 5.87%
Abbvie Incorporated	277,059	13,423,509
Actavis plc †	30,292	4,939,716
Allergan Incorporated	51,869	5,033,886

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	287,701	$14,782,077
Eli Lilly & Company	173,258	8,701,017
Forest Laboratories Incorporated †	41,281	2,118,128
Hospira Incorporated †	28,948	1,137,946
Johnson & Johnson	492,468	46,617,021
Merck & Company Incorporated	511,394	25,482,763
Mylan Laboratories Incorporated †	66,723	2,944,486
Perrigo Company «	16,446	2,563,767
Pfizer Incorporated	1,156,921	36,709,103
Zoetis Incorporated	87,377	2,721,794

		167,175,213

Industrials: 10.69%

Aerospace & Defense: 2.73%
Boeing Company	121,294	16,283,720
General Dynamics Corporation	58,084	5,323,979
Honeywell International Incorporated	137,154	12,139,501
L-3 Communications Holdings Incorporated	15,655	1,619,666
Lockheed Martin Corporation	47,111	6,674,215
Northrop Grumman Corporation	40,222	4,532,215
Precision Castparts Corporation	25,433	6,573,159
Raytheon Company	56,356	4,997,650
Rockwell Collins Incorporated	23,593	1,715,919
Textron Incorporated	49,019	1,628,901
United Technologies Corporation	147,511	16,353,069

		77,841,994

Air Freight & Logistics: 0.82%
C.H. Robinson Worldwide Incorporated «	27,855	1,633,139
Expeditors International of Washington Incorporated	36,069	1,566,837
FedEx Corporation	51,928	7,202,414
United Parcel Service Incorporated Class B	126,255	12,925,987

		23,328,377

Airlines: 0.23%
Delta Air Lines Incorporated	149,930	4,344,971
Southwest Airlines Company	123,413	2,294,248

		6,639,219

Building Products: 0.05%
Masco Corporation	62,377	1,398,492

Commercial Services & Supplies: 0.49%
Cintas Corporation	17,956	996,558
Iron Mountain Incorporated	29,723	835,811
Pitney Bowes Incorporated	35,268	817,160
Republic Services Incorporated	47,449	1,656,445
Stericycle Incorporated †	15,010	1,763,375
The ADT Corporation	34,950	1,417,572

10	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Tyco International Limited	80,787	$3,081,216
Waste Management Incorporated	76,186	3,480,176

		14,048,313

Construction & Engineering: 0.17%
Fluor Corporation	28,491	2,216,885
Jacobs Engineering Group Incorporated †	22,974	1,373,156
Quanta Services Incorporated †	37,352	1,105,993

		4,696,034

Electrical Equipment: 0.75%
AMETEK Incorporated	42,679	2,100,660
Eaton Corporation plc	82,816	6,017,411
Emerson Electric Company	124,867	8,364,840
Rockwell Automation Incorporated	24,233	2,752,384
Roper Industries Incorporated	17,333	2,248,090

		21,483,385

Industrial Conglomerates: 2.47%
3M Company	113,467	15,148,979
Danaher Corporation	104,536	7,819,293
General Electric Company	1,779,651	47,445,496

		70,413,768

Machinery: 1.72%
Caterpillar Incorporated	111,181	9,405,913
Cummins Incorporated	30,429	4,027,582
Deere & Company	66,904	5,635,993
Dover Corporation	29,826	2,706,411
Flowserve Corporation	24,572	1,753,949
Illinois Tool Works Incorporated	72,007	5,730,317
Ingersoll-Rand plc	47,298	3,378,023
Joy Global Incorporated	18,572	1,050,432
Paccar Incorporated	61,858	3,545,082
Pall Corporation	19,544	1,635,833
Parker Hannifin Corporation	26,070	3,072,089
Pentair Limited	34,802	2,461,197
Snap-On Incorporated	10,165	1,079,015
Stanley Black & Decker Incorporated	27,974	2,276,804
Xylem Incorporated	32,380	1,119,053

		48,877,693

Professional Services: 0.18%
Dun & Bradstreet Corporation	6,780	792,243
Equifax Incorporated	21,195	1,427,059
Nielsen Holdings NV	44,155	1,905,730
Robert Half International Incorporated	24,264	937,318

		5,062,350

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	11

Security name	Shares	Value

Road & Rail: 0.90%
CSX Corporation	178,045	$4,855,287
Kansas City Southern	19,261	2,330,966
Norfolk Southern Corporation	54,515	4,780,420
Ryder System Incorporated	9,144	638,617
Union Pacific Corporation	81,058	13,134,638

		25,739,928

Trading Companies & Distributors: 0.18%
Fastenal Company	47,728	2,220,784
W.W. Grainger Incorporated	10,809	2,787,857

		5,008,641

Information Technology: 17.64%

Communications Equipment: 1.73%
Cisco Systems Incorporated	936,950	19,910,188
F5 Networks Incorporated †	13,684	1,125,646
Harris Corporation	18,687	1,205,498
JDS Uniphase Corporation †	41,510	503,931
Juniper Networks Incorporated †	88,572	1,795,354
Motorola Solutions Incorporated	41,349	2,724,072
QUALCOMM Incorporated	299,777	22,057,592

		49,322,281

Computers & Peripherals: 4.10%
Apple Incorporated	158,763	88,283,341
EMC Corporation	363,637	8,672,742
Hewlett-Packard Company	335,845	9,185,361
NetApp Incorporated	59,433	2,451,611
SanDisk Corporation	39,475	2,690,221
Seagate Technology plc	56,641	2,777,675
Western Digital Corporation	36,860	2,765,974

		116,826,925

Electronic Equipment, Instruments & Components: 0.45%
Amphenol Corporation Class A	27,813	2,364,105
Corning Incorporated	255,211	4,359,004
FLIR Systems Incorporated	24,828	736,647
Jabil Circuit Incorporated	32,228	653,262
Molex Incorporated	23,975	926,394
TE Connectivity Limited	72,267	3,809,916

		12,849,328

Internet Software & Services: 2.49%
Akamai Technologies Incorporated †	31,134	1,392,312
eBay Incorporated †	203,602	10,285,973
Google Incorporated Class A †	48,885	51,798,057

12	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Internet Software & Services (continued)
VeriSign Incorporated †	23,586	$1,341,100
Yahoo! Incorporated †	165,823	6,132,135

		70,949,577

IT Services: 3.43%
Accenture plc	112,690	8,730,094
Automatic Data Processing Incorporated	84,375	6,751,688
Cognizant Technology Solutions Corporation Class A †	52,665	4,944,717
Computer Sciences Corporation	25,809	1,358,070
Fidelity National Information Services Incorporated	51,047	2,587,062
Fiserv Incorporated †	22,734	2,498,239
International Business Machines Corporation	179,944	32,332,338
MasterCard Incorporated	18,128	13,791,964
Paychex Incorporated	56,851	2,486,094
Teradata Corporation †	28,502	1,300,831
Total System Services Incorporated	29,129	904,455
Visa Incorporated Class A	90,207	18,353,516
Western Union Company	96,453	1,607,872

		97,646,940

Office Electronics: 0.08%
Xerox Corporation	202,466	2,304,063

Semiconductors & Semiconductor Equipment: 1.96%
Altera Corporation	55,829	1,800,485
Analog Devices Incorporated	54,295	2,618,105
Applied Materials Incorporated	210,198	3,636,425
Broadcom Corporation Class A	96,123	2,565,523
First Solar Incorporated †	12,116	724,779
Intel Corporation	870,622	20,755,628
KLA-Tencor Corporation	28,962	1,849,803
Lam Research Corporation †	28,511	1,485,708
Linear Technology Corporation	40,752	1,733,998
LSI Corporation	95,603	771,516
Microchip Technology Incorporated	34,480	1,492,639
Micron Technology Incorporated †	181,477	3,829,165
NVIDIA Corporation	101,112	1,577,347
Teradyne Incorporated †	33,458	569,790
Texas Instruments Incorporated	192,434	8,274,662
Xilinx Incorporated	46,537	2,067,639

		55,753,212

Software: 3.40%
Adobe Systems Incorporated †	81,628	4,634,838
Autodesk Incorporated †	38,970	1,763,393
CA Incorporated	57,328	1,891,824
Citrix Systems Incorporated †	32,746	1,942,493
Electronic Arts Incorporated †	53,583	1,188,471
Intuit Incorporated	51,889	3,851,720

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	13

Security name	Shares	Value

Software (continued)
Microsoft Corporation	1,324,677	$50,509,934
Oracle Corporation	623,122	21,989,975
Red Hat Incorporated †	33,082	1,549,892
Salesforce.com Incorporated †	95,821	4,991,316
Symantec Corporation	122,087	2,745,737

		97,059,593

Materials: 3.40%

Chemicals: 2.49%
Air Products & Chemicals Incorporated	36,636	3,987,096
Airgas Incorporated	11,560	1,255,763
CF Industries Holdings Incorporated	10,010	2,175,974
E.I. du Pont de Nemours & Company	161,373	9,905,075
Eastman Chemical Company	26,954	2,076,267
Ecolab Incorporated	47,399	5,079,751
FMC Corporation	23,830	1,736,254
International Flavors & Fragrances Incorporated	14,284	1,261,991
LyondellBasell Industries NV Class A	78,296	6,042,885
Monsanto Company	93,163	10,558,163
Mosaic Company	59,531	2,851,535
PPG Industries Incorporated	24,974	4,596,714
Praxair Incorporated	51,525	6,505,547
Sherwin-Williams Company	15,253	2,791,757
Sigma-Aldrich Corporation	21,012	1,812,075
The Dow Chemical Company	211,489	8,260,760

		70,897,607

Construction Materials: 0.04%
Vulcan Materials Company	22,711	1,280,219

Containers & Packaging: 0.21%
Avery Dennison Corporation	17,140	838,146
Ball Corporation	25,356	1,267,293
Bemis Company Incorporated	17,986	701,994
MeadWestvaco Corporation	31,026	1,089,323
Owens-Illinois Incorporated †	28,722	947,826
Sealed Air Corporation	34,233	1,099,222

		5,943,804

Metals & Mining: 0.53%
Alcoa Incorporated	186,908	1,796,186
Allegheny Technologies Incorporated	18,866	626,729
Cliffs Natural Resources Incorporated «	26,759	669,243
Freeport-McMoRan Copper & Gold Incorporated Class B	181,373	6,291,829
Newmont Mining Corporation	86,969	2,159,440
Nucor Corporation	55,604	2,839,140
United States Steel Corporation «	25,279	677,730

		15,060,297

14	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Shares	Value

Paper & Forest Products: 0.13%
International Paper Company	77,933	$3,635,574

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.19%
AT&T Incorporated	928,116	32,678,964
CenturyTel Incorporated	104,970	3,222,579
Frontier Communications Corporation «	174,705	817,619
Verizon Communications Incorporated	500,083	24,814,118
Windstream Holdings Incorporated «	103,596	836,020

		62,369,300

Wireless Telecommunication Services: 0.15%
Crown Castle International Corporation †	57,523	4,269,932

Utilities: 2.93%

Electric Utilities: 1.61%
American Electric Power Company Incorporated	85,065	4,003,159
Duke Energy Corporation	123,360	8,630,266
Edison International	56,937	2,631,059
Entergy Corporation	31,155	1,928,183
Exelon Corporation	149,687	4,028,077
FirstEnergy Corporation	73,085	2,384,764
Nextera Energy Incoporated	74,211	6,277,508
Northeast Utilities	55,004	2,259,564
Pepco Holdings Incorporated	43,533	830,610
Pinnacle West Capital Corporation	19,222	1,025,686
PPL Corporation	110,392	3,390,138
The Southern Company	152,718	6,204,932
Xcel Energy Incorporated	86,952	2,436,395

		46,030,341

Gas Utilities: 0.11%
AGL Resources Incorporated	20,724	964,495
ONEOK Incorporated	36,034	2,092,494

		3,056,989

Independent Power Producers & Energy Traders: 0.11%
AES Corporation	107,562	1,567,178
NRG Energy Incorporated	56,433	1,493,217

		3,060,395

Multi-Utilities: 1.10%
Ameren Corporation	42,401	1,520,076
CenterPoint Energy Incorporated	74,903	1,754,977
CMS Energy Corporation	46,461	1,233,075
Consolidated Edison Incorporated	51,181	2,825,703
Dominion Resources Incorporated	101,186	6,567,983
DTE Energy Company	30,575	2,040,576

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio	15

Security name			Shares	Value

Multi-Utilities (continued)
Integrys Energy Group Incorporated			13,909	$747,470
NiSource Incorporated			54,625	1,727,243
PG&E Corporation			77,820	3,141,593
Public Service Enterprise Group Incorporated			88,400	2,889,796
SCANA Corporation			24,463	1,153,920
Sempra Energy			39,695	3,510,626
TECO Energy Incorporated			35,697	608,277
Wisconsin Energy Corporation			39,786	1,661,856

				31,383,171

Total Common Stocks (Cost $1,688,319,423)				2,807,726,588

	Yield
Short-Term Investments: 1.56%

Investment Companies: 1.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		32,725,140	32,725,140
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08		9,164,555	9,164,555

				41,889,695

		Maturity date	Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	1-2-2014	$700,000	699,994
U.S. Treasury Bill (z)#	0.07	4-10-2014	1,750,000	1,749,561

				2,449,555

Total Short-Term Investments (Cost $44,339,250)				44,339,250

Total investments in securities (Cost $1,732,658,673) *	100.09%	2,852,065,838
Other assets and liabilities, net	(0.09)	(2,592,238)

Total net assets	100.00%	$2,849,473,600

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,836,348,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,158,532,327
Gross unrealized depreciation	(142,815,085)

Net unrealized appreciation	$1,015,717,242

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 35.37%
FHLMC ±	2.12%	2-1-2043	$1,765,551	$1,783,846
FHLMC ±	2.24	7-1-2043	23,278,559	23,569,893
FHLMC ±	2.37	2-1-2043	1,754,929	1,785,825
FHLMC	2.50	5-1-2028	12,513,622	12,531,467
FHLMC ±	2.64	9-1-2042	136,888	138,002
FHLMC ±	2.68	7-1-2042	15,549	15,709
FHLMC ±	2.86	5-1-2042	4,488,672	4,572,342
FHLMC	3.00	7-1-2032	1,675,130	1,647,003
FHLMC	3.00	12-1-2032	963,845	947,661
FHLMC	3.00	2-1-2033	1,550,274	1,524,198
FHLMC	3.00	5-1-2033	2,097,783	2,062,522
FHLMC	3.00	7-1-2033	1,013,421	996,351
FHLMC	3.00	8-1-2042	554,295	526,154
FHLMC	3.00	8-1-2042	1,927,102	1,829,006
FHLMC	3.00	9-1-2042	296,023	280,958
FHLMC	3.00	9-1-2042	265,542	252,026
FHLMC	3.00	10-1-2042	1,144,066	1,085,805
FHLMC	3.00	12-1-2042	1,352,905	1,284,181
FHLMC	3.00	2-1-2043	1,276,271	1,211,202
FHLMC	3.00	4-1-2043	4,119,527	3,909,398
FHLMC	3.00	8-1-2043	84,000	79,717
FHLMC ±	3.16	2-1-2042	6,551,548	6,760,392
FHLMC	3.50	3-1-2033	912,983	930,500
FHLMC	3.50	3-1-2033	1,404,002	1,430,960
FHLMC	3.50	3-1-2033	3,665,377	3,735,604
FHLMC	3.50	6-1-2033	3,410,571	3,476,134
FHLMC	3.50	7-1-2033	1,788,503	1,822,902
FHLMC	3.50	8-1-2033	2,118,655	2,159,427
FHLMC	3.50	11-1-2042	2,792,695	2,783,127
FHLMC	3.50	11-1-2042	1,667,868	1,662,163
FHLMC	3.50	3-1-2043	2,862,490	2,852,672
FHLMC	3.50	3-1-2043	3,054,579	3,044,114
FHLMC	3.50	3-1-2043	2,585,439	2,576,584
FHLMC	3.50	4-1-2043	811,221	808,444
FHLMC	3.50	4-1-2043	8,244,887	8,216,643
FHLMC	3.50	4-1-2043	1,492,640	1,487,530
FHLMC	3.50	4-1-2043	1,134,317	1,130,432
FHLMC	3.50	4-1-2043	2,919,073	2,909,067
FHLMC	3.50	5-1-2043	8,642,672	8,613,150
FHLMC	3.50	5-1-2043	3,502,652	3,490,643
FHLMC	3.50	8-1-2043	1,388,329	1,383,557
FHLMC	4.00	6-1-2033	610,493	637,095
FHLMC	4.00	8-1-2033	574,071	599,156
FHLMC	4.00	11-1-2033	957,973	1,013,915
FHLMC	4.00	6-1-2042	3,783,049	3,904,138
FHLMC	4.00	6-1-2042	8,155,713	8,416,756
FHLMC	4.00	6-1-2042	40,489,966	41,785,852
FHLMC	4.00	10-1-2042	8,866,098	9,149,969
FHLMC	4.00	10-1-2043	1,812,615	1,870,611
FHLMC	4.50	9-1-2042	3,632,316	3,927,796

2	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	8-1-2039	$18,018,076	$19,889,238
FHLMC	5.00	4-1-2041	2,721,852	2,977,824
FHLMC	5.00	5-1-2041	2,419,521	2,635,770
FHLMC	5.00	7-1-2041	7,855,614	8,558,259
FHLMC	5.00	8-1-2041	20,249,431	22,158,409
FHLMC	5.00	4-1-2042	3,163,075	3,491,129
FHLMC	5.50	7-1-2038	8,543,164	9,409,581
FHLMC	6.00	8-1-2017	42,402	44,827
FHLMC	6.00	10-1-2017	97,703	102,969
FHLMC	6.00	2-1-2023	64,689	70,901
FHLMC	6.00	3-1-2034	499,531	556,229
FHLMC	6.00	3-1-2036	3,176,150	3,533,141
FHLMC	6.50	4-1-2021	21,935	23,275
FHLMC Series 1590 Class IA ±	1.22	10-15-2023	61,876	62,972
FHLMC Series 1897 Class K	7.00	9-15-2026	1,859	2,123
FHLMC Series 1935 Class FL ±	0.87	2-15-2027	4,649	4,686
FHLMC Series 2423 Class MC	7.00	3-15-2032	29,271	34,050
FHLMC Series 2980 Class QA	6.00	5-15-2035	279,352	311,260
FHLMC Series 3529 Class AG	6.50	4-15-2039	5,174,143	5,705,864
FHLMC Series 3622 Class WA	5.50	9-15-2039	7,580,751	8,507,990
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,865,735	3,111,314
FHLMC Series 3876 Class NB	5.00	8-15-2038	4,465,855	4,865,179
FHLMC Series K003 Class AAB	4.77	5-25-2018	3,752,000	4,068,091
FHLMC Series T-48 Class 1A3 ±	5.78	7-25-2033	95,141	109,692
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,399,350	1,626,036
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	987,693	1,146,522
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,368,607	1,636,966
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,428,116	1,719,995
FNMA ±	1.98	4-1-2043	11,467,494	11,522,648
FNMA ±	1.99	4-1-2043	8,980,991	9,030,069
FNMA ±	2.00	1-1-2043	1,544,078	1,548,415
FNMA ±	2.04	7-1-2043	2,252,483	2,181,940
FNMA ±	2.04	6-1-2043	3,782,434	3,807,128
FNMA ±	2.07	6-1-2043	6,794,171	6,832,221
FNMA ±	2.07	7-1-2043	13,681,802	13,704,305
FNMA ±	2.11	4-1-2043	1,117,791	1,126,664
FNMA ±	2.15	6-1-2043	1,782,258	1,798,926
FNMA ±	2.20	6-1-2017	1,615	1,618
FNMA	2.50	7-1-2027	8,978,105	8,994,110
FNMA	2.50	10-1-2027	11,804,385	11,825,510
FNMA	2.50	11-1-2027	9,264,028	9,280,604
FNMA	2.50	11-1-2027	15,003,607	15,067,957
FNMA	2.50	12-1-2027	3,585,678	3,592,096
FNMA	2.50	12-1-2027	6,262,945	6,274,163
FNMA %%	2.50	12-1-2028	22,400,000	22,360,625
FNMA %%	2.50	1-1-2029	15,100,000	15,038,656
FNMA ±	2.63	9-1-2043	3,842,856	3,843,197
FNMA ±	2.89	5-1-2043	1,016,435	1,036,184
FNMA %%	3.00	1-1-2029	3,900,000	4,008,621
FNMA	3.00	2-1-2033	2,157,447	2,140,615

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	3-1-2033	$1,015,810	$1,007,867
FNMA	3.00	3-1-2033	1,569,170	1,556,880
FNMA	3.00	5-1-2033	5,077,726	5,037,791
FNMA	3.00	12-1-2037	460,542	438,859
FNMA	3.00	2-1-2038	293,666	279,840
FNMA	3.00	2-1-2038	255,874	243,828
FNMA	3.00	4-1-2038	308,637	294,107
FNMA	3.00	10-1-2042	3,907,799	3,723,910
FNMA	3.00	11-1-2042	5,073,166	4,834,450
FNMA	3.00	1-1-2043	16,293,677	15,525,375
FNMA	3.00	1-1-2043	6,414,755	6,112,900
FNMA	3.00	1-1-2043	2,436,178	2,321,345
FNMA	3.00	2-1-2043	11,107,311	10,584,384
FNMA	3.00	2-1-2043	2,037,134	1,941,527
FNMA	3.00	2-1-2043	694,977	662,334
FNMA	3.00	2-1-2043	8,019,833	7,641,952
FNMA	3.00	3-1-2043	17,551,721	16,724,636
FNMA	3.00	4-1-2043	1,694,907	1,615,380
FNMA	3.00	5-1-2043	6,091,585	5,805,759
FNMA %%	3.00	12-1-2043	31,500,000	30,376,581
FNMA ±	3.03	3-1-2042	2,617,303	2,698,088
FNMA	3.50	7-1-2032	5,374,707	5,467,143
FNMA	3.50	3-1-2033	1,007,302	1,024,625
FNMA	3.50	5-1-2033	658,399	669,734
FNMA	3.50	7-1-2033	1,370,725	1,394,307
FNMA	3.50	8-1-2042	3,880,701	3,862,554
FNMA	3.50	9-1-2042	31,802,633	31,653,947
FNMA	3.50	2-1-2043	14,478,427	14,410,778
FNMA %%	3.50	12-1-2043	2,200,000	2,218,305
FNMA %%	3.50	1-1-2044	29,300,000	29,456,800
FNMA %%	4.00	12-1-2028	4,000,000	4,252,656
FNMA	4.00	10-1-2033	773,368	806,809
FNMA	4.00	11-1-2033	881,224	922,443
FNMA	4.00	11-1-2033	910,866	950,248
FNMA	4.00	11-1-2033	288,486	304,430
FNMA	4.00	11-1-2033	2,917,228	3,078,447
FNMA	4.00	11-1-2033	2,500,202	2,638,375
FNMA	4.00	11-1-2033	477,487	498,134
FNMA	4.00	6-1-2042	13,523,103	14,000,446
FNMA	4.00	10-1-2043	1,466,098	1,517,722
FNMA %%	4.50	1-1-2044	7,600,000	8,087,172
FNMA	5.00	3-1-2041	607,398	668,270
FNMA	5.00	6-1-2041	1,681,117	1,850,299
FNMA	5.00	6-1-2041	2,708,467	2,969,374
FNMA	5.00	7-1-2041	13,374,316	14,796,750
FNMA	5.00	8-1-2041	2,019,343	2,223,217
FNMA	5.00	8-1-2041	1,954,017	2,136,739
FNMA	5.00	8-1-2041	4,865,731	5,362,064
FNMA	5.00	8-1-2041	1,958,443	2,167,547
FNMA	5.00	9-1-2041	5,026,457	5,508,628

4	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	9-1-2041	$2,227,701	$2,453,234
FNMA	5.37	4-1-2017	2,460,000	2,693,834
FNMA	5.40	5-1-2017	3,177,675	3,489,586
FNMA	5.50	9-1-2034	1,579,100	1,713,301
FNMA	5.50	4-1-2036	1,070,421	1,169,820
FNMA	5.50	7-1-2039	1,668,202	1,861,572
FNMA	5.50	4-1-2040	5,161,578	5,836,061
FNMA	6.00	5-1-2017	46,976	49,364
FNMA	6.00	11-1-2017	12,094	12,723
FNMA	6.00	4-1-2022	28,328	31,223
FNMA	6.00	2-1-2029	27,070	30,237
FNMA	6.00	3-1-2033	132,840	148,340
FNMA	6.00	11-1-2033	48,252	53,916
FNMA	6.00	3-1-2034	24,451,502	27,287,807
FNMA	6.00	8-1-2034	2,101,916	2,345,795
FNMA	6.00	8-1-2034	1,146,919	1,280,257
FNMA	6.00	11-1-2034	1,585,502	1,769,134
FNMA	6.00	4-1-2035	543,772	606,942
FNMA	6.00	4-1-2035	447,406	499,371
FNMA	6.00	11-1-2035	344,591	384,656
FNMA	6.00	12-1-2035	3,165,333	3,533,302
FNMA	6.00	7-1-2037	7,345,020	8,194,341
FNMA	6.00	7-1-2037	1,735,254	1,935,771
FNMA	6.06	9-1-2016	1,339,901	1,432,173
FNMA	6.50	6-1-2017	53,347	56,305
FNMA	6.50	7-1-2017	77,201	81,650
FNMA	6.50	10-1-2036	2,869,291	3,222,032
FNMA Series 416 Class A350	3.50	11-25-2042	13,576,515	13,724,095
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	831,475	928,724
FNMA Series 1999-54 Class LH	6.50	11-25-2029	31,071	34,814
FNMA Series 2002-14 Class A2	7.00	1-25-2042	561,630	644,845
FNMA Series 2002-33 Class A2	7.50	6-25-2032	1,067,274	1,270,222
FNMA Series 2002-95 Class DB	6.00	1-25-2033	4,274,361	4,859,136
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,323,586
FNMA Series 2004-45 Class VB	4.50	10-25-2028	7,940	7,967
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	84,100
FNMA Series 2005-5 Class PA	5.00	1-25-2035	2,083,540	2,267,688
FNMA Series 2006-56 Class CA	6.00	7-25-2036	850,582	947,621
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,023,702	1,109,914
FNMA Series 2011-58 Class AT	4.00	7-25-2041	5,314,027	5,603,599
FNMA Series 2012-130 Class DC	3.00	12-25-2042	37,626,024	36,009,045
FNMA Series 2012-133 Class JP	2.50	7-25-2042	9,355,637	9,168,253
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,564,287	3,502,931
FNMA Series 2013-121 Class LB (a)	3.00	12-25-2043	13,276,000	13,707,588
FNMA Series 2013-41 Class WG	2.50	11-25-2042	2,746,621	2,725,398
GNMA %%	3.00	12-1-2043	6,900,000	6,734,508
GNMA %%	3.50	12-1-2043	12,200,000	12,436,375
GNMA %%	4.00	12-1-2043	10,800,000	11,385,141
GNMA %%	4.00	1-1-2044	41,600,000	43,717,376
GNMA %%	4.00	1-1-2044	6,200,000	6,505,883

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA %%	4.50%	12-1-2043	$31,200,000	$33,518,063
GNMA	7.00	11-15-2029	75,326	89,907
GNMA	7.75	9-20-2020	47,640	49,381
GNMA	7.75	3-20-2021	87,004	96,582
GNMA	7.75	7-20-2021	32,535	32,902
GNMA	8.05	7-15-2019	39,891	44,262
GNMA	8.05	7-15-2019	2,409	2,418
GNMA	8.05	8-15-2019	16,459	16,532
GNMA	8.05	9-15-2019	13,498	13,558
GNMA	8.05	10-15-2019	12,190	12,245
GNMA	8.05	10-15-2019	3,995	4,012
GNMA	8.05	11-15-2019	1,674	1,681
GNMA	8.05	11-15-2019	11,586	11,638
GNMA	8.05	2-15-2020	13,992	14,261
GNMA	8.05	10-15-2020	11,666	11,718
GNMA Series 2003-79 Class PV	5.50	10-20-2023	1,986,985	2,140,229
GNMA Series 2010-6 Class AB	3.00	11-20-2039	916,619	916,982
GNMA Series 2013-44 Class NA	2.50	2-20-2043	4,724,564	4,674,498

Total Agency Securities (Cost $1,043,435,825)				1,033,841,344

Asset-Backed Securities: 14.85%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	521,505	522,830
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	4,881,129	4,897,164
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	7,786,580	7,831,151
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	9,692,657	9,775,384
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	1,277,298	1,281,235
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	5,230,097	5,240,594
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	6,414,000	6,402,301
Ally Master Owner Trust Series 2011-1 Class A2	2.15	1-15-2016	7,130,000	7,144,324
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.97	9-15-2016	3,274,000	3,284,585
American Express Issuance Trust II Series 2013-1 Class A ±	0.45	2-15-2019	7,097,000	7,069,833
American Express Issuance Trust II Series 2013-2 Class A ±	0.59	5-17-2021	4,883,000	4,892,532
American Express Issuance Trust II Series 2013-2 Class A ±	0.60	8-15-2019	9,282,000	9,299,831
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	2,319,394	2,318,729
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	4,583,000	4,583,385
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	1,591,188	1,591,009
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	11,156,000	11,163,084
Bank of America Credit Card Trust Series 2007-A10 Class A10 ±	0.24	12-15-2016	8,216,000	8,215,482
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,481,354
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	5,137,000	5,150,685
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,763,585
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	2,871,000	2,883,337
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	3,248,000	3,289,902
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,061,945
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,520,736
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.22	11-15-2019	11,267,000	11,166,127
Capital One Multi-Asset Execution Trust Series 2007-A5 Series A5 ±	0.21	7-15-2020	3,911,000	3,860,235
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	2,540,000	2,540,455
Chase Issuance Trust Series 2013-A2 Class A2 ±	0.27	2-15-2017	2,177,000	2,175,657
Citibank Credit Card Issuance Trust Series 2013-A10 Class A10	0.73	2-7-2018	17,764,000	17,787,040

6	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.60%	9-10-2020	$8,617,000	$8,621,222
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	4,945,801	5,041,384
Discover Card Execution Note Trust Series 2013-A6 Class A6 ±	0.62	4-15-2021	5,531,000	5,544,490
Discover Card Execution Note Trust Series2013-A5 Class A5	1.04	4-15-2019	3,959,000	3,973,676
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.64	1-15-2016	1,766,000	1,766,507
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.72	1-15-2017	3,469,000	3,470,901
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	721,600	721,733
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	3,610,000	3,611,953
Honda Auto Receivables Owner Trust Series 2013-3 Class A2	0.54	1-15-2016	7,080,000	7,089,558
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	1,744,420	1,755,441
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.42	10-27-2036	4,872,000	4,758,507
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.35	10-25-2033	10,975,000	10,349,447
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.35	3-23-2037	5,938,000	5,707,422
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.33	11-23-2022	8,586,844	8,554,385
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	10,721,284	10,689,795
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.25	11-27-2018	1,944,172	1,939,095
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	17,148,000	16,939,995
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.97	4-25-2046	2,611,964	2,635,432
Nissan Auto Receivables Owner Trust Series 2011-A Class A3	1.18	2-16-2015	374,131	374,412
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	822,184	822,317
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	782,133	782,262
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	2,293,000	2,296,680
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	1,953,000	1,954,494
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,761,107
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	9,295,874	9,293,847
SLM Student Loan Trust Series 2004-5A Class A5 ±144A	0.84	10-25-2023	4,895,000	4,910,184
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.74	4-25-2024	9,548,349	9,564,228
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.34	4-25-2025	806,000	801,615
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.44	7-27-2026	3,510,167	3,564,575
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.34	1-25-2023	943,987	943,590
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.64	5-15-2028	2,247,207	2,242,971
SLM Student Loan Trust Series 2007-2 Class B ±	0.41	7-25-2025	2,516,000	2,168,485
SLM Student Loan Trust Series 2010-1 Class A ±	0.57	3-25-2025	2,128,029	2,121,047
SLM Student Loan Trust Series 2010-A Class 2A ±144A	3.42	5-16-2044	4,908,788	5,181,274
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.57	12-15-2023	2,737,906	2,757,495
SLM Student Loan Trust Series 2012-6 Class B ±	1.17	4-27-2043	3,834,000	3,439,002
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.57	8-15-2025	6,803,932	6,870,903
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.27	12-15-2021	5,749,247	5,774,595
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.27	8-15-2023	2,613,242	2,626,076
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.92	10-16-2023	12,018,631	12,027,813
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.92	6-15-2045	7,831,000	7,980,376
SLM Student Loan Trust Series 2013 Class 3B ±	1.67	9-25-2043	1,836,000	1,739,601
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.42	9-25-2019	3,384,000	3,368,890
SLM Student Loan Trust Series 2013-1 Class B ±	1.97	11-25-2043	1,064,000	1,030,486
SLM Student Loan Trust Series 2013-2 Class B ±	1.67	6-25-2043	1,407,000	1,328,323
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.47	5-26-2020	3,507,000	3,493,386
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.57	10-26-2020	5,129,000	5,127,154
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.67	2-25-2021	3,958,000	3,958,000
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.77	8-15-2022	4,960,731	4,953,171
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.82	7-15-2022	2,479,505	2,477,574

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85%	6-17-2030	$11,683,000	$11,382,058
SLM Student Loan Trust Series 2013-C Class A1 ±144A	1.02	2-15-2022	5,662,869	5,674,341
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	5,460,000	5,678,029
SMS Student Loan Trust Series 2000-A Class A2 ±	0.43	10-28-2028	2,825,409	2,812,249
SMS Student Loan Trust Series 2000-B Class A2 ±	0.44	4-28-2029	3,111,842	3,098,383
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	2,137,740	2,137,075
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	7,266,000	7,240,700

Total Asset-Backed Securities (Cost $433,125,939)				434,124,222

Corporate Bonds and Notes: 18.99%

Consumer Discretionary: 2.19%

Auto Components: 0.13%
TRW Automotive Incorporated 144A	4.45	12-1-2023	3,895,000	3,865,788

Automobiles: 1.23%
Daimler Finance North America LLC 144A	1.45	8-1-2016	6,250,000	6,302,606
Daimler Finance North America LLC 144A	1.88	9-15-2014	4,116,000	4,157,032
Daimler Finance North America LLC 144A	1.88	1-11-2018	3,084,000	3,069,795
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,440,000	4,463,905
Ford Motor Credit Company LLC	4.38	8-6-2023	7,258,000	7,348,340
General Motors Corporation 144A	3.50	10-2-2018	6,605,000	6,728,844
General Motors Corporation 144A	4.88	10-2-2023	2,595,000	2,611,219
General Motors Corporation 144A	6.25	10-2-2043	1,315,000	1,334,725

				36,016,466

Media: 0.64%
Comcast Corporation	4.25	1-15-2033	1,435,000	1,327,488
DIRECTV Holdings LLC	3.80	3-15-2022	1,430,000	1,367,442
NBCUniversal Enterprise Incorporated 144A	1.97	4-15-2019	3,295,000	3,232,494
Thompson Reuters Corporation	5.65	11-23-2043	725,000	726,474
Thomson Reuters Corporation	1.30	2-23-2017	2,695,000	2,697,099
Viacom Incorporated	2.50	9-1-2018	1,880,000	1,903,333
Viacom Incorporated	4.25	9-1-2023	3,670,000	3,705,243
Viacom Incorporated	5.85	9-1-2043	3,665,000	3,814,173

				18,773,746

Specialty Retail: 0.19%
Home Depot Incorporated	3.75	2-15-2024	5,420,000	5,453,067

Consumer Staples: 1.10%

Beverages: 0.29%
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,295,000	2,894,824
PepsiCo Incorporated	2.25	1-7-2019	5,575,000	5,621,908

				8,516,732

Food Products: 0.72%
ConAgra Foods Incorporated	1.30	1-25-2016	2,515,000	2,528,402
Kraft Foods Group Incorporated	6.50	2-9-2040	2,455,000	2,878,750

8	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Tyson Foods Incorporated	4.50%	6-15-2022	$3,400,000	$3,459,789
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,315,000	1,323,210
WM Wrigley Jr Company 144A	2.40	10-21-2018	1,910,000	1,925,358
WM Wrigley Jr Company 144A	2.90	10-21-2019	3,763,000	3,804,671
WM Wrigley Jr Company 144A	3.38	10-21-2020	3,795,000	3,825,796
Yum! Brands Incorporated	5.35	11-1-2043	1,280,000	1,238,126

				20,984,102

Tobacco: 0.09%
Altria Group Incorporated	4.00	1-31-2024	1,410,000	1,388,190
Altria Group Incorporated	5.38	1-31-2044	1,270,000	1,261,966

				2,650,156

Energy: 1.70%

Energy Equipment & Services: 0.24%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,585,000	2,532,817
Halliburton Company	2.00	8-1-2018	4,555,000	4,576,390

				7,109,207

Oil, Gas & Consumable Fuels: 1.46%
DCP Midstream Operating Company	4.95	4-1-2022	2,493,000	2,532,569
Dominion Gas Holdings LLC 144A	4.80	11-1-2043	1,715,000	1,670,864
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,645,000	3,849,813
Energen Corporation	4.63	9-1-2021	3,604,000	3,587,241
Energy Transfer Partners LP	5.15	2-1-2043	910,000	834,874
Energy Transfer Partners LP	5.95	10-1-2043	2,135,000	2,183,975
Energy Transfer Partners LP	6.50	2-1-2042	1,350,000	1,460,503
Kerr-McGee Corporation	6.95	7-1-2024	5,020,000	5,995,958
Kinder Morgan Energy Partners LP	5.00	3-1-2043	2,995,000	2,784,071
MidAmerican Energy Company	2.40	3-15-2019	2,930,000	2,992,517
MidAmerican Energy Company	4.80	9-15-2043	220,000	221,531
Murphy Oil Corporation	3.70	12-1-2022	4,245,000	3,967,322
Rowan Companies Incorporated	5.40	12-1-2042	1,789,000	1,618,383
Spectra Energy Partners LP	2.95	9-25-2018	1,870,000	1,912,109
Spectra Energy Partners LP	5.95	9-25-2043	1,175,000	1,248,912
TC Pipelines LP	4.65	6-15-2021	2,278,000	2,306,664
Western Gas Partners	5.38	6-1-2021	1,010,000	1,085,549
WPX Energy Incorporated	6.00	1-15-2022	2,325,000	2,336,625

				42,589,480

Financials: 8.11%

Capital Markets: 1.15%
Five Corners Funding Trust 144A	4.42	11-15-2023	5,880,000	5,873,703
Goldman Sachs Group Incorporated ±	1.84	11-29-2023	1,920,000	1,930,672
Goldman Sachs Group Incorporated	6.25	2-1-2041	2,625,000	3,012,563
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,494,000	1,656,099
Lazard Group LLC	4.25	11-14-2020	3,445,000	3,443,054
Lazard Group LLC	6.85	6-15-2017	7,155,000	8,109,134

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	5.00%	11-24-2025	$2,900,000	$2,900,893
Morgan Stanley	5.38	10-15-2015	3,625,000	3,909,896
Morgan Stanley	5.50	7-28-2021	2,523,000	2,838,019

				33,674,033

Commercial Banks: 0.34%
HSBC USA Incorporated	2.38	2-13-2015	4,571,000	4,671,996
HSBC USA Incorporated	2.63	9-24-2018	2,240,000	2,307,726
Inter-American Development Bank Series EMTN	3.88	10-28-2041	3,180,000	2,899,216

				9,878,938

Consumer Finance: 0.60%
American Express Credit Corporation	1.75	6-12-2015	7,664,000	7,798,220
Capital One Bank USA NA	1.15	11-21-2016	3,130,000	3,131,991
Capital One Bank USA NA	2.15	11-21-2018	3,445,000	3,446,233
Toyota Motor Credit Corporation	2.00	10-24-2018	1,600,000	1,607,998
Toyota Motor Credit Corporation	3.40	9-15-2021	1,590,000	1,601,181

				17,585,623

Diversified Financial Services: 3.32%
Bank of America Corporation	1.13	11-14-2016	12,070,000	12,097,025
Bank of America Corporation	1.50	10-9-2015	12,066,000	12,186,624
Bank of America Corporation	2.60	1-15-2019	8,040,000	8,123,857
Bank of America Corporation	4.10	7-24-2023	8,690,000	8,719,685
Bank of America Corporation	6.00	9-1-2017	4,150,000	4,749,903
Citigroup Incorporated	1.70	7-25-2016	4,130,000	4,184,859
Citigroup Incorporated	2.65	3-2-2015	2,428,000	2,480,370
Citigroup Incorporated	3.88	10-25-2023	2,405,000	2,361,989
Citigroup Incorporated	4.45	1-10-2017	5,154,000	5,622,256
CME Group Incorporated	5.30	9-15-2043	710,000	742,989
Discover Bank	4.20	8-8-2023	2,575,000	2,581,726
General Electric Capital Corporation	5.88	1-14-2038	3,935,000	4,452,515
Glencore Funding LLC 144A	2.50	1-15-2019	2,205,000	2,128,401
ING US Incorporated	5.50	7-15-2022	2,442,000	2,670,036
JPMorgan Chase & Company	3.20	1-25-2023	3,895,000	3,693,734
JPMorgan Chase & Company	3.38	5-1-2023	2,370,000	2,202,410
JPMorgan Chase & Company	6.00	10-1-2017	7,663,000	8,852,711
Murray Street Investment Trust I	4.65	3-9-2017	6,386,000	6,938,300
National Rural Utilities Cooperative Finance Corporation	3.40	11-15-2023	2,415,000	2,365,676

				97,155,066

Insurance: 1.39%
American International Group Incorporated	6.40	12-15-2020	2,245,000	2,674,394
American International Group Incorporated ±	8.18	5-15-2058	855,000	1,026,428
American International Group Incorporated	8.25	8-15-2018	2,655,000	3,360,869
Assurant Incorporated	2.50	3-15-2018	3,605,000	3,577,076
Berkshire Hathaway Financial Incorporated	2.90	10-15-2020	5,360,000	5,390,112
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	1,175,000	1,104,847
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	4,153,000	4,071,211

10	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Liberty Mutual Group Incorporated 144A	6.50%	5-1-2042	$1,983,000	$2,215,166
Markel Corporation	3.63	3-30-2023	1,520,000	1,450,112
Markel Corporation	4.90	7-1-2022	2,120,000	2,242,095
MetlLife Incorporated	4.37	9-15-2023	2,915,000	3,023,951
MetlLife Incorporated	4.88	11-13-2043	3,505,000	3,444,903
Prudential Financial Incorporated	2.30	8-15-2018	2,515,000	2,549,506
Reinsurance Group of America Incorporated	4.70	9-15-2023	2,415,000	2,488,182
W.R. Berkley Corporation	4.63	3-15-2022	1,854,000	1,909,006

				40,527,858

REITs: 1.31%
American Tower Corporation	3.50	1-31-2023	2,963,000	2,718,161
American Tower Corporation	4.50	1-15-2018	3,163,000	3,409,768
American Tower Corporation	5.05	9-1-2020	2,361,000	2,499,458
AvalonBay Communities Incorporated	3.63	10-1-2020	1,140,000	1,163,134
Boston Properties LP	3.13	9-1-2023	1,855,000	1,725,562
Boston Properties LP	3.80	2-1-2024	2,780,000	2,711,929
DDR Corporation	3.38	5-15-2023	4,110,000	3,803,312
DDR Corporation	4.63	7-15-2022	4,205,000	4,346,048
Equity One Incorporated	3.75	11-15-2022	1,506,000	1,418,616
Federal Realty Investment Trust	3.00	8-1-2022	1,750,000	1,647,930
HCP Incorporated	5.65	12-15-2013	4,930,000	4,937,469
Mid America Apartments LP	4.30	10-15-2023	2,745,000	2,702,323
Prologis LP	4.25	8-15-2023	3,335,000	3,333,166
Tanger Properties LP	3.88	12-1-2023	1,820,000	1,781,371

				38,198,247

Health Care: 1.31%

Biotechnology: 0.34%
Amgen Incorporated	5.38	5-15-2043	4,860,000	4,938,343
Celgene Corporation	2.30	8-15-2018	2,395,000	2,406,415
Celgene Corporation	5.25	8-15-2043	2,455,000	2,456,363

				9,801,121

Health Care Equipment & Supplies: 0.13%
St. Jude Medical Incorporated	3.25	4-15-2023	4,175,000	3,920,985

Health Care Providers & Services: 0.36%
Express Scripts Holding Company	2.10	2-12-2015	5,030,000	5,113,654
WellPoint Incorporated	3.13	5-15-2022	4,325,000	4,092,765
Wellpoint Incorporated	5.10	1-15-2044	1,275,000	1,250,774

				10,457,193

Pharmaceuticals: 0.48%
Merck & Company Incorporated	1.30	5-18-2018	4,010,000	3,937,664
Merck & Company Incorporated	2.80	5-18-2023	2,895,000	2,724,916
Mylan Incorporated	5.40	11-29-2043	1,050,000	1,063,103
Perrigo Company	2.95	5-15-2023	2,095,000	2,095,614

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	3.00%	6-15-2023	$2,325,000	$2,223,021
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	2,149,000	2,036,283

				14,080,601

Industrials: 0.46%

Aerospace & Defense: 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	4,615,000	4,344,487
Northrop Grumman Corporation	4.75	6-1-2043	3,530,000	3,329,425

				7,673,912

Machinery: 0.06%
Flowserve Corporation	4.00	11-15-2023	1,810,000	1,797,252

Road & Rail: 0.14%
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,828,000	3,887,234

Information Technology: 0.64%

Computers & Peripherals: 0.17%
IBM Corporation	1.63	5-15-2020	5,220,000	4,905,887

Semiconductors & Semiconductor Equipment: 0.08%
Intel Corporation	4.00	12-15-2032	2,467,000	2,275,988

Software: 0.39%
Oracle Corporation	2.38	1-15-2019	8,805,000	8,946,479
Oracle Corporation	3.63	7-15-2023	2,655,000	2,639,723

				11,586,202

Materials: 0.08%

Chemicals: 0.08%
Mosaic Company	5.45	11-15-2033	1,130,000	1,154,080
Mosaic Company	5.63	11-15-2043	1,260,000	1,281,887

				2,435,967

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 1.34%
AT&T Incorporated	1.60	2-15-2017	4,690,000	4,713,000
AT&T Incorporated	4.30	12-15-2042	1,145,000	954,726
Verizon Communications Incorporated	2.50	9-15-2016	8,445,000	8,768,410
Verizon Communications Incorporated	3.65	9-14-2018	6,284,000	6,679,603
Verizon Communications Incorporated	4.50	9-15-2020	2,150,000	2,308,339
Verizon Communications Incorporated	5.15	9-15-2023	2,325,000	2,480,089
Verizon Communications Incorporated	6.40	9-15-2033	8,389,000	9,361,285
Verizon Communications Incorporated	6.55	9-15-2043	3,470,000	3,947,059

				39,212,511

12	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.06%

Electric Utilities: 0.96%
Ameren Corporation	8.88%	5-15-2014	$4,050,000	$4,194,395
American Electric Power Company	1.65	12-15-2017	4,580,000	4,540,644
Duke Energy Corporation	1.63	8-15-2017	2,245,000	2,256,470
Duke Energy Corporation	3.95	10-15-2023	1,620,000	1,633,611
Duke Energy Ohio Incorporated	3.80	9-1-2023	1,770,000	1,797,886
Kentucky Utilities Company	4.65	11-15-2043	1,105,000	1,102,192
NiSource Finance Corporation	5.65	2-1-2045	1,860,000	1,874,754
PPL Capital Funding Incorporated	3.40	6-1-2023	1,985,000	1,865,257
PPL Capital Funding Incorporated	4.70	6-1-2043	1,850,000	1,631,391
Southern Company	2.45	9-1-2018	3,313,000	3,367,678
Southwestern Electric Power Company	3.55	2-15-2022	1,401,000	1,372,959
Wisconsin Public Service Corporation	4.75	11-1-2044	2,360,000	2,397,080

				28,034,317

Gas Utilities: 0.25%
ONEOK Partners LP	2.00	10-1-2017	2,790,000	2,791,780
ONEOK Partners LP	3.20	9-15-2018	2,475,000	2,557,937
ONEOK Partners LP	6.20	9-15-2043	1,785,000	1,915,862

				7,265,579

Multi-Utilities: 0.85%
Dominion Resources Incorporated	8.88	1-15-2019	3,840,000	4,969,117
Louisville Gas & Electric Company	4.65	11-15-2043	980,000	977,510
MidAmerican Energy Holdings Company 144A	5.15	11-15-2043	4,550,000	4,538,957
Pacific Gas & Electric Corporation	3.25	6-15-2023	4,108,000	3,914,049
Pacific Gas & Electric Corporation	4.60	6-15-2043	710,000	664,774
Pacific Gas & Electric Corporation	5.13	11-15-2043	2,690,000	2,743,649
Puget Energy Incorporated	6.00	9-1-2021	4,785,000	5,279,233
Sempra Energy	4.05	12-1-2023	1,710,000	1,710,477

				24,797,766

Total Corporate Bonds and Notes (Cost $552,322,555)				555,111,024

Municipal Obligations: 1.01%

California: 0.26%
California Build America Bonds (GO)	7.60	11-1-2040	2,725,000	3,721,342
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	3,035,000	3,958,156

				7,679,498

Illinois: 0.13%
Illinois Finance Authority (GO)	5.37	3-1-2017	1,990,000	2,152,444
Illinois Finance Authority (GO)	5.88	3-1-2019	1,595,000	1,735,025

				3,887,469

Nevada: 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-2045	3,165,000	3,927,132

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.17%
New Jersey Turnpike Authority (Transportation Revenue)	7.10%	1-1-2041	$3,827,000	$5,006,252

New York: 0.13%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,100,000	3,625,999

Ohio: 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	1,259,000	1,093,618

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	3,500,000	4,209,590

Total Municipal Obligations (Cost $25,833,149)				29,429,558

Non-Agency Mortgage Backed Securities: 7.34%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	53,164	53,299
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	157,196	157,272
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	5,002,000	5,463,064
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	1,373,000	1,351,930
Commercial Mortgage Trust Pass-Through Certificate Series 2010-CL Class A3 144A	4.21	7-10-2046	2,579,000	2,767,659
Commercial Mortgage Trust Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,060,614
Commercial Mortgage Trust Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	3,109,923	3,126,912
Commercial Mortgage Trust Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	4,220,000	4,428,384
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	1,642,608	1,650,870
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	10-10-2046	5,811,000	6,046,049
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	1,101,000	1,102,879
Commercial Mortgage Trust Series 2013-CR12 Class A4	4.05	10-10-2046	4,783,000	4,888,259
Commercial Mortgage Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	4,053,000	4,182,732
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	904,000	926,715
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,259,000	2,378,849
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	2,226,950	2,424,391
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	2,920,468	3,069,517
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	4,546,000	5,080,478
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,836,000	5,241,982
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	1,663,735	1,674,057
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	3,755,000	3,976,631
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75	7-10-2039	4,375,250	4,549,818
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.99	8-10-2045	3,347,000	3,700,945
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	2,286,000	2,514,714
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	3,941,000	4,107,216
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	5,273,000	5,507,981
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	8-25-2024	10,957,525	12,268,286
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	4,199,113	4,265,639
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4 ±	4.92	10-15-2042	6,824,921	7,213,832
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	3,343,750	3,587,550

14	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43%	12-12-2043	$5,605,803	$6,105,600
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	697,686	705,879
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	11-15-2017	2,887,764	3,202,536
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	3,928,000	4,185,543
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	2,745,000	2,908,649
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,774,306	1,867,631
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	3,702,000	3,994,395
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	2,900,000	2,830,183
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	3,636,000	3,788,650
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C12 Class A1	1.08	7-15-2045	2,989,079	2,989,635
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A1	1.30	1-15-2046	1,307,370	1,314,800
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	4,914,000	5,036,226
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB	3.41	1-15-2046	1,079,000	1,109,402
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C14 Class A2	3.02	8-15-2046	5,672,000	5,888,614
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	30,156	30,181
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	749,367	764,159
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.04	7-15-2044	1,751,000	1,778,468
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	2,169,000	2,225,767
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	5,981,455	6,017,476
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class ASB ±	3.91	7-15-2046	822,000	867,614
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	8,107,000	8,459,606
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	2,874,000	2,860,714
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	7,596,000	7,431,205
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	2,670,000	2,599,021
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	2,898,073	2,941,095
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	3,410,000	3,734,755
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.28	2-25-2047	148,697	132,463
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	7,793,000	7,709,763
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	80,278	79,961
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	7,944	7,802
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	232,395	232,358
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.69	2-25-2028	65,085	64,068
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	4,330,000	4,314,100
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	6,591,000	6,521,037

Total Non-Agency Mortgage Backed Securities (Cost $213,464,578)				214,467,880

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 18.95%
U.S. Treasury Bond	2.75%	8-15-2042	$8,750,000	$7,098,438
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,510,862
U.S. Treasury Bond	3.13	2-15-2043	22,362,000	19,601,679
U.S. Treasury Bond	3.63	8-15-2043	18,809,000	18,174,196
U.S. Treasury Bond	3.75	11-15-2043	6,321,000	6,249,889
U.S. Treasury Note	0.25	9-30-2015	24,408,000	24,404,192
U.S. Treasury Note	0.25	10-31-2015	28,464,000	28,451,760
U.S. Treasury Note	0.38	8-31-2015	71,293,000	71,443,357
U.S. Treasury Note ##	0.63	8-15-2016	33,136,000	33,270,598
U.S. Treasury Note	0.63	10-15-2016	59,869,000	60,037,352
U.S. Treasury Note ##	0.63	11-15-2016	131,711,000	132,009,457
U.S. Treasury Note	1.25	11-30-2018	4,415,000	4,392,925
U.S. Treasury Note	1.75	10-31-2020	8,770,000	8,585,006
U.S. Treasury Note	2.00	11-30-2020	6,510,000	6,471,882
U.S. Treasury Note	2.38	7-31-2017	22,264,000	23,479,815
U.S. Treasury Note	2.50	8-15-2023	1,526,000	1,496,911
U.S. Treasury Note	2.75	11-15-2023	23,517,000	23,524,337
U.S. Treasury Note ##	3.13	4-30-2017	77,368,000	83,551,405

Total U.S. Treasury Securities (Cost $553,760,297)				553,754,061

Yankee Corporate Bonds and Notes: 6.54%

Consumer Discretionary: 0.19%

Textiles, Apparel & Luxury Goods: 0.19%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,484,000	5,525,338

Consumer Staples: 0.37%

Beverages: 0.37%
Diageo Capital plc	1.13	4-29-2018	3,740,000	3,647,218
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	1,335,000	1,189,082
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	1,427,000	1,196,782
Pernod Ricard SA 144A	4.25	7-15-2022	1,660,000	1,671,102
Pernod Ricard SA 144A	5.75	4-7-2021	2,824,000	3,132,468

				10,836,652

Energy: 1.45%

Energy Equipment & Services: 0.10%
Weatherford International Limited	4.50	4-15-2022	2,030,000	2,051,132
Weatherford International Limited	5.95	4-15-2042	825,000	818,709

				2,869,841

Oil, Gas & Consumable Fuels: 1.35%
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	1,982,000	1,996,090
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,753,000	2,803,520
Ecopetrol SA	7.38	9-18-2043	3,865,000	4,185,795
Husky Energy Incorporated	7.25	12-15-2019	1,991,000	2,443,224
Petrobras Global Finance Company	3.00	1-15-2019	7,290,000	6,922,336
Petroleos Mexicanos Company ±	2.27	7-18-2018	1,665,000	1,719,113
Petroleos Mexicanos Company	4.88	1-18-2024	1,620,000	1,612,073

16	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos Company	5.50%	6-27-2044	$2,255,000	$1,996,153
Shell International Finance BV	2.00	11-15-2018	4,263,000	4,304,726
Statoil ASA	2.90	11-8-2020	3,200,000	3,223,514
Statoil ASA	3.70	3-1-2024	2,410,000	2,410,798
Talisman Energy Incorporated	3.75	2-1-2021	1,595,000	1,536,004
Transocean Incorporated	6.38	12-15-2021	3,972,000	4,461,740

				39,615,086

Financials: 2.21%

Commercial Banks: 1.64%
HSBC Holdings plc	4.00	3-30-2022	2,225,000	2,290,635
ING Bank NV 144A	5.80	9-25-2023	4,145,000	4,318,862
Lloyds Bank plc	2.30	11-27-2018	3,360,000	3,375,399
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	13,100,000	13,107,860
Rabobank Nederland	5.75	12-1-2043	4,015,000	4,104,522
Rabobank Nederland NV	3.88	2-8-2022	3,130,000	3,158,020
Rabobank Nederland NV	4.63	12-1-2023	4,960,000	4,951,583
Skandinaviska Enskilda 144A	2.38	11-20-2018	8,960,000	9,000,410
Standard Chartered plc 144A	5.20	1-26-2024	3,430,000	3,484,588

				47,791,879

Diversified Financial Services: 0.51%
Deutsche Bank AG London ±	4.30	5-24-2028	1,810,000	1,652,452
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,795,000	6,806,320
Volkswagen International Finance NV 144A	2.13	11-20-2018	6,400,000	6,418,810

				14,877,582

Insurance: 0.06%
XLIT Limited	5.25	12-15-2043	1,780,000	1,802,651

Health Care: 0.49%

Health Care Equipment & Supplies: 0.18%
Mallinckrodt International Finance SA 144A	4.75	4-15-2023	5,695,000	5,335,196

Pharmaceuticals: 0.31%
Perrigo Company 144A	1.30	11-8-2016	2,990,000	2,993,340
Perrigo Company 144A	2.30	11-8-2018	2,990,000	2,997,986
Perrigo Company 144A	4.00	11-15-2023	2,975,000	2,944,497

				8,935,823

Information Technology: 0.12%

Internet Software & Services: 0.12%
Baidu Incorporated	3.25	8-6-2018	3,330,000	3,405,058

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.66%

Chemicals: 0.10%
LyondellBasell International Finance BV	4.00%	7-15-2023	$1,810,000	$1,807,604
LyondellBasell International Finance BV	5.25	7-15-2043	1,120,000	1,127,392

				2,934,996

Metals & Mining: 0.56%
Barrick Gold Corporation	4.10	5-1-2023	3,100,000	2,793,658
BHP Billiton Finance USA Limited	3.85	9-30-2023	4,145,000	4,176,485
BHP Billiton Finance USA Limited	5.00	9-30-2043	3,030,000	3,060,061
Codelco Incorporated 144A	5.63	10-18-2043	1,935,000	1,882,859
Vale SA	5.63	9-11-2042	2,320,000	2,052,741
Xstrata Finance Canada 144A	2.05	10-23-2015	2,463,000	2,484,428

				16,450,232

Telecommunication Services: 0.93%

Diversified Telecommunication Services: 0.20%
Telefonica Chile SA 144A	3.88	10-12-2022	2,740,000	2,525,861
Telefonica Emisiones SAU	4.57	4-27-2023	3,265,000	3,233,816

				5,759,677

Wireless Telecommunication Services: 0.73%
America Movil SAB de CV	2.38	9-8-2016	2,600,000	2,672,140
America Movil SAB de CV	3.13	7-16-2022	6,375,000	5,929,062
Vodafone Group plc	0.90	2-19-2016	7,550,000	7,584,254
Vodafone Group plc	1.50	2-19-2018	5,205,000	5,114,433

				21,299,889

Utilities: 0.12%

Electric Utilities: 0.12%
Comision Federal de Electricidad 144A	4.88	1-15-2024	2,100,000	2,084,250
Electricite de France SA 144A	4.60	1-27-2020	1,349,000	1,475,902

				3,560,152

Total Yankee Corporate Bonds and Notes (Cost $193,375,955)				191,000,052

Yankee Government Bonds: 2.00%
Federal Republic of Brazil	4.25	1-7-2025	8,145,000	7,656,300
Hashemite Kingdom of Jordan	2.50	10-30-2020	4,204,000	4,190,804
Japan Bank for International Cooperation	1.75	7-31-2018	7,260,000	7,299,480
Japan Bank for International Cooperation	3.38	7-31-2023	4,150,000	4,148,494
Kingdom of Spain Notes 144A	4.00	3-6-2018	2,900,000	2,987,870
Province of Quebec	2.63	2-13-2023	4,345,000	4,051,278
Republic of Slovenia 144A	4.75	5-10-2018	5,975,000	6,004,875
Republic of Slovenia 144A	5.50	10-26-2022	2,525,000	2,496,594
Republic of Slovenia 144A	5.85	5-10-2023	1,940,000	1,954,550
Slovak Republic 144A	4.38	5-21-2022	8,970,000	9,261,525
United Mexican States	5.75	10-12-2049	9,261,000	8,358,053

Total Yankee Government Bonds (Cost $60,183,937)				58,409,823

18	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	67,603,250	$67,603,250

Total Short-Term Investments (Cost $67,603,250)			67,603,250

Total investments in securities (Cost $3,143,105,485) *	107.36%	3,137,741,214
Other assets and liabilities, net	(7.36)	(215,149,848)

Total net assets	100.00%	$2,922,591,366

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,149,708,027 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,693,980
Gross unrealized depreciation	(42,660,793)

Net unrealized depreciation	$(11,966,813)

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 28, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 28, 2014